UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund

Annual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2018

Parametric Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	42

Federal Tax Information	43

Management and Organization	44

Important Notices	47

Parametric Emerging Markets Fund

January 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2018, emerging market equities staged a sharp rally, with the MSCI Emerging Markets Index (the Index)2 posting positive returns in 11 of the 12 months. Investors were initially drawn to the asset class based on its attractive valuation versus U.S. equities, as well as signs that the Trump trade policy was not as draconian as feared. Moreover, the rally drew strength from the growing consensus that global growth was back on track, and should allow for a prolonged period of expansion in emerging market economies.

Although the emerging markets rally was broad-based for the year, many weaker performers from the first six months experienced a rebound during the back half of the period, while the initial leaders showed mixed results.

At the country level, China rose over 60% on data showing continued strength across its economy. Greece, which rallied after the International Monetary Fund announced it would not ask for any further fiscal reform, rose over 55%. Poland advanced over 50%, as equity markets rallied in response to the economic expansion across the Eurozone. The tech-heavy markets of South Korea and Taiwan were among the top-performers during the first half of the period, but trailed during the latter half due to a pullback in information technology stocks and news that Apple cut its forecast for iPhone X shipments. Taiwan is home to a number of major component providers to the iPhone. Qatar and Pakistan were the only constituents to decline for the year.

Frontier markets (as measured by the MSCI Frontier Markets Index) generally delivered moderately lower returns than emerging markets (as measured by the Index). Country returns in the frontier markets were predominantly positive.

Fund Performance

For the 12-month period ended January 31, 2018, Parametric Emerging Markets Fund (the Fund) had a total return of 29.33% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of 41.01% for the same period.

An underweight to China was the top detractor from relative performance, as Chinese markets continued to rally on strong economic growth. The inclusion of Pakistan also weighed on relative results, as stocks fell due to political corruption scandals which led to the resignation of its prime minister. Lastly, an overweight to Mexico detracted from Fund performance versus the Index. Mexican stocks fell due to increasing signs that the North American Free Trade Agreement may be modified or canceled and a corruption scandal in the ruling political party.

The largest contributor to relative Fund performance was an underweight to Taiwan. Many of the suppliers for Apple’s smart phones are based in Taiwan, and suffered due to the lukewarm reception to the latest iPhone models. The sector diversification6 process within South Korea also contributed to relative results, particularly due to a resulting overweight to health care, which rose on increasing signs of success by South Korean generic drug-makers. The inclusion of non-index country Vietnam also benefited relative performance. Vietnam rallied on the back of a pronounced privatization effort by the country’s government, which led to the listing of a number of large, established companies.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

January 31, 2018

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	29.33%	3.72%	2.43%
Class C at NAV	06/30/2006	06/30/2006	28.32	2.96	1.67
Class C with 1% Maximum Sales Charge	—	—	27.32	2.96	1.67
Institutional Class at NAV	06/30/2006	06/30/2006	29.56	3.97	2.68
Class R6 at NAV	07/01/2014	06/30/2006	29.69	4.02	2.71
MSCI Emerging Markets Index	—	—	41.01%	5.74%	3.87%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6
		1.38%	2.13%	1.13%	1.08%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2008	$11,803	N.A.
Institutional Class	$50,000	01/31/2008	$65,167	N.A.
Class R6	$1,000,000	01/31/2008	$1,306,681	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Fund

January 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Sberbank of Russia PJSC	0.9%

America Movil SAB de CV, Series L	0.8

China Mobile, Ltd.	0.7

MTN Group, Ltd.	0.6

Naspers, Ltd., Class N	0.6

Credicorp, Ltd.	0.6

Cielo SA	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Gazprom PJSC ADR	0.5

Tencent Holdings, Ltd.	0.4

Total	6.1%

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Fund

January 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Fund

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,142.90	$7.40	1.37%
Class C	$1,000.00	$1,138.80	$11.43	2.12%
Institutional Class	$1,000.00	$1,144.10	$6.05	1.12%
Class R6	$1,000.00	$1,145.20	$5.84	1.08%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.30	$6.97	1.37%
Class C	$1,000.00	$1,014.50	$10.76	2.12%
Institutional Class	$1,000.00	$1,019.60	$5.70	1.12%
Class R6	$1,000.00	$1,019.80	$5.50	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

6

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments

Common Stocks — 99.0%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	162,806	$1,577,590
Arcos Dorados Holdings, Inc., Class A(1)	330,114	3,383,668
Banco Macro SA, Class B ADR	6,487	704,099
BBVA Banco Frances SA ADR	25,288	639,534
Cresud SA ADR	42,441	919,696
Grupo Financiero Galicia SA, Class B ADR	30,387	2,121,013
IRSA Inversiones y Representaciones SA ADR	35,110	1,008,359
MercadoLibre, Inc.	13,622	5,273,076
Pampa Energia SA ADR(1)	50,499	3,560,179
Transportadora de Gas del Sur SA ADR(1)	20,764	475,496
YPF SA ADR	121,524	2,934,805

		$22,597,515

Bahrain — 0.7%
Ahli United Bank BSC	14,236,325	$10,035,220
Al Salam Bank-Bahrain BSC	11,920,388	3,889,124
GFH Financial Group BSC	11,076,329	4,407,667
Ithmaar Holding BSC(1)	14,771,027	2,782,809

		$21,114,820

Bangladesh — 0.7%
ACI, Ltd.	60,159	$309,155
Aftab Automobiles, Ltd.	349,827	253,525
Bangladesh Export Import Co., Ltd.	3,834,762	1,204,127
Bangladesh Submarine Cable Co., Ltd.	192,647	222,136
Beximco Pharmaceuticals, Ltd.	457,495	587,684
BSRM Steels, Ltd.	1,068,413	945,056
City Bank, Ltd. (The)	1,250,881	636,244
CVO Petrochemical Refinery, Ltd.(1)	90,270	223,502
Grameenphone, Ltd.	551,510	3,307,107
Heidelberger Cement Bangladesh, Ltd.	146,500	723,232
Islami Bank Bangladesh, Ltd.	1,269,074	520,860
Jamuna Oil Co., Ltd.	180,599	421,276
Khulna Power Co., Ltd.	757,470	515,315
LankaBangla Finance, Ltd.	771,506	381,905
Meghna Petroleum, Ltd.	174,079	399,953
National Bank, Ltd.(1)	3,910,869	607,358
Olympic Industries, Ltd.	607,819	2,052,139
Orion Pharma, Ltd.	258,206	147,102
Padma Oil Co., Ltd.	195,600	556,384
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	232,733
Pubali Bank, Ltd.	2,029,094	696,514
Renata, Ltd.	27,547	408,602
Singer Bangladesh, Ltd.	142,500	324,660

Security	Shares	Value

Bangladesh (continued)
Social Islami Bank, Ltd.	1,610,176	$428,378
Southeast Bank, Ltd.	1,630,632	396,025
Square Pharmaceuticals, Ltd.	465,938	1,829,136
Summit Power, Ltd.	1,655,358	720,623
Titas Gas Transmission & Distribution Co., Ltd.	1,020,740	526,726
Unique Hotel & Resorts, Ltd.	1,020,672	667,691
United Airways Bangladesh, Ltd.(1)	6,170,401	377,837
United Commercial Bank, Ltd.	1,220,971	318,474

		$20,941,459

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,539,465	$975,075
Botswana Insurance Holdings, Ltd.	859,111	1,659,097
First National Bank of Botswana, Ltd.	7,940,100	1,872,701
Letshego Holdings, Ltd.	17,758,614	3,477,675
Sechaba Breweries Holdings, Ltd.	1,220,550	2,457,967
Standard Chartered Bank Botswana, Ltd.	531,120	275,671

		$10,718,186

Brazil — 6.1%
AES Tiete Energia SA	98,400	$385,446
AMBEV SA	1,387,850	9,561,616
B2W Cia Digital(1)	144,970	966,922
B3 SA - Brasil Bolsa Balcao	340,200	2,784,814
Banco Bradesco SA, PFC Shares	408,839	5,229,187
Banco do Brasil SA	172,498	2,148,374
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	489,049
BB Seguridade Participacoes SA	142,700	1,393,408
BR Malls Participacoes SA	146,211	589,708
Bradespar SA, PFC Shares	121,000	1,188,352
Braskem SA, PFC Shares	57,460	891,117
BRF SA(1)	288,140	3,197,034
CCR SA	634,000	3,118,261
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	2,167,494
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,490,614
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	2,229,617
Cia de Saneamento de Minas Gerais-COPASA	34,800	492,618
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	671,022
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,272,493
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	755,499
Cia Hering	68,200	478,427
Cia Paranaense de Energia, PFC Shares	85,800	660,062
Cia Siderurgica Nacional SA(1)	205,600	709,210
Cielo SA	1,955,606	16,499,275
Construtora Tenda SA(1)	55,284	387,821

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cosan SA Industria e Comercio	82,300	$1,127,298
CPFL Energia SA	338,972	2,282,156
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	1,107,279
Duratex SA	162,858	521,391
EcoRodovias Infraestrutura e Logistica SA	166,400	594,883
EDP-Energias do Brasil SA	186,700	803,408
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	117,480	519,921
Embraer SA	194,900	1,224,701
Embraer SA ADR	77,548	1,958,087
Engie Brasil Energia SA	126,500	1,426,996
Equatorial Energia SA	90,400	1,986,190
Estacio Participacoes SA	124,600	1,370,756
Even Construtora e Incorporadora SA(1)	341,400	669,727
Ez Tec Empreendimentos e Participacoes SA	111,998	783,213
Fibria Celulose SA	69,257	1,192,977
Fleury SA	304,200	2,864,407
Gafisa SA	55,284	298,457
Gerdau SA, PFC Shares	290,100	1,311,186
Gol Linhas Aereas Inteligentes SA, PFC Shares	97,000	551,372
Hypermarcas SA	177,000	2,018,889
Iochpe Maxion SA	61,000	455,681
Itau Unibanco Holding SA, PFC Shares	344,780	5,655,431
Itausa-Investimentos Itau SA, PFC Shares	745,987	3,102,425
JBS SA	406,725	1,282,984
Klabin SA, PFC Shares	983,700	997,285
Kroton Educacional SA	652,836	3,329,750
Light SA(1)	80,000	416,824
Localiza Rent a Car SA	317,352	2,567,902
Lojas Americanas SA, PFC Shares	342,800	1,818,368
Lojas Renner SA	328,270	3,900,911
Marcopolo SA, PFC Shares	585,600	768,301
Marfrig Global Foods SA(1)	287,155	613,787
Metalurgica Gerdau SA, PFC Shares	260,300	562,104
MRV Engenharia e Participacoes SA	205,500	977,189
Multiplus SA	60,200	665,110
Natura Cosmeticos SA	120,900	1,325,119
Odontoprev SA	688,600	3,594,293
Petroleo Brasileiro SA, PFC Shares	2,564,500	15,857,078
Prumo Logistica SA(1)	159,600	562,557
Qualicorp SA	485,600	4,662,431
Randon SA Implementos e Participacoes, PFC Shares	303,500	814,477
Rumo SA(1)	185,919	832,726
Smiles Fidelidade SA	22,500	580,155
Suzano Papel e Celulose SA	223,625	1,450,123

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, PFC Shares	720,100	$12,171,182
TIM Participacoes SA	1,498,150	6,348,093
Totvs SA	306,690	3,128,507
Transmissora Alianca de Energia Electrica SA	91,000	575,534
Ultrapar Participacoes SA	201,384	5,154,065
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	181,750	676,571
Vale SA	931,247	12,115,564
Valid Solucoes SA	100,870	645,872
Via Varejo SA	49,500	421,356
Weg SA	631,040	4,694,177

		$187,094,666

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$868,779
Chimimport AD	329,922	510,963
MonBat AD	60,235	409,206
Petrol AD(1)(2)	102,500	0
Sopharma AD	354,600	957,959

		$2,746,907

Chile — 3.0%
AES Gener SA	1,904,140	$611,234
Aguas Andinas SA, Series A	1,752,898	1,180,559
AntarChile SA	88,715	1,738,156
Banco de Chile	16,532,601	2,824,499
Banco de Chile ADR	4,198	426,307
Banco de Credito e Inversiones	35,999	2,764,882
Banco Santander Chile	43,930,759	3,710,755
Banmedica SA	173,981	605,642
Cap SA	79,412	1,028,168
Cencosud SA	1,566,681	4,880,691
Cia Cervecerias Unidas SA	207,308	2,969,398
Cia Sud Americana de Vapores SA(1)	14,510,741	755,830
Colbun SA	4,152,944	1,032,673
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,916,940
Empresa Nacional de Telecomunicaciones SA	270,924	3,236,724
Empresas CMPC SA	1,264,282	4,972,986
Empresas COPEC SA	702,613	12,155,253
Enel Americas SA	17,888,503	4,184,063
Enel Chile SA	12,287,847	1,549,154
Enel Generacion Chile SA	2,105,520	2,014,430
Engie Energia Chile SA	328,455	729,997
Forus SA	132,100	602,638
Inversiones Aguas Metropolitanas SA	218,715	431,748

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Inversiones La Construccion SA	34,520	$716,363
Itau CorpBanca	133,731,904	1,357,662
Latam Airlines Group SA	412,844	7,142,914
Parque Arauco SA	541,699	1,783,708
Quinenco SA	339,935	1,109,189
Ripley Corp. SA	721,671	855,954
S.A.C.I. Falabella	967,866	10,163,051
Sigdo Koppers SA	440,196	929,565
Sociedad Matriz SAAM SA	6,242,812	688,663
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	92,659	5,191,443
Sonda SA	1,014,743	2,105,807
Vina Concha y Toro SA	864,834	1,922,395

		$90,289,441

China — 12.3%
3SBio, Inc.(1)(3)	1,558,500	$3,180,673
AECC Aviation Power Co., Ltd.	40,221	159,530
Agile Group Holdings, Ltd.	1,096,000	1,963,622
Agricultural Bank of China, Ltd., Class H	2,350,000	1,437,819
Aier Eye Hospital Group Co., Ltd., Class A	66,500	370,785
Air China, Ltd., Class H	1,646,000	2,399,595
Aisino Corp.	70,100	229,225
Alibaba Group Holding, Ltd. ADR(1)	15,200	3,105,208
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	3,370,626
Angang Steel Co., Ltd., Class H	1,994,000	2,165,570
Anhui Conch Cement Co., Ltd., Class H	923,000	5,064,346
ANTA Sports Products, Ltd.	513,000	2,461,420
AVIC Aircraft Co., Ltd., Class A	125,600	313,484
Baidu, Inc. ADR(1)	15,800	3,901,336
Bank of Beijing Co., Ltd.	182,760	218,038
Bank of China, Ltd., Class H	4,859,000	2,912,164
Bank of Communications, Ltd., Class H	2,468,900	2,132,103
Bank of Nanjing Co., Ltd.	169,400	274,635
Bank of Ningbo Co., Ltd., Class A	115,300	367,312
Beijing Capital Co., Ltd.	186,400	153,099
Beijing Capital International Airport Co., Ltd., Class H	918,000	1,393,800
Beijing Enterprises Holdings, Ltd.	171,500	1,052,434
Beijing Enterprises Water Group, Ltd.	3,236,000	2,324,109
Beijing Orient Landscape & Environment Co., Ltd., Class A	79,000	231,019
Beijing Originwater Technology Co., Ltd., Class A	127,500	328,824
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	75,700	463,702
Beijing Tongrentang Co., Ltd.	42,800	230,652
Beijing Water Business Doctor Co., Ltd., Class A	101,700	304,767

Security	Shares	Value

China (continued)
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	$0
Beiqi Foton Motor Co., Ltd.	407,100	176,561
BOE Technology Group Co., Ltd., Class A	514,900	497,636
Brilliance China Automotive Holdings, Ltd.	1,086,000	2,761,085
BYD Co., Ltd., Class H	401,200	3,774,834
Cangzhou Mingzhu Plastic Co., Ltd., Class A	104,020	173,438
CGN Power Co., Ltd., Class H(3)	6,666,000	1,882,799
Changchun High & New Technology Industries, Inc., Class A	10,400	285,441
Changjiang Securities Co., Ltd., Class A	213,800	271,757
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	205,190
China Agri-Industries Holdings, Ltd.	2,074,000	962,931
China Biologic Products Holdings, Inc.(1)	32,700	2,646,411
China Bluechemical, Ltd., Class H	1,270,000	456,862
China Cinda Asset Management Co., Ltd., Class H	1,495,000	631,514
China CITIC Bank Corp., Ltd., Class H	840,000	689,631
China Coal Energy Co., Ltd., Class H	2,329,000	1,201,846
China Communications Construction Co., Ltd., Class H	1,612,000	1,919,387
China Communications Services Corp., Ltd., Class H	1,642,000	1,040,167
China Construction Bank Corp., Class H	5,100,630	5,855,888
China Dongxiang Group Co., Ltd.	4,257,000	865,197
China Everbright Bank Co., Ltd.	341,400	253,441
China Everbright International, Ltd.	880,000	1,340,154
China Everbright, Ltd.	408,000	1,003,823
China Evergrande Group(1)	774,000	2,548,859
China Fortune Land Development Co., Ltd.	52,329	373,986
China Gas Holdings, Ltd.	1,294,000	3,777,680
China Gezhouba Group Co., Ltd.	152,700	230,672
China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	993,435
China International Travel Service Corp., Ltd.	37,600	304,770
China Jinmao Holdings Group, Ltd.	478,000	311,156
China Life Insurance Co., Ltd., Class H	584,000	1,966,444
China Longyuan Power Group Corp., Ltd., Class H	2,157,000	1,574,436
China Mengniu Dairy Co., Ltd.	1,436,000	4,681,261
China Merchants Bank Co., Ltd., Class H	497,524	2,429,074
China Merchants Port Holdings Co., Ltd.	318,035	838,577
China Merchants Securities Co., Ltd.	77,000	234,693
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	188,374	770,197
China Minsheng Banking Corp., Ltd., Class H	1,350,240	1,540,156
China Mobile, Ltd.	1,959,500	20,634,304
China Molybdenum Co., Ltd., Class H	4,203,000	3,224,777
China National Building Material Co., Ltd., Class H	1,138,000	1,207,416
China National Nuclear Power Co., Ltd.	210,800	254,164
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	249,879

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Oilfield Services, Ltd., Class H	1,294,000	$1,540,043
China Overseas Land & Investment, Ltd.	936,160	3,620,384
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	992,763
China Petroleum & Chemical Corp., Class H	10,960,300	9,474,255
China Power International Development, Ltd.	1,381,000	376,836
China Railway Construction Corp., Ltd., Class H	1,393,500	1,691,990
China Railway Group, Ltd., Class H	2,179,000	1,668,893
China Resources Beer Holdings Co., Ltd.	964,000	3,640,355
China Resources Gas Group, Ltd.	548,000	1,804,528
China Resources Land, Ltd.	768,000	3,056,596
China Resources Phoenix Healthcare Holdings Co., Ltd.	355,000	513,204
China Resources Power Holdings Co., Ltd.	1,019,600	1,879,996
China Shenhua Energy Co., Ltd., Class H	1,500,500	4,662,432
China Shineway Pharmaceutical Group, Ltd.	381,000	468,968
China Shipbuilding Industry Co., Ltd.(1)	185,800	183,409
China Southern Airlines Co., Ltd., Class H	2,200,000	2,865,532
China Sports Industry Group Co., Ltd.	69,000	133,029
China State Construction Engineering Corp., Ltd.	215,100	345,981
China Taiping Insurance Holdings Co., Ltd.	254,800	1,096,898
China Telecom Corp., Ltd., Class H	4,948,000	2,450,602
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,728,920
China Unicom (Hong Kong), Ltd.(1)	2,090,372	3,133,487
China United Network Communications, Ltd., Class A(1)	711,800	790,676
China Vanke Co., Ltd., Class H	742,520	3,616,761
China Yangtze Power Co., Ltd.	225,100	568,858
China Yurun Food Group, Ltd.(1)	1,776,000	262,939
Chongqing Changan Automobile Co., Ltd., Class A	98,800	201,614
CIFI Holdings Group Co., Ltd.	772,000	663,224
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	187,539
CITIC, Ltd.	1,152,000	1,813,041
CNOOC, Ltd.	4,530,000	7,120,534
COFCO Tunhe Sugar Co., Ltd.	118,100	150,740
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	945,555
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	978,197
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,591,138
COSCO SHIPPING Ports, Ltd.	1,250,000	1,306,221
Country Garden Holdings Co., Ltd.	1,353,631	2,907,584
CSPC Pharmaceutical Group, Ltd.	3,068,000	6,796,438
Ctrip.com International, Ltd. ADR(1)	75,854	3,548,450
Daqin Railway Co., Ltd.	191,900	293,891
Datang International Power Generation Co., Ltd., Class H(1)	4,476,000	1,474,662
Deluxe Family Co., Ltd.	146,700	141,415
Dong-E-E-Jiao Co., Ltd., Class A	41,400	432,152

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	$2,560,201
Dr Peng Telecom & Media Group Co., Ltd.	104,900	274,855
East Money Information Co., Ltd., Class A	94,800	230,360
Financial Street Holdings Co., Ltd., Class A	242,398	453,414
Focus Media Information Technology Co., Ltd., Class A	163,620	371,879
Fullshare Holdings, Ltd.	4,362,500	2,052,729
GD Power Development Co., Ltd.	528,500	261,974
Gemdale Corp.	169,600	421,801
GoerTek, Inc., Class A	63,700	141,776
Golden Eagle Retail Group, Ltd.	739,000	936,848
Great Wall Motor Co., Ltd., Class H	1,771,500	2,152,762
Gree Electric Appliances, Inc. of Zhuhai, Class A	73,500	653,391
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	329,376
Guangdong Golden Dragon Development, Inc., Class A	82,300	212,209
Guangdong Investment, Ltd.	1,842,000	2,738,616
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	150,300	593,835
Guanghui Energy Co., Ltd.	355,600	284,237
Guangzhou Automobile Group Co., Ltd., Class H	1,258,013	2,835,450
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	935,680
Guangzhou R&F Properties Co., Ltd., Class H	522,400	1,462,054
Guosen Securities Co., Ltd., Class A	117,628	219,301
Guoyuan Securities Co., Ltd., Class A	113,850	197,348
Haier Electronics Group Co., Ltd.	161,000	549,619
Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	329,125
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	70,700	447,490
Harbin Pharmaceutical Group Co., Ltd.(2)	150,900	111,486
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	272,127
Hengan International Group Co., Ltd.	407,000	3,899,372
Hengtong Optic-electric Co., Ltd.	69,200	396,424
Hesteel Co., Ltd., Class A	506,400	324,222
Huadian Power International Corp., Ltd., Class H	1,100,000	417,620
Huadong Medicine Co., Ltd., Class A	31,474	282,449
Huaneng Power International, Inc., Class H	5,166,000	3,322,920
Huaneng Renewables Corp., Ltd., Class H	1,716,000	593,083
Huatai Securities Co., Ltd.	73,700	229,251
Huaxia Bank Co., Ltd.	146,972	229,730
Huayu Automotive Systems Co., Ltd.	82,008	345,364
Hubei Energy Group Co., Ltd., Class A	277,714	206,578
Humanwell Healthcare Group Co., Ltd.	69,600	178,121
Hundsun Technologies, Inc.	28,100	230,062
Iflytek Co., Ltd., Class A	46,500	406,439

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
iKang Healthcare Group, Inc. ADR(1)	36,000	$579,960
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	4,778,602
Industrial Bank Co., Ltd.	163,702	485,960
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	278,558
Inner Mongolia Yili Industrial Group Co., Ltd.	92,700	501,985
JD.com, Inc. ADR(1)	33,900	1,668,897
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	229,191
Jiangsu Expressway Co., Ltd., Class H	878,000	1,350,466
Jiangsu Hengrui Medicine Co., Ltd.	44,640	537,838
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	20,000	413,039
Jiangxi Copper Co., Ltd., Class H	1,510,000	2,551,058
Jiangxi Ganfeng Lithium Co., Ltd., Class A	34,100	314,549
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	217,200
Jinke Properties Group Co., Ltd., Class A	265,299	217,471
Jinyu Bio-Technology Co., Ltd.	33,740	162,046
Jizhong Energy Resources Co., Ltd., Class A	231,400	217,614
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)(2)	297,600	188,838
Kangde Xin Composite Material Group Co., Ltd., Class A	76,700	243,710
Kangmei Pharmaceutical Co., Ltd.	93,100	307,849
Kingboard Chemical Holdings, Ltd.	256,100	1,401,309
Kingfa Sci & Tech Co., Ltd.	171,338	177,080
Kunlun Energy Co., Ltd.	958,000	950,300
Kweichow Moutai Co., Ltd.	8,200	996,697
KWG Property Holding, Ltd.	476,000	802,123
Lee & Man Paper Manufacturing, Ltd.	1,220,000	1,432,746
Lenovo Group, Ltd.	2,934,000	1,688,967
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	287,224
Li Ning Co., Ltd.(1)	774,208	622,701
Liaoning Cheng Da Co., Ltd.(1)	72,100	202,170
Longfor Properties Co., Ltd.	316,500	1,032,864
LONGi Green Energy Technology Co., Ltd.	33,100	202,596
Luxshare Precision Industry Co., Ltd., Class A	115,300	398,403
Luye Pharma Group, Ltd.	496,500	442,566
Luzhou Laojiao Co., Ltd., Class A	27,300	283,539
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	1,229,508
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	96,200	355,976
Midea Group Co., Ltd., Class A	60,900	578,598
NARI Technology Co., Ltd.	85,600	230,489
NetEase, Inc. ADR	6,200	1,984,992
Neusoft Corp.	74,400	157,223
New Oriental Education & Technology Group, Inc. ADR	32,200	2,965,298
Nine Dragons Paper Holdings, Ltd.	879,000	1,363,746
O-film Tech Co., Ltd., Class A	65,800	186,649
Oceanwide Holdings Co., Ltd., Class A(2)	204,000	256,816

Security	Shares	Value

China (continued)
Offshore Oil Engineering Co., Ltd.	217,300	$241,766
Oriental Energy Co., Ltd., Class A	132,900	264,878
PetroChina Co., Ltd., Class H	7,560,000	5,966,402
PICC Property & Casualty Co., Ltd., Class H	352,000	728,209
Ping An Bank Co., Ltd., Class A	429,188	958,333
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	5,123,423
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	283,105
Poly Property Group Co., Ltd.(1)	2,484,000	1,372,727
Poly Real Estate Group Co., Ltd., Class A	271,600	743,143
Power Construction Corp. of China, Ltd.	187,000	217,883
Qingdao Haier Co., Ltd.	133,100	448,456
RiseSun Real Estate Development Co., Ltd., Class A	249,300	545,569
SAIC Motor Corp., Ltd.	82,400	450,879
Sanan Optoelectronics Co., Ltd.	84,900	313,237
Sany Heavy Industry Co., Ltd.	122,300	178,713
SDIC Power Holdings Co., Ltd.	200,900	229,611
Semiconductor Manufacturing International Corp.(1)	787,700	1,133,609
Shandong Gold Mining Co., Ltd.	42,500	215,069
Shandong Nanshan Aluminum Co., Ltd.	409,500	230,151
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,591,079
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,900	159,021
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	980,309
Shanghai Industrial Holdings, Ltd.	304,000	888,118
Shanghai Jahwa United Co., Ltd.	52,000	281,910
Shanghai Oriental Pearl Group Co., Ltd.	58,400	156,961
Shanghai Pudong Development Bank Co., Ltd.	244,400	511,304
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,395	169,861
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	310,862
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	257,798
Shenergy Co., Ltd.	114,100	109,318
Shenwan Hongyuan Group Co., Ltd., Class A	389,701	331,362
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	250,922
Shenzhen Investment, Ltd.	674,000	300,467
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	290,675
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	114,200	217,510
Shimao Property Holdings, Ltd.	763,500	2,265,594
Siasun Robot & Automation Co., Ltd., Class A(1)	114,800	365,369
Sichuan Changhong Electric Co., Ltd.	307,800	163,412
Sichuan Chuantou Energy Co., Ltd.	152,000	235,201
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	1,213,653
SINA Corp.(1)	11,900	1,395,275
Sino Biopharmaceutical, Ltd.	3,764,000	6,904,518

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sino-Ocean Group Holding, Ltd.	2,570,500	$2,122,154
Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,947,000	3,020,493
Sinopharm Group Co., Ltd., Class H	1,100,800	4,851,126
Sohu.com, Inc.(1)	10,300	396,653
Sun Art Retail Group, Ltd.	1,476,000	1,998,889
Sunac China Holdings, Ltd.	406,000	1,937,717
Suning Commerce Group Co., Ltd., Class A	144,800	303,098
Tasly Pharmaceutical Group Co., Ltd.	33,400	190,315
TBEA Co., Ltd.	93,537	145,758
TCL Corp., Class A	373,200	211,834
Tencent Holdings, Ltd.	231,202	13,661,133
Tianqi Lithium Corp., Class A	44,850	373,044
Tingyi (Cayman Islands) Holding Corp.	1,720,000	3,577,203
Tonghua Dongbao Pharmaceutical Co., Ltd.	71,640	259,616
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	776,200	358,621
Tsinghua Tongfang Co., Ltd.	100,600	157,632
Tsingtao Brewery Co., Ltd., Class H	324,000	1,803,987
Tus-Sound Environmental Resources Co., Ltd., Class A	46,900	226,010
Wanhua Chemical Group Co., Ltd.(2)	35,865	216,232
Want Want China Holdings, Ltd.	4,460,000	3,930,648
Weibo Corp. ADR(1)	2,290	296,715
Weichai Power Co., Ltd., Class H	887,600	1,107,209
West China Cement, Ltd.(1)	4,450,000	764,348
Western Mining Co., Ltd.	169,300	224,859
Western Securities Co., Ltd., Class A	104,100	206,951
WH Group, Ltd.(3)	3,559,000	4,400,358
Wintime Energy Co., Ltd.(2)	327,670	140,001
Wuliangye Yibin Co., Ltd., Class A	47,900	642,243
Xinhu Zhongbao Co., Ltd.(1)	301,800	266,680
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	248,450
Yango Group Co., Ltd., Class A	206,192	325,337
Yangzijiang Shipbuilding Holdings, Ltd.	1,535,000	1,866,898
Yanzhou Coal Mining Co., Ltd., Class H	1,098,000	1,909,697
Yonghui Superstores Co., Ltd.	233,400	426,605
Youngor Group Co., Ltd.	132,440	191,838
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	263,804
Yuexiu Property Co., Ltd.	1,590,000	340,909
Yunnan Baiyao Group Co., Ltd., Class A	21,200	340,471
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	160,600	185,813
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,226,459
Zhejiang China Commodities City Group Co., Ltd.	167,200	158,272
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	290,548
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,221,109
Zhejiang Huahai Pharmaceutical Co., Ltd.	31,250	130,462
Zhejiang Longsheng Group Co., Ltd.	148,343	294,049

Security	Shares	Value

China (continued)
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	$205,786
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	227,609
Zhengzhou Yutong Bus Co., Ltd.	66,400	231,197
Zhongjin Gold Corp., Ltd.	115,900	180,704
Zhongtian Financial Group Co., Ltd., Class A(2)	210,000	122,671
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	495,070
Zijin Mining Group Co., Ltd., Class H	8,448,000	4,259,089
ZTE Corp., Class H(1)	456,103	1,655,091

		$374,824,672

Colombia — 1.5%
Almacenes Exito SA	465,190	$2,930,801
Avianca Holdings SA, PFC Shares	551,298	554,601
Banco Davivienda SA, PFC Shares	81,361	913,951
Banco de Bogota SA	77,039	1,810,610
Bancolombia SA	114,355	1,310,370
Bancolombia SA ADR, PFC Shares	84,300	3,873,585
Celsia SA ESP	740,070	1,220,414
Cementos Argos SA	529,343	2,107,677
Cementos Argos SA, PFC Shares	253,603	850,706
Cemex Latam Holdings SA(1)	173,596	667,960
Corporacion Financiera Colombiana SA	74,770	708,182
Ecopetrol SA	10,092,955	9,459,939
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	307,370
Grupo Argos SA	395,281	2,874,776
Grupo Argos SA, PFC Shares	108,995	695,910
Grupo Aval Acciones y Valores SA, PFC Shares	2,976,771	1,337,347
Grupo de Inversiones Suramericana SA	169,621	2,397,888
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	651,712
Grupo Energia Bogota SA ESP	2,931,523	2,096,900
Grupo Nutresa SA	582,655	5,551,451
Interconexion Electrica SA	823,887	4,151,376

		$46,473,526

Croatia — 0.7%
AD Plastik DD	19,187	$593,426
Adris Grupa DD, PFC Shares	47,518	3,426,781
Atlantic Grupa DD	1,465	239,019
Atlantska Plovidba DD(1)	12,175	1,329,422
Ericsson Nikola Tesla DD	7,395	1,501,729
Hrvatski Telekom DD	185,995	5,157,481
INA Industrija Nafte DD	900	458,161
Koncar-Elektroindustrija DD	8,576	1,005,795
Kras DD	4,381	331,827
Ledo DD(1)	978	65,242

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Croatia (continued)
Podravka Prehrambena Industrija DD	19,726	$888,537
Valamar Riviera DD	754,570	5,430,610
Zagrebacka Banka DD	178,504	1,725,368

		$22,153,398

Czech Republic — 0.7%
CEZ AS	310,200	$7,945,088
Komercni Banka AS	170,428	7,826,801
Philip Morris CR AS	3,278	2,724,408
Unipetrol AS	209,352	3,766,058

		$22,262,355

Egypt — 0.8%
Alexandria Mineral Oils Co.	1,176,841	$641,076
Arab Cotton Ginning	491,303	163,063
Commercial International Bank Egypt SAE	1,060,819	4,684,406
Eastern Tobacco	160,359	4,216,321
Egypt Kuwait Holding Co. SAE	923,523	906,265
Egyptian Financial Group-Hermes Holding Co.	393,508	455,150
ElSewedy Electric Co.	269,621	2,370,899
Ezz Steel(1)	576,315	731,696
Global Telecom Holding SAE(1)	5,309,804	2,049,549
Juhayna Food Industries	1,123,468	692,220
Maridive & Oil Services SAE(1)	789,875	355,246
Orascom Telecom Media and Technology Holding SAE	7,289,225	292,567
Oriental Weavers Co.	936,875	848,746
Palm Hills Developments SAE(1)	3,564,918	767,160
Pioneers Holding(1)	373,831	184,050
Sidi Kerir Petrochemicals Co.	803,688	1,168,767
Six of October Development & Investment Co.(1)	382,178	405,375
Talaat Moustafa Group	2,277,606	1,225,240
Telecom Egypt	806,834	607,983

		$22,765,779

Estonia — 0.4%
AS Merko Ehitus	78,018	$869,973
AS Tallink Grupp	3,623,652	5,558,549
AS Tallinna Kaubamaja Grupp	192,740	2,350,618
AS Tallinna Vesi	116,590	1,580,934
Nordecon AS	145,374	225,348
Olympic Entertainment Group AS	831,290	1,914,023

		$12,499,445

Ghana — 0.2%
CAL Bank, Ltd.(1)	1,805,732	$460,701
Ghana Commercial Bank, Ltd.	1,626,918	2,667,430

Security	Shares	Value

Ghana (continued)
Produce Buying Co., Ltd.(1)	488,128	$5,419
Standard Chartered Bank of Ghana, Ltd.	209,400	1,441,326

		$4,574,876

Greece — 1.5%
Aegean Airlines SA	78,939	$898,655
Aegean Marine Petroleum Network, Inc.	66,025	307,016
Alpha Bank AE(1)	994,698	2,420,208
Athens Water Supply & Sewage Co. SA	104,694	888,107
Costamare, Inc.	108,419	706,892
Diana Shipping, Inc.(1)	182,990	695,362
Ellaktor SA(1)	333,206	776,236
Eurobank Ergasias SA(1)	668,793	745,526
FF Group(1)	46,335	1,110,979
GasLog, Ltd.	70,301	1,420,080
GEK Terna Holding Real Estate Construction SA(1)	180,050	1,207,195
Grivalia Properties REIC AE	14,830	171,327
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,647,953
Hellenic Petroleum SA	127,570	1,392,691
Hellenic Telecommunications Organization SA	491,580	7,708,678
Holding Co. ADMIE IPTO SA(1)	402,146	1,050,007
JUMBO SA	135,382	2,674,332
Motor Oil (Hellas) Corinth Refineries SA	119,734	2,992,477
Mytilineos Holdings SA(1)	189,130	2,371,326
National Bank of Greece SA(1)	9,050,198	3,826,815
Navios Maritime Holdings, Inc.(1)	293,886	358,541
OPAP SA	249,882	3,348,434
Public Power Corp. SA(1)	404,501	1,597,164
StealthGas, Inc.(1)	37,397	162,677
Terna Energy SA	112,955	691,791
Titan Cement Co. SA	156,592	4,805,777
Tsakos Energy Navigation, Ltd.	106,400	388,360

		$46,364,606

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,023,950	$1,913,062
MOL Hungarian Oil & Gas PLC	561,932	6,863,587
OTP Bank PLC	156,074	7,231,553
Richter Gedeon Nyrt.	251,599	6,458,548

		$22,466,750

India — 5.9%
ABB India, Ltd.	19,900	$517,358
ACC, Ltd.	45,970	1,238,925
Adani Enterprises, Ltd.	180,900	602,549

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Adani Ports and Special Economic Zone, Ltd.	658,048	$4,415,476
Adani Power, Ltd.(1)	556,250	318,633
Adani Transmission, Ltd.(1)	299,124	977,419
Aditya Birla Capital, Ltd.(1)	94,280	252,471
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	236,827
Ambuja Cements, Ltd.	342,920	1,415,036
Asian Paints, Ltd.	102,017	1,814,896
Axis Bank, Ltd.	189,668	1,767,666
Bajaj Auto, Ltd.	33,912	1,773,342
Bank of Baroda	175,282	430,105
Bank of India(1)	109,562	269,345
Bharat Forge, Ltd.	127,300	1,438,699
Bharat Heavy Electricals, Ltd.	648,450	1,015,878
Bharat Petroleum Corp., Ltd.	192,772	1,483,870
Bharti Airtel, Ltd.	1,387,736	9,585,155
Biocon, Ltd.	181,800	1,754,697
Canara Bank	67,631	360,937
CG Power and Industrial Solutions, Ltd.(1)	213,600	304,089
Cipla, Ltd.	237,210	2,212,063
Coal India, Ltd.	290,700	1,372,001
Colgate-Palmolive (India), Ltd.	77,000	1,354,645
Container Corp. of India, Ltd.	67,800	1,480,962
Crompton Greaves Consumer Electricals, Ltd.	213,600	833,145
Cummins India, Ltd.	49,900	704,930
Dabur India, Ltd.	465,900	2,608,355
Divi’s Laboratories, Ltd.	93,600	1,534,693
DLF, Ltd.	88,900	348,860
Dr. Reddy’s Laboratories, Ltd.	48,300	1,691,111
GAIL (India), Ltd.	278,022	2,091,619
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	333,914
Glenmark Pharmaceuticals, Ltd.	125,460	1,194,112
GMR Infrastructure, Ltd.(1)	1,721,400	585,781
Grasim Industries, Ltd.	67,343	1,226,968
Gujarat State Petronet, Ltd.	265,747	846,319
HCL Technologies, Ltd.	156,435	2,419,443
HDFC Bank, Ltd.	100,584	3,277,880
Hero MotoCorp, Ltd.	31,601	1,832,589
Hindalco Industries, Ltd.	229,710	922,521
Hindustan Petroleum Corp., Ltd.	190,488	1,183,570
Hindustan Unilever, Ltd.	273,143	5,861,117
Hindustan Zinc, Ltd.	148,400	721,972
Housing Development Finance Corp., Ltd.	129,630	3,982,219
ICICI Bank, Ltd.	282,999	1,566,513
IDBI Bank, Ltd.(1)	367,000	347,881
Idea Cellular, Ltd.(1)	1,816,900	2,639,138
IDFC Bank, Ltd.	260,034	231,409

Security	Shares	Value

India (continued)
IDFC, Ltd.	260,034	$229,093
IFCI, Ltd.(1)	673,372	300,205
Indiabulls Housing Finance, Ltd.	40,115	873,020
Indiabulls Real Estate, Ltd.(1)	91,200	306,183
Indian Hotels Co., Ltd. (The)	197,136	427,775
Indian Oil Corp., Ltd.	212,700	1,392,593
Infosys, Ltd.	483,819	8,723,823
ITC, Ltd.	978,546	4,169,879
Jindal Steel & Power, Ltd.(1)	268,800	1,118,912
JSW Steel, Ltd.	442,738	2,035,599
Kotak Mahindra Bank, Ltd.	85,911	1,495,671
Larsen & Toubro, Ltd.	256,557	5,739,034
LIC Housing Finance, Ltd.	49,663	416,987
Lupin, Ltd.	80,300	1,117,217
Mahindra & Mahindra, Ltd.	121,720	1,462,904
Maruti Suzuki India, Ltd.	27,850	4,153,886
Nestle India, Ltd.	11,930	1,397,683
NMDC, Ltd.	86,003	189,185
NTPC, Ltd.	1,745,919	4,672,448
Oil & Natural Gas Corp., Ltd.	694,501	2,217,639
Oracle Financial Services Software, Ltd.	13,345	876,214
Piramal Enterprises, Ltd.	76,807	3,303,293
Power Grid Corporation of India, Ltd.	1,307,767	3,987,613
Reliance Capital, Ltd.	36,735	280,549
Reliance Communications, Ltd.(1)	1,412,060	653,111
Reliance Industries, Ltd.	657,396	9,926,440
Reliance Infrastructure, Ltd.	133,300	1,037,240
Reliance Power, Ltd.(1)	1,400,250	1,002,446
Siemens, Ltd.	47,180	958,750
State Bank of India	248,606	1,226,435
Steel Authority of India, Ltd.(1)	513,200	717,112
Sun Pharmaceutical Industries, Ltd.	498,368	4,535,649
Sun TV Network, Ltd.	55,449	888,204
Suzlon Energy, Ltd.(1)	2,099,450	484,184
Tata Communications, Ltd.	127,400	1,227,883
Tata Consultancy Services, Ltd.	119,737	5,847,642
Tata Global Beverages, Ltd.	74,700	341,135
Tata Motors, Ltd.(1)	208,855	1,307,513
Tata Power Co., Ltd. (The)	1,346,918	1,881,557
Tata Steel, Ltd.	102,296	1,135,102
Tech Mahindra, Ltd.	160,844	1,545,943
Titan Co., Ltd.	138,900	1,894,922
UltraTech Cement, Ltd.	30,328	2,084,022
Unitech, Ltd.(1)	2,836,900	375,744
United Spirits, Ltd.(1)	29,285	1,502,849
UPL, Ltd.	105,956	1,249,981

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Vedanta, Ltd.	476,489	$2,545,052
Voltas, Ltd.	214,800	2,037,726
Wipro, Ltd.	279,904	1,340,073
Yes Bank, Ltd.	224,815	1,250,500
Zee Entertainment Enterprises, Ltd.	142,399	1,333,425

		$178,597,148

Indonesia — 3.0%
Adaro Energy Tbk PT	20,118,500	$3,680,500
AKR Corporindo Tbk PT	4,864,500	2,258,790
Aneka Tambang Persero Tbk PT(1)	10,251,500	699,939
Astra Argo Lestari Tbk PT	775,000	752,238
Astra International Tbk PT	13,196,100	8,369,096
Bank Central Asia Tbk PT	1,999,700	3,395,051
Bank Danamon Indonesia Tbk PT	1,913,203	1,021,001
Bank Mandiri Persero Tbk PT	3,765,100	2,288,891
Bank Negara Indonesia Persero Tbk PT	1,726,700	1,212,458
Bank Pan Indonesia Tbk PT(1)	4,945,000	542,566
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	184,243
Bank Rakyat Indonesia Persero Tbk PT	12,098,500	3,345,830
Bank Tabungan Negara Tbk PT	2,513,500	686,863
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bukit Asam Persero Tbk PT	6,717,500	1,705,640
Bumi Serpong Damai Tbk PT	3,215,100	436,965
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,433,825
Gudang Garam Tbk PT	295,000	1,786,691
Hanson International Tbk PT(1)	23,744,500	196,668
Indo Tambangraya Megah Tbk PT	652,700	1,475,826
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,964,214
Indofood Sukses Makmur Tbk PT	3,485,500	2,016,746
Indosat Tbk PT	1,634,500	674,627
Jasa Marga (Persero) Tbk PT	3,198,000	1,360,625
Kalbe Farma Tbk PT	61,346,500	7,615,553
Lippo Karawaci Tbk PT	6,134,800	252,073
Matahari Department Store Tbk PT	686,300	570,252
Matahari Putra Prima Tbk PT(1)	7,240,000	261,544
Medco Energi Internasional Tbk PT(1)	17,990,000	1,665,691
Media Nusantara Citra Tbk PT	3,201,000	364,158
Mitra Keluarga Karyasehat Tbk PT	3,345,900	477,015
MNC Investama Tbk PT(1)	49,042,500	443,409
Perusahaan Gas Negara Persero Tbk PT	31,781,800	6,192,047
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	702,983
PP Persero Tbk PT	8,311,089	1,941,926
Semen Indonesia Persero Tbk PT	5,479,200	4,552,784

Security	Shares	Value

Indonesia (continued)
Sigmagold Inti Perkasa Tbk PT(1)(2)	17,097,000	$44,695
Siloam International Hospitals Tbk PT(1)	2,296,600	1,510,532
Sugih Energy Tbk PT(1)(2)	49,382,700	73,769
Surya Semesta Internusa Tbk PT	14,275,000	623,843
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	7,693,069
Tower Bersama Infrastructure Tbk PT	2,272,900	1,041,961
Unilever Indonesia Tbk PT	746,500	3,031,842
United Tractors Tbk PT	1,701,383	4,933,559
Vale Indonesia Tbk PT(1)	5,222,500	1,456,574
Waskita Karya Persero Tbk PT	4,712,800	996,915
Wijaya Karya Beton Tbk PT	3,158,200	141,520
Wijaya Karya Persero Tbk PT	6,522,800	1,012,252
XL Axiata Tbk PT(1)	2,604,900	581,445

		$91,670,704

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	70,342	$3,680,444
Alia The Royal Jordanian Airlines PLC(1)	249,829	183,087
Arab Bank PLC	903,834	7,411,285
Arab Potash Co. PLC	77,671	1,817,988
Bank of Jordan	276,495	1,204,010
Cairo Amman Bank	313,506	676,297
Capital Bank of Jordan	406,376	456,776
Jordan Ahli Bank	453,459	779,628
Jordan Islamic Bank	227,486	1,205,451
Jordan Petroleum Refinery	450,709	1,732,103
Jordan Telecommunications Co.	120,379	366,415
Jordanian Electric Power Co.	395,572	979,955
Union Investment Corp. PLC(1)	99,181	165,343

		$20,658,782

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	447,782	$5,795,808
KAZ Minerals PLC(1)	550,742	6,408,985
KazMunaiGas Exploration Production GDR(4)	496,151	6,819,715
Kcell JSC GDR(4)	414,605	2,157,526
Nostrum Oil & Gas PLC(1)	75,523	333,862

		$21,515,896

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$203,853
Bamburi Cement Co., Ltd.	564,900	976,123
Barclays Bank of Kenya, Ltd.	9,494,460	1,001,906
British American Tobacco Kenya, Ltd.	52,000	395,946
Co-operative Bank of Kenya, Ltd. (The)	7,647,436	1,261,955

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Kenya (continued)
East African Breweries, Ltd.	1,752,080	$4,329,678
Equity Group Holdings, Ltd.	6,707,500	2,815,574
KCB Group, Ltd.	5,819,120	2,597,819
KenolKobil, Ltd.	5,013,500	726,080
Kenya Power & Lighting, Ltd.	7,482,654	658,787
Nation Media Group PLC	518,384	521,380
Safaricom, Ltd.	21,152,872	6,141,295
Standard Chartered Bank Kenya, Ltd.	219,542	431,545

		$22,061,941

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	1,676,506	$4,826,558
Ahli United Bank	352,908	410,214
Al Ahli Bank of Kuwait KSCP	587,702	595,763
Al-Mazaya Holding Co.	882,500	332,941
ALAFCO Aviation Lease and Finance Co. KSCP	830,284	1,040,328
Boubyan Bank KSCP	471,971	724,443
Boubyan Petrochemicals Co.	1,754,743	4,164,600
Burgan Bank SAK	562,380	595,308
Combined Group Contracting Co. KSC	149,084	229,135
Commercial Bank of Kuwait KSCP	472,404	631,270
Commercial Real Estate Co. KSCC	2,296,205	704,141
Gulf Bank	1,247,063	1,031,631
Gulf Cable & Electrical Industries Co. KSCP	308,785	446,378
Gulf National Holding Co.(1)(2)	595,711	0
Jazeera Airways Co. KSC	299,261	649,477
Kuwait Cement Co.	533,870	853,027
Kuwait Finance House KSCP	2,071,196	4,041,082
Kuwait International Bank	556,951	417,991
Kuwait Portland Cement Co. KSC	200,012	679,014
Kuwait Projects Co. Holdings KSC	476,189	477,414
Kuwait Real Estate Co. KSC(1)	2,762,965	540,781
Mabanee Co. SAKC	588,595	1,437,490
Mezzan Holding Co. KSCC	138,999	360,923
Mobile Telecommunications Co.	4,568,989	7,196,360
National Bank of Kuwait SAK	2,190,745	5,408,175
National Industries Group Holding SAK(1)	2,272,316	1,226,831
National Investment Co.	581,744	193,796
National Real Estate Co. KPSC(1)	862,155	352,579
Qurain Petrochemical Industries Co. KSC	1,814,306	2,049,400
Sultan Center Food Products Co.(1)(2)	3,421,833	0
Warba Bank KSCP(1)	338,872	253,509

		$41,870,559

Latvia — 0.0%(5)
Grindeks	42,000	$400,109

		$400,109

Security	Shares	Value

Lebanon — 0.1%
Solidere GDR(1)(4)	316,363	$2,739,704

		$2,739,704

Lithuania — 0.1%
Apranga PVA	427,588	$1,389,734
Energijos Skirstymo Operatorius AB	128,934	137,665
Klaipedos Nafta AB	1,345,900	871,065
Pieno Zvaigzdes	104,200	161,681
Rokiskio Suris	122,500	420,847
Siauliu Bankas	1,919,893	1,472,242

		$4,453,234

Malaysia — 3.1%
Aeon Co. (M) Bhd	661,200	$277,119
Airasia Bhd	1,228,200	1,304,120
Alliance Bank Malaysia Bhd	560,300	621,980
AMMB Holdings Bhd	316,900	391,768
Astro Malaysia Holdings Bhd	979,300	652,663
Axiata Group Bhd	2,706,750	3,941,820
Berjaya Corp. Bhd(1)	2,090,591	182,337
Berjaya Sports Toto Bhd	830,250	481,305
Boustead Holdings Bhd	834,694	614,245
British American Tobacco Malaysia Bhd	109,700	961,559
Bumi Armada Bhd(1)	3,133,350	676,282
Bursa Malaysia Bhd	185,500	518,441
CIMB Group Holdings Bhd	892,200	1,657,488
Dialog Group Bhd	3,532,614	2,316,558
Digi.com Bhd	1,873,500	2,377,635
Felda Global Ventures Holdings Bhd	1,358,400	699,633
Gamuda Bhd	965,900	1,267,724
Genting Bhd	1,448,500	3,575,199
Genting Malaysia Bhd	2,155,600	3,045,223
Genting Plantations Bhd	261,700	672,339
Hartalega Holdings Bhd	118,600	359,697
Hong Leong Bank Bhd	116,000	552,874
Hong Leong Financial Group Bhd	132,500	630,319
IHH Healthcare Bhd	3,748,400	5,782,003
IJM Corp. Bhd	1,567,680	1,241,820
IOI Corp. Bhd	1,767,718	2,124,407
IOI Properties Group Bhd	1,044,058	532,885
KLCCP Stapled Group	399,100	793,192
KNM Group Bhd(1)	5,003,150	319,326
Kuala Lumpur Kepong Bhd	293,900	1,901,812
Lafarge Malaysia Bhd(1)	942,950	1,346,947
Magnum Bhd	940,340	446,178
Malayan Banking Bhd	1,117,087	2,893,501

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd	342,800	$795,377
Malaysian Resources Corp. Bhd	761,400	233,530
Maxis Bhd	1,252,500	1,952,203
MISC Bhd	482,400	931,923
MMC Corp. Bhd	1,217,800	623,353
My EG Services Bhd	727,950	466,396
Nestle Malaysia Bhd	12,300	357,326
Petronas Chemicals Group Bhd	2,706,400	5,641,355
Petronas Dagangan Bhd	507,500	3,197,117
Petronas Gas Bhd	378,800	1,736,632
PPB Group Bhd	404,100	1,805,759
Press Metal Aluminium Holdings Bhd	2,435,220	3,611,269
Public Bank Bhd	461,120	2,599,173
RHB Bank Bhd	553,000	771,489
Sapura Energy Bhd	5,340,168	1,027,899
Silverlake Axis, Ltd.	703,200	305,867
Sime Darby Bhd	1,193,039	935,264
Sime Darby Plantation Bhd(1)	1,193,039	1,683,462
Sime Darby Property Bhd(1)	1,193,039	483,613
Sunway Bhd	717,840	324,911
Supermax Corp. Bhd	1,732,700	971,849
Telekom Malaysia Bhd	1,249,900	1,971,623
Tenaga Nasional Bhd	1,751,225	7,082,038
Top Glove Corp. Bhd	1,427,800	3,387,386
UEM Sunrise Bhd(1)	1,683,050	486,492
UMW Holdings Bhd(1)	448,400	781,849
Unisem (M) Bhd	2,784,300	2,153,223
WCT Holdings Bhd(1)	734,737	293,943
YTL Corp. Bhd	2,920,734	1,145,589
YTL Power International Bhd	1,920,860	615,661

		$93,533,970

Mauritius — 0.7%
Alteo, Ltd.	852,532	$787,699
Attitude Property, Ltd.	700,989	276,987
CIEL, Ltd.	1,801,109	411,071
CIM Financial Services, Ltd.	2,982,000	952,293
LUX Island Resorts, Ltd.	987,060	2,083,540
MCB Group, Ltd.	1,159,989	9,851,011
Phoenix Beverages, Ltd.	24,345	421,167
Rogers & Co., Ltd.	2,004,091	2,060,866
SBM Holdings, Ltd.	11,724,679	2,822,898
Sun, Ltd., Class A(1)	516,880	777,310
Terra Mauricia, Ltd.	594,238	538,509
United Basalt Products, Ltd.	334,219	1,290,970

		$22,274,321

Security	Shares	Value

Mexico — 5.3%
Alfa SAB de CV, Series A	5,242,472	$6,560,220
Alsea SAB de CV	694,800	2,273,473
America Movil SAB de CV, Series L	25,844,950	24,203,929
America Movil SAB de CV, Series L ADR	225,701	4,220,609
Arca Continental SAB de CV	403,380	2,935,229
Bolsa Mexicana de Valores SAB de CV	1,323,775	2,537,767
Cemex SAB de CV ADR(1)	238,073	1,973,625
Cemex SAB de CV, Series CPO(1)	7,728,239	6,431,981
Coca-Cola Femsa SAB de CV, Series L	319,500	2,445,722
El Puerto de Liverpool SAB de CV	163,780	1,214,287
Fibra Uno Administracion SA de CV	2,054,090	3,234,805
Fomento Economico Mexicano SAB de CV ADR	1,400	136,556
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,617,124
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,042,477
Gentera SAB de CV	2,133,200	1,935,860
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,587	3,884,127
Grupo Aeroportuario del Sureste SAB de CV, Class B	206,415	4,014,899
Grupo Bimbo SAB de CV, Series A	1,376,145	3,355,378
Grupo Carso SAB de CV, Series A1	934,900	3,517,727
Grupo Elektra SAB de CV	76,153	2,780,203
Grupo Financiero Banorte SAB de CV, Class O	1,803,600	11,551,258
Grupo Financiero Inbursa SAB de CV, Class O	3,836,400	6,787,790
Grupo Mexico SAB de CV, Series B	2,709,379	9,567,095
Grupo Sanborns SAB de CV	226,889	252,346
Grupo Simec SA de CV, Series B(1)	133,800	461,894
Grupo Televisa SAB ADR	431,500	8,932,050
Grupo Televisa SAB, Series CPO	1,550,600	6,419,264
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	958,200	1,801,926
Industrias CH SAB de CV, Series B(1)	225,500	1,010,596
Industrias Penoles SAB de CV	126,965	2,942,228
Infraestructura Energetica Nova SAB de CV	180,000	938,117
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,284,791
Mexichem SAB de CV	1,049,899	2,977,913
Minera Frisco SAB de CV(1)	714,800	472,392
Organizacion Soriana SAB de CV, Class B(1)	120,000	262,350
Promotora y Operadora de Infraestructura SAB de CV	345,845	3,540,815
Telesites SAB de CV(1)	1,386,268	1,042,769
Ternium SA ADR	26,100	890,271
TV Azteca SAB de CV, Series CPO	1,240,300	223,913
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,887,638

		$162,563,414

Morocco — 0.7%
Attijariwafa Bank	64,075	$3,501,871
Banque Centrale Populaire	71,323	2,299,760
BMCE Bank	63,923	1,571,780

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Morocco (continued)
Cosumar	84,250	$2,793,359
Douja Promotion Groupe Addoha SA	160,235	586,236
Label Vie	3,100	582,166
LafargeHolcim Maroc SA	17,330	3,854,187
Lesieur Cristal	46,700	916,750
Managem SA	2,236	446,331
Maroc Telecom	271,350	4,376,666
Samir(1)(2)	15,717	0
Taqa Morocco	13,828	1,565,944

		$22,495,050

Nigeria — 0.8%
Access Bank PLC	26,850,917	$964,882
Afriland Properties PLC(1)(2)	1,286,159	0
Dangote Cement PLC	3,798,144	2,820,820
Dangote Sugar Refinery PLC	5,586,250	322,294
Ecobank Transnational, Inc.	14,145,874	782,224
FBN Holdings PLC	40,511,481	1,564,195
Fidelity Bank PLC	22,430,824	227,570
Flour Mills of Nigeria PLC	2,057,956	194,297
Forte Oil PLC(1)	1,622,126	221,277
Guaranty Trust Bank PLC	28,645,830	3,903,059
Guiness Nigeria PLC	1,391,550	457,903
Lafarge Africa PLC	7,206,875	1,076,375
Lekoil, Ltd.(1)	1,547,494	403,379
Nestle Nigeria PLC	413,429	1,641,288
Nigerian Breweries PLC	4,747,707	1,898,141
Oando PLC(1)	13,321,788	220,604
SEPLAT Petroleum Development Co. PLC(1)(3)	825,805	1,479,891
Stanbic IBTC Holdings PLC	1,977,675	250,871
Transnational Corp. of Nigeria PLC(1)	44,100,342	287,761
UAC of Nigeria PLC	4,651,935	221,459
Unilever Nigeria PLC	2,740,833	337,841
United Bank for Africa PLC	29,618,308	1,043,961
Zenith Bank PLC	28,473,030	2,447,226

		$22,767,318

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	1,033,027	$356,657
Bank Dhofar SAOG	2,090,131	1,169,409
Bank Muscat SAOG	2,646,084	2,848,272
Bank Sohar SAOG	2,706,490	1,103,946
Dhofar International Development & Investment Holding SAOG	339,824	276,362
HSBC Bank Oman SAOG	915,535	261,902
National Bank of Oman SAOG	1,631,544	919,619

Security	Shares	Value

Oman (continued)
Oman Cables Industry SAOG	127,600	$373,288
Oman Cement Co. SAOG	951,260	968,400
Oman Flour Mills Co. SAOG	90,796	205,951
Oman Telecommunications Co. SAOG	936,551	2,726,222
Ominvest	1,442,590	1,558,421
Ooredoo	731,509	960,027
Phoenix Power Co. SAOC	2,829,100	956,162
Raysut Cement Co. SAOG	634,342	1,292,158
Renaissance Services SAOG(1)	1,523,972	1,382,072
Sembcorp Salalah Power & Water Co.	1,120,000	634,362

		$17,993,230

Pakistan — 1.1%
Adamjee Insurance Co., Ltd.	1,115,744	$580,522
Bank Alfalah, Ltd.(1)	2,236,538	972,370
Cherat Cement Co., Ltd.	231,500	288,204
D.G. Khan Cement Co., Ltd.	322,232	466,018
Engro Corp., Ltd.	487,387	1,330,377
Engro Fertilizers, Ltd.	610,528	385,078
Engro Foods, Ltd.	512,800	429,380
Fatima Fertilizer Co., Ltd.	680,500	200,323
Fauji Cement Co., Ltd.	1,580,000	417,674
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	352,441
Fauji Fertilizer Co., Ltd.	1,398,110	1,143,395
Habib Bank, Ltd.	1,125,817	1,976,943
Hub Power Co., Ltd.	3,388,900	3,053,320
K-Electric, Ltd.(1)	11,230,000	674,061
Kot Addu Power Co., Ltd.	1,364,400	717,971
Lucky Cement, Ltd.	303,500	1,688,730
Maple Leaf Cement Factory, Ltd.	624,937	463,306
Mari Petroleum Co., Ltd.	43,100	610,507
MCB Bank, Ltd.	1,209,730	2,478,413
Millat Tractors, Ltd.	97,690	1,163,052
National Bank of Pakistan	672,540	297,557
Nishat Mills, Ltd.	2,394,071	3,679,292
Oil & Gas Development Co., Ltd.	1,122,391	1,669,779
Pak Elektron, Ltd.	892,000	489,480
Pak Suzuki Motor Co., Ltd.	106,700	499,077
Pakistan Oilfields, Ltd.	188,600	959,337
Pakistan Petroleum, Ltd.	837,777	1,560,196
Pakistan State Oil Co., Ltd.	503,274	1,437,912
Pakistan Telecommunication Co., Ltd.	1,949,200	245,600
Searle Co., Ltd. (The)	686,633	2,339,801
SUI Southern Gas Co., Ltd.(1)	1,500,051	482,283
TRG Pakistan(1)	1,992,000	638,911
United Bank, Ltd.	556,245	975,380

		$34,666,690

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Panama — 0.3%
Copa Holdings SA, Class A	59,767	$8,267,569

		$8,267,569

Peru — 1.5%
Alicorp SAA	1,532,318	$5,317,372
BBVA Banco Continental SA	325,899	441,828
Cementos Pacasmayo SAA	192,689	500,296
Cia de Minas Buenaventura SA ADR	281,597	4,345,042
Cia Minera Milpo SA	396,999	685,120
Credicorp, Ltd.	75,400	17,464,902
Ferreycorp SAA	3,127,077	2,518,386
Grana y Montero SAA(1)	1,115,664	641,784
Intercorp Financial Services, Inc.	38,439	1,549,092
Southern Copper Corp.	188,576	9,155,365
Volcan Cia Minera SAA, Class B	3,886,275	1,655,534

		$44,274,721

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	1,554,400	$2,324,635
Aboitiz Power Corp.	3,330,700	2,665,567
Alliance Global Group, Inc.(1)	2,794,300	835,463
Ayala Corp.	155,315	3,179,512
Ayala Land, Inc.	3,898,800	3,363,498
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,036,855	2,407,784
BDO Unibank, Inc.	1,091,944	3,253,975
Bloomberry Resorts Corp.(1)	12,417,700	2,971,028
Cosco Capital, Inc.	3,726,300	522,785
D&L Industries, Inc.	4,814,000	1,142,252
DMCI Holdings, Inc.	2,571,600	721,853
Emperador, Inc.	4,313,300	686,207
Energy Development Corp.	14,106,300	1,560,789
Filinvest Land, Inc.	9,303,000	338,715
First Gen Corp.	2,377,522	740,189
First Philippine Holdings Corp.	587,500	707,813
Globe Telecom, Inc.	45,740	1,693,734
GT Capital Holdings, Inc.	55,025	1,443,510
International Container Terminal Services, Inc.	579,270	1,279,814
JG Summit Holdings, Inc.	1,959,520	2,924,698
Jollibee Foods Corp.	1,030,250	5,714,006
Lopez Holdings Corp.	4,600,000	493,243
LT Group, Inc.	1,873,000	819,625
Manila Electric Co.	495,030	3,268,077
Manila Water Co.	1,633,000	899,826
Megaworld Corp.	12,596,000	1,215,519

Security	Shares	Value

Philippines (continued)
Melco Resorts and Entertainment (Philippines) Corp.(1)	3,711,400	$615,284
Metro Pacific Investments Corp.	7,682,400	967,368
Metropolitan Bank & Trust Co.	967,766	1,875,898
Nickel Asia Corp.	5,281,800	677,949
Petron Corp.	4,267,400	798,913
Philex Mining Corp.	6,094,825	796,490
PLDT, Inc.	191,945	5,858,675
Puregold Price Club, Inc.	2,240,100	2,327,957
Robinsons Land Corp.	1,187,900	483,034
Robinsons Retail Holdings, Inc.	1,269,250	2,343,082
San Miguel Corp.	375,000	1,052,971
Security Bank Corp.	243,300	1,165,862
Semirara Mining & Power Corp.	3,622,920	2,677,482
SM Investments Corp.	301,103	6,001,806
SM Prime Holdings, Inc.	7,232,399	5,201,180
SSI Group, Inc.(1)	2,061,000	122,948
Travellers International Hotel Group, Inc.	3,521,900	272,116
Universal Robina Corp.	1,693,830	5,326,208
Vista Land & Lifescapes, Inc.	3,675,000	499,917

		$86,239,257

Poland — 3.0%
Alior Bank SA(1)	65,097	$1,661,992
AmRest Holdings SE(1)	12,198	1,511,134
Asseco Poland SA	480,583	6,674,886
Bank Handlowy w Warszawie SA	39,181	991,576
Bank Millennium SA(1)	687,285	1,967,563
Bank Pekao SA	102,868	4,175,571
Bank Zachodni WBK SA	19,800	2,483,579
Boryszew SA(1)	122,670	353,590
Budimex SA	33,545	2,064,653
CCC SA	38,814	3,347,882
Ciech SA(1)	42,262	777,719
Cyfrowy Polsat SA	342,382	2,461,434
Enea SA	392,460	1,289,424
Energa SA	367,797	1,319,374
Eurocash SA	317,200	2,556,426
Getin Noble Bank SA(1)	774,062	423,768
Grupa Azoty SA	74,494	1,577,902
Grupa Lotos SA	74,062	1,312,377
ING Bank Slaski SA(1)	35,724	2,350,865
Jastrzebska Spolka Weglowa SA(1)	80,467	2,335,224
KGHM Polska Miedz SA	151,583	4,974,818
LPP SA	2,021	5,870,491
Lubelski Wegiel Bogdanka SA	12,326	248,769

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
mBank SA(1)	11,330	$1,724,113
Netia SA	841,829	1,329,871
Orange Polska SA(1)	1,362,301	2,497,405
PGE SA(1)	1,443,963	5,128,533
PKP Cargo SA(1)	51,483	930,230
Polski Koncern Naftowy ORLEN SA	227,752	7,387,083
Polskie Gornictwo Naftowe i Gazownictwo SA	1,282,036	2,514,353
Powszechna Kasa Oszczednosci Bank Polski SA(1)	630,169	8,591,304
Powszechny Zaklad Ubezpieczen SA	439,397	6,006,060
Tauron Polska Energia SA(1)	1,898,392	1,719,395

		$90,559,364

Qatar — 1.5%
Aamal Co. QSC	230,040	$532,385
Al Meera Consumer Goods Co.	12,300	515,577
Barwa Real Estate Co.	233,067	2,414,684
Commercial Bank PQSC (The)(1)	164,180	1,259,343
Doha Bank QPSC	125,995	1,134,507
Gulf International Services QSC	124,213	649,073
Industries Qatar	166,300	4,984,181
Masraf Al Rayan QSC	362,394	4,013,583
Medicare Group	18,044	378,958
Ooredoo QPSC	181,500	4,741,955
Qatar Electricity & Water Co. QSC	65,558	3,473,730
Qatar Gas Transport Co., Ltd.	489,281	2,509,135
Qatar Insurance Co.	90,126	1,257,882
Qatar International Islamic Bank	45,943	766,869
Qatar Islamic Bank	54,850	1,472,156
Qatar National Bank QPSC	227,713	8,429,243
Qatar National Cement Co. QSC	38,265	690,993
Qatar Navigation QSC	61,021	1,073,894
Qatari Investors Group	99,029	913,225
United Development Co. QSC	366,035	1,698,024
Vodafone Qatar QSC(1)	726,000	1,402,921

		$44,312,318

Romania — 0.8%
Banca Transilvania SA	9,671,448	$6,201,236
BRD-Groupe Societe Generale SA	677,012	2,440,892
OMV Petrom SA	45,352,995	3,712,870
Societatea Energetica Electrica SA	622,400	1,987,407
Societatea Nationala de Gaze Naturale ROMGAZ SA	326,225	2,979,680
Societatea Nationala Nuclearelectrica SA	794,100	1,701,486
Transelectrica SA	369,345	2,618,891
Transgaz SA Medias	13,144	1,494,340

		$23,136,802

Security	Shares	Value

Russia — 5.8%
Aeroflot PJSC	1,148,056	$2,734,067
Alrosa PJSC	650,100	942,517
Evraz PLC	247,452	1,306,099
Federal Grid Co. Unified Energy System PJSC	447,935,440	1,397,472
Gazprom PJSC ADR	2,944,095	14,822,806
Globaltrans Investment PLC GDR(4)	240,858	2,586,830
Inter RAO UES PJSC	53,435,070	3,593,772
Lenta, Ltd. GDR(1)(4)	168,201	1,179,217
LSR Group PJSC GDR(4)	186,400	561,228
Lukoil PJSC ADR(6)	23,800	1,567,230
Lukoil PJSC ADR(6)	203,582	13,451,572
Luxoft Holding, Inc.(1)	19,800	1,139,490
Magnit PJSC	62,447	5,927,315
Magnit PJSC GDR(4)	83,194	1,867,138
Magnitogorsk Iron & Steel Works PJSC	721,700	588,289
Magnitogorsk Iron & Steel Works PJSC GDR(4)	46,201	484,213
Mail.ru Group, Ltd. GDR(1)(4)	171,209	5,621,787
Mechel PJSC ADR(1)	152,000	767,600
MegaFon PJSC GDR(4)(6)	42,781	414,976
MegaFon PJSC GDR(4)(6)	120,383	1,167,067
MMC Norilsk Nickel PJSC ADR(6)	32,723	674,421
MMC Norilsk Nickel PJSC ADR(6)	519,111	10,677,170
Mobile TeleSystems PJSC	1,645,167	8,975,486
Moscow Exchange MICEX-RTS PJSC	1,046,040	2,140,678
Mosenergo PJSC	8,811,603	428,816
Novatek PJSC GDR(4)	39,308	5,238,168
Novolipetsk Steel PJSC GDR	91,890	2,408,421
PhosAgro PJSC GDR(4)(6)	12,600	199,710
PhosAgro PJSC GDR(4)(6)	28,064	446,999
Polymetal International PLC	261,058	3,064,474
QIWI PLC ADR	66,466	1,109,318
Rosneft Oil Co. PJSC GDR(4)(6)	3,905	23,906
Rosneft Oil Co. PJSC GDR(4)(6)	613,543	3,761,650
Rosseti PJSC	48,171,437	778,548
Rostelecom PJSC	1,388,417	1,640,258
RusHydro PJSC	205,845,080	2,670,045
Sberbank of Russia PJSC	5,608,648	26,362,864
Severstal PJSC GDR(4)	161,550	2,653,245
Sistema PJSC FC	6,286,178	1,359,205
Sollers PJSC(1)	24,262	271,127
Surgutneftegas OJSC ADR(6)	45,600	231,192
Surgutneftegas OJSC ADR(6)	527,704	2,688,291
Surgutneftegas OJSC, PFC Shares	5,198,000	2,765,448
Tatneft PJSC ADR(6)	6,500	392,015
Tatneft PJSC ADR(6)	124,300	7,538,960
TMK PJSC GDR(4)	64,757	388,725

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
Transneft PJSC, PFC Shares	945	$3,026,273
Unipro PJSC	8,737,000	393,288
VEON, Ltd. ADR	426,584	1,621,019
VTB Bank PJSC	2,908,170,000	2,531,484
X5 Retail Group NV GDR(1)(4)	182,744	7,015,871
Yandex NV, Class A(1)	315,600	12,223,188

		$177,820,948

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$1,672,091
Gorenje DD	87,586	527,987
KRKA DD	92,373	6,711,420
Luka Koper	70,229	2,872,770
Petrol	7,936	3,467,757
Pozavarovalnica Sava DD	80,683	1,660,480
Telekom Slovenije DD	25,746	2,780,674
Zavarovalnica Triglav DD	71,375	2,799,231

		$22,492,410

South Africa — 6.1%
AECI, Ltd.	73,130	$636,381
African Rainbow Minerals, Ltd.	94,900	1,020,597
Anglo American Platinum, Ltd.(1)	58,680	1,763,791
AngloGold Ashanti, Ltd.	218,130	2,432,163
Aspen Pharmacare Holdings, Ltd.	392,807	8,976,005
Astral Foods, Ltd.	18,500	370,234
Aveng, Ltd.(1)	939,990	153,099
AVI, Ltd.	281,000	2,551,773
Barclays Africa Group, Ltd.	126,562	1,923,376
Barloworld, Ltd.	662,120	9,421,794
Bid Corp., Ltd.	187,327	4,202,137
Bidvest Group, Ltd. (The)	605,796	12,755,737
Capitec Bank Holdings, Ltd.	12,100	817,049
Clicks Group, Ltd.	167,700	2,413,483
DataTec, Ltd.	160,600	418,505
Discovery, Ltd.	96,631	1,372,632
Exxaro Resources, Ltd.	118,010	1,422,865
FirstRand, Ltd.	843,545	4,731,784
Foschini Group, Ltd. (The)	63,545	1,039,844
Gold Fields, Ltd.	509,300	2,205,694
Grindrod, Ltd.(1)	340,300	376,659
Growthpoint Properties, Ltd.	1,042,876	2,449,494
Harmony Gold Mining Co., Ltd.	374,410	643,074
Hyprop Investments, Ltd.	92,800	905,843
Impala Platinum Holdings, Ltd.(1)	533,748	1,639,452

Security	Shares	Value

South Africa (continued)
Imperial Holdings, Ltd.	78,001	$1,870,409
Investec, Ltd.	62,594	491,934
JSE, Ltd.	92,200	1,462,488
Kumba Iron Ore, Ltd.	23,160	700,484
Liberty Holdings, Ltd.	107,168	1,188,010
Life Healthcare Group Holdings, Ltd.	1,510,419	3,464,404
Massmart Holdings, Ltd.	149,614	1,759,494
Mediclinic International PLC	253,849	2,144,052
MMI Holdings, Ltd.	578,450	1,105,148
Mondi, Ltd.	49,630	1,327,507
Mr Price Group, Ltd.	91,080	2,197,687
MTN Group, Ltd.	1,674,895	18,546,438
Murray & Roberts Holdings, Ltd.	915,850	930,691
Nampak, Ltd.(1)	465,438	598,902
Naspers, Ltd., Class N	62,747	17,870,052
Nedbank Group, Ltd.	44,331	989,132
Netcare, Ltd.	1,305,994	2,862,400
Northam Platinum, Ltd.(1)	207,738	909,140
Pick’n Pay Stores, Ltd.	371,278	2,128,986
PPC, Ltd.(1)	468,427	321,083
Rand Merchant Investment Holdings, Ltd.	322,134	1,204,697
Redefine Properties, Ltd.	2,311,150	2,114,448
Remgro, Ltd.	103,310	2,059,815
Reunert, Ltd.	407,260	2,570,451
RMB Holdings, Ltd.	163,033	1,084,910
Sanlam, Ltd.	427,873	3,185,390
Sappi, Ltd.	345,500	2,484,025
Sasol, Ltd.	269,000	9,666,560
Shoprite Holdings, Ltd.	224,300	4,668,992
Sibanye Gold, Ltd.	513,672	605,528
SPAR Group, Ltd. (The)	147,000	2,540,745
Standard Bank Group, Ltd.	298,646	5,054,818
Steinhoff International Holdings NV	787,883	443,703
Telkom SA SOC, Ltd.	309,050	1,343,410
Tiger Brands, Ltd.	122,350	4,757,379
Tongaat Hulett, Ltd.	99,910	968,591
Truworths International, Ltd.	300,800	2,480,575
Vodacom Group, Ltd.	528,700	7,305,218
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,421,770
Woolworths Holdings, Ltd.	287,328	1,556,926

		$187,029,857

South Korea — 5.8%
AMOREPACIFIC Corp.	12,580	$3,524,560
AMOREPACIFIC Group	6,000	796,717
Asiana Airlines, Inc.(1)	92,200	466,413

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
BNK Financial Group, Inc.	68,935	$683,615
Celltrion, Inc.(1)	24,338	7,169,064
Cheil Worldwide, Inc.	31,519	627,057
CJ CheilJedang Corp.	4,652	1,561,725
CJ Corp.	3,500	602,993
CJ Logistics Corp.(1)	2,049	277,947
CJ O Shopping Co., Ltd.(1)	3,130	659,918
Coway Co., Ltd.	14,240	1,268,643
Daelim Industrial Co., Ltd.	8,650	657,321
Daesang Corp.	8,000	200,410
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	381,404
Daewoo Industrial Development Co., Ltd.(1)	3,657	5,274
Daewoong Pharmaceutical Co., Ltd.	5,630	955,285
DB Insurance Co., Ltd.	9,940	673,301
DGB Financial Group Co., Ltd.	34,537	400,789
Dong-A Pharmaceutical Co., Ltd.	2,407	333,991
Dong-A ST Co., Ltd.	4,078	454,199
Dongkuk Steel Mill Co., Ltd.	50,333	572,148
Doosan Corp.	3,701	411,213
Doosan Heavy Industries & Construction Co., Ltd.	23,400	372,486
Doosan Infracore Co., Ltd.(1)	34,600	357,330
E-MART, Inc.	10,328	2,806,267
GS Engineering & Construction Corp.(1)	19,935	618,643
GS Holdings Corp.	36,220	2,353,540
Hana Financial Group, Inc.	46,600	2,270,814
Hanjin Kal Corp.(1)	19,283	418,271
Hankook Tire Co., Ltd.	21,623	1,082,961
Hanmi Pharmaceutical Co., Ltd.(1)	3,953	2,208,046
Hanmi Science Co., Ltd.(1)	9,058	890,145
Hansol Holdings Co., Ltd.(1)	37,566	173,452
Hansol Paper Co., Ltd.	22,933	332,767
Hanwha Chemical Corp.(1)	35,850	1,181,249
Hanwha Corp.	11,790	519,409
Hanwha Techwin Co., Ltd.(1)	9,095	286,604
Hite-Jinro Co., Ltd.	20,121	433,551
Hyosung Corp.	8,368	1,057,563
Hyundai Construction Equipment Co., Ltd.(1)	1,100	209,898
Hyundai Department Store Co., Ltd.	7,615	741,497
Hyundai Development Co.- Engineering & Construction	15,700	649,572
Hyundai Engineering & Construction Co., Ltd.	15,844	636,016
Hyundai Glovis Co., Ltd.	4,770	624,030
Hyundai Heavy Industries Co., Ltd.(1)	6,601	857,488
Hyundai Marine & Fire Insurance Co., Ltd.	10,256	444,856
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	549,183
Hyundai Mobis Co., Ltd.	14,074	3,263,362

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co.	30,410	$4,618,586
Hyundai Robotics Co., Ltd.(1)	867	369,794
Hyundai Steel Co.	26,879	1,432,092
Hyundai Wia Corp.	5,400	312,957
Industrial Bank of Korea(1)	37,480	584,005
Kakao Corp.	5,600	734,393
Kangwon Land, Inc.	30,266	918,988
KB Financial Group, Inc.	75,301	4,735,526
KCC Corp.	1,345	529,993
Kia Motors Corp.	53,420	1,732,090
Korea Electric Power Corp.(1)	165,795	5,546,147
Korea Gas Corp.(1)	29,048	1,342,209
Korea Investment Holdings Co., Ltd.	6,990	571,727
Korea Zinc Co., Ltd.	3,675	1,772,483
Korean Air Lines Co., Ltd.	10,010	361,167
Korean Reinsurance Co.	29,387	335,736
KT Corp.	69,653	1,928,024
KT Corp. ADR(1)	16,800	251,160
KT&G Corp.	36,763	3,666,312
Kumho Petrochemical Co., Ltd.	4,400	424,193
LG Chem, Ltd.	10,733	4,341,175
LG Corp.	29,710	2,477,838
LG Display Co., Ltd.	19,325	580,474
LG Electronics, Inc.	25,843	2,479,009
LG Hausys, Ltd.	2,858	244,898
LG Household & Health Care, Ltd.	3,104	3,418,401
LG International Corp.	20,600	577,686
LG Uplus Corp.	158,829	2,126,019
Lotte Chemical Corp.	4,379	1,721,475
Lotte Corp.	5,796	378,750
LOTTE Fine Chemical Co., Ltd.	9,050	650,743
Lotte Shopping Co., Ltd.	4,523	1,021,060
LS Corp.	7,030	519,912
LS Industrial Systems Co., Ltd.	9,200	593,974
Medy-Tox, Inc.	3,894	2,220,901
Mirae Asset Daewoo Co., Ltd.	76,889	809,444
Naver Corp.	1,979	1,685,731
NCsoft Corp.	1,263	522,444
NH Investment & Securities Co., Ltd.	42,208	663,621
NHN Entertainment Corp.(1)	4,718	365,431
Nong Shim Co., Ltd.	3,700	1,121,140
OCI Co., Ltd.	4,137	654,312
Orion Corp./Republic of Korea(1)	10,527	1,153,229
POSCO	18,272	6,517,364
Posco Daewoo Corp.	21,675	489,042
S-Oil Corp.	30,612	3,526,038

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
S1 Corp.	6,966	$648,310
Samsung Biologics Co., Ltd.(1)(3)	7,181	2,930,496
Samsung C&T Corp.	17,126	2,276,832
Samsung Card Co., Ltd.	8,160	297,536
Samsung Electro-Mechanics Co., Ltd.	5,701	567,198
Samsung Electronics Co., Ltd.	5,760	13,463,009
Samsung Fire & Marine Insurance Co., Ltd.	6,479	1,752,223
Samsung Heavy Industries Co., Ltd.(1)	67,350	578,523
Samsung Life Insurance Co., Ltd.	14,110	1,704,217
Samsung SDI Co., Ltd.	3,725	686,650
Samsung Securities Co., Ltd.	16,440	670,166
Shinhan Financial Group Co., Ltd.(1)	74,551	3,701,155
Shinsegae, Inc.	3,084	990,618
SK Chemicals Co., Ltd.(1)	5,375	578,850
SK Discovery Co., Ltd.	5,006	238,568
SK Holdings Co., Ltd.	6,584	1,962,830
SK Hynix, Inc.	37,255	2,557,360
SK Innovation Co., Ltd.	40,091	7,677,134
SK Networks Co., Ltd.	64,010	389,542
SK Telecom Co., Ltd.	25,582	6,352,583
ViroMed Co., Ltd.(1)	9,440	2,339,811
Woori Bank	61,986	977,290
Yuanta Securities Korea Co., Ltd.(1)	78,565	366,161
Yuhan Corp.	6,867	1,496,115
Zyle Daewoo Motor Sales Corp.(1)	5,113	6,464

		$176,260,321

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$480,504
Aitken Spence PLC	1,072,547	369,092
Ceylon Tobacco Co. PLC	140,993	969,368
Chevron Lubricants Lanka PLC	1,821,700	1,361,598
Commercial Bank of Ceylon PLC	2,081,782	1,880,417
DFCC Bank PLC	293,137	227,649
Dialog Axiata PLC	17,294,868	1,543,683
Hatton National Bank PLC	1,527,082	2,464,011
Hemas Holdings PLC	500,000	392,653
John Keells Holdings PLC	3,927,989	4,217,611
Lanka IOC PLC	1,479,571	311,989
Melstacorp PLC	6,738,108	2,674,365
National Development Bank PLC	773,114	678,314
Nations Trust Bank PLC	376,548	194,655
Sampath Bank PLC	898,108	1,859,329
Teejay Lanka PLC	1,705,074	398,529

		$20,023,767

Security	Shares	Value

Taiwan — 6.0%
AcBel Polytech, Inc.	429,000	$334,855
Acer, Inc.	593,519	562,115
Advanced Semiconductor Engineering, Inc.	525,123	745,166
AirTAC International Group	106,714	1,693,193
AmTRAN Technology Co., Ltd.	650,067	389,336
Asia Cement Corp.	1,507,356	1,552,085
Asia Optical Co., Inc.	198,907	803,390
Asustek Computer, Inc.	63,325	609,969
AU Optronics Corp.	1,011,837	481,263
Capital Securities Corp.	711,928	290,655
Catcher Technology Co., Ltd.	71,183	814,296
Cathay Financial Holding Co., Ltd.	1,631,533	3,051,099
Center Laboratories, Inc.(1)	523,551	876,564
Chailease Holding Co., Ltd.	425,224	1,429,164
Chang Hwa Commercial Bank, Ltd.	2,067,476	1,212,233
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,375,337
Chicony Electronics Co., Ltd.	277,666	730,964
China Airlines, Ltd.(1)	2,591,887	1,073,383
China Development Financial Holding Corp.	3,842,050	1,409,304
China Life Insurance Co., Ltd.	473,009	486,511
China Motor Corp.	881,315	805,441
China Petrochemical Development Corp.(1)	2,633,564	1,377,443
China Steel Corp.	3,894,734	3,328,989
Chipbond Technology Corp.	189,000	436,112
Chong Hong Construction Co., Ltd.	184,999	557,149
Chunghwa Telecom Co., Ltd.	2,646,746	9,843,291
Clevo Co.	394,155	382,401
Compal Electronics, Inc.	572,345	426,075
Coretronic Corp.	389,702	511,500
CTBC Financial Holding Co., Ltd.	3,424,275	2,502,175
Delta Electronics, Inc.	190,151	958,425
Dynapack International Technology Corp.	183,374	290,907
E Ink Holdings, Inc.	278,000	505,368
E.Sun Financial Holding Co., Ltd.	2,368,000	1,558,344
Eclat Textile Co., Ltd.	142,159	1,427,610
Elan Microelectronics Corp.	183,300	290,471
Epistar Corp.(1)	125,472	221,192
EVA Airways Corp.	1,789,366	947,238
Evergreen International Storage & Transport Corp.	868,000	415,202
Evergreen Marine Corp.(1)	2,373,754	1,400,951
Everlight Electronics Co., Ltd.	142,291	223,503
Far Eastern Department Stores, Ltd.	1,427,995	766,315
Far Eastern New Century Corp.	2,912,695	2,599,145
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,475,326
Faraday Technology Corp.	244,128	683,303
Feng Hsin Steel Co., Ltd.	183,260	376,623

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
FIH Mobile, Ltd.	1,391,000	$414,805
First Financial Holding Co., Ltd.	2,580,587	1,783,070
Formosa Chemicals & Fibre Corp.	1,314,399	4,903,950
Formosa International Hotels Corp.	118,084	627,803
Formosa Petrochemical Corp.	1,005,320	4,269,618
Formosa Plastics Corp.	1,240,896	4,403,160
Formosa Taffeta Co., Ltd.	842,000	936,937
Formosan Rubber Group, Inc.	350,730	190,654
Foxconn Technology Co., Ltd.	109,087	311,301
Fubon Financial Holding Co., Ltd.	1,423,596	2,644,608
Giant Manufacturing Co., Ltd.	262,208	1,471,197
Goldsun Building Materials Co., Ltd.(1)	1,672,928	551,166
Great Wall Enterprise Co., Ltd.	930,888	1,085,283
Highwealth Construction Corp.	441,669	693,825
Hiwin Technologies Corp.	240,040	3,103,843
Hon Hai Precision Industry Co., Ltd.	1,268,434	3,998,874
Hota Industrial Manufacturing Co., Ltd.	128,360	538,210
Hotai Motor Co., Ltd.	240,000	3,122,142
HTC Corp.(1)	185,535	451,384
Hu Lane Associate, Inc.	181,000	942,429
Hua Nan Financial Holdings Co., Ltd.	2,259,080	1,348,073
Innolux Corp.	1,213,762	571,636
Inventec Corp.	324,966	265,228
Kenda Rubber Industrial Co., Ltd.	238,367	302,519
Kinpo Electronics, Inc.	2,159,000	796,522
Kinsus Interconnect Technology Corp.	182,000	314,604
Largan Precision Co., Ltd.	9,795	1,342,485
Lite-On Technology Corp.	240,941	354,083
MediaTek, Inc.	151,462	1,549,788
Mega Financial Holding Co., Ltd.	2,108,730	1,829,154
Merida Industry Co., Ltd.	233,657	1,101,778
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,071,325
Nan Ya Plastics Corp.	1,447,214	3,973,316
Neo Solar Power Corp.(1)	685,542	326,636
Novatek Microelectronics Corp., Ltd.	138,942	583,317
Pegatron Corp.	223,028	603,407
Phison Electronics Corp.	17,363	176,916
Pou Chen Corp.	1,957,819	2,631,700
Powertech Technology, Inc.	111,865	363,334
President Chain Store Corp.	619,664	6,131,734
Quanta Computer, Inc.	317,508	691,018
Radiant Opto-Electronics Corp.	141,264	358,575
Radium Life Tech Co., Ltd.(1)	633,422	264,135
Realtek Semiconductor Corp.	74,002	295,039
Ruentex Development Co., Ltd.(1)	524,767	602,251
Ruentex Industries, Ltd.	701,060	1,238,783

Security	Shares	Value

Taiwan (continued)
Sanyang Motor Co., Ltd.	1,819,866	$1,314,561
ScinoPharm Taiwan, Ltd.	255,343	305,384
Shin Kong Financial Holding Co., Ltd.	1,899,606	696,942
Shin Kong Synthetic Fibers Corp.	1,321,483	441,180
Siliconware Precision Industries Co., Ltd.	343,243	593,093
Simplo Technology Co., Ltd.	30,533	194,857
Sino-American Silicon Products, Inc.	138,233	480,925
SinoPac Financial Holdings Co., Ltd.	3,810,446	1,312,944
St. Shine Optical Co., Ltd.	22,000	703,227
Synnex Technology International Corp.	380,358	537,823
Tainan Spinning Co., Ltd.	941,822	445,168
Taishin Financial Holding Co., Ltd.	2,729,766	1,375,216
Taiwan Business Bank	2,337,898	692,994
Taiwan Cement Corp.	1,686,830	2,178,495
Taiwan Cooperative Financial Holding Co., Ltd.	2,528,288	1,504,721
Taiwan Fertilizer Co., Ltd.	615,000	842,958
Taiwan Glass Industry Corp.(1)	542,564	361,102
Taiwan Mobile Co., Ltd.	1,302,296	4,980,642
Taiwan Semiconductor Manufacturing Co., Ltd.	1,329,465	11,618,597
Taiwan Tea Corp.	395,711	207,569
Tatung Co., Ltd.(1)	2,377,785	1,949,869
Teco Electric & Machinery Co., Ltd.	2,247,000	2,163,766
Tong Yang Industry Co., Ltd.	758,608	1,396,113
TPK Holding Co., Ltd.(1)	155,148	551,808
Tripod Technology Corp.	187,535	604,456
TSRC Corp.	693,063	852,681
TTY Biopharm Co., Ltd.	534,330	1,909,153
Tung Ho Steel Enterprise Corp.	991,060	886,873
U-Ming Marine Transport Corp.	186,000	246,775
Uni-President Enterprises Corp.	4,204,831	10,093,642
Unimicron Technology Corp.	667,000	486,053
United Microelectronics Corp.	1,215,090	593,022
Walsin Lihwa Corp.	2,539,000	1,457,700
Wan Hai Lines, Ltd.	518,962	331,168
Waterland Financial Holdings	1,164,977	398,842
Wei Chuan Food Corp.(1)	623,000	502,181
Wistron Corp.	281,230	235,979
WPG Holdings Co., Ltd.	247,489	337,387
Xxentria Technology Materials Corp.	234,700	514,875
Yageo Corp.	22,352	295,400
Yang Ming Marine Transport(1)	1,153,621	458,573
YFY, Inc.(1)	899,120	419,236
Yieh Phui Enterprise Co., Ltd.	1,879,319	744,547
Yuanta Financial Holding Co., Ltd.	2,872,629	1,377,847
Yulon Motor Co., Ltd.	1,112,950	907,397

		$183,266,737

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Thailand — 3.0%
Advanced Info Service PCL(7)	839,600	$5,158,271
Airports of Thailand PCL(7)	1,801,600	4,022,079
AP Thailand PCL(7)	2,428,300	685,812
Bangkok Bank PCL(7)	126,300	833,805
Bangkok Dusit Medical Services PCL(7)	5,099,200	3,519,777
Bangkok Land PCL(7)	13,071,100	722,396
Banpu PCL(7)	1,627,000	1,184,024
BEC World PCL(7)	1,752,100	654,219
Berli Jucker PCL(7)	591,200	1,084,038
BTS Group Holdings PCL(7)	4,097,700	1,050,460
Bumrungrad Hospital PCL(7)	777,200	4,854,516
Central Pattana PCL(7)	537,000	1,423,040
Central Plaza Hotel PCL(7)	268,400	443,703
CH. Karnchang PCL(7)	442,520	377,761
Charoen Pokphand Foods PCL(7)	1,456,900	1,096,850
CP ALL PCL(7)	1,488,700	3,790,607
Delta Electronics (Thailand) PCL(7)	1,422,300	3,492,351
Electricity Generating PCL(7)	381,600	2,652,684
Glow Energy PCL(7)	877,300	2,384,764
Hana Microelectronics PCL(7)	1,730,900	2,348,220
Home Product Center PCL(7)	3,521,555	1,597,849
Indorama Ventures PCL(7)	1,087,200	1,942,316
IRPC PCL(7)	3,717,200	871,538
Italian-Thai Development PCL(7)	4,208,006	531,966
Jasmine International PCL(7)	662,900	163,993
Kasikornbank PCL(7)	300,200	2,202,316
KCE Electronics PCL(7)	281,300	668,394
Khon Kaen Sugar Industry PCL(7)	2,728,780	381,708
Kiatnakin Bank PCL(7)	103,100	268,924
Krung Thai Bank PCL(7)	1,231,400	785,420
L.P.N. Development PCL(7)	1,255,000	475,362
Land & Houses PCL(7)	2,593,500	961,336
Minor International PCL(7)	2,603,577	3,654,432
Pruksa Holding PCL(7)	518,200	400,768
PTT Exploration & Production PCL(7)	647,498	2,458,678
PTT Global Chemical PCL(7)	921,300	2,829,073
PTT PCL(7)	267,000	4,192,063
Quality House PCL(7)	8,192,646	837,439
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,181,914
Robinson PCL(7)	644,300	1,477,015
Samart Corp. PCL(7)	2,188,100	782,143
Siam Cement PCL(7)	171,600	2,693,834
Siam City Cement PCL(7)	109,083	936,979
Siam Commercial Bank PCL(7)	482,500	2,422,597
Siam Global House PCL (The)(7)	1,116,150	606,108
Sino-Thai Engineering & Construction PCL(7)	452,157	356,102

Security	Shares	Value

Thailand (continued)
Superblock PCL(1)(7)	11,910,000	$444,192
Thai Airways International PCL(1)(7)	794,000	418,245
Thai Beverage PCL(7)	3,524,300	2,470,855
Thai Oil PCL(7)	330,500	1,081,100
Thai Union Group PCL(7)	950,700	628,217
Thanachart Capital PCL(7)	363,800	684,727
Thoresen Thai Agencies PCL(7)	2,584,565	726,042
TMB Bank PCL(7)	11,654,600	1,078,137
Total Access Communication PCL(1)(7)	1,130,500	1,774,874
TPI Polene PCL(7)	7,161,500	489,872
True Corp. PCL(1)(7)	8,870,490	1,909,576
TTW PCL(7)	3,598,200	1,517,975

		$90,683,456

Turkey — 2.9%
AG Anadolu Grubu Holding AS	109,884	$869,691
Akbank Turk AS	887,877	2,573,450
Akcansa Cimento AS	126,800	384,596
Aksa Akrilik Kimya Sanayii AS	251,413	1,000,160
Aksa Enerji Uretim AS(1)	600,923	798,389
Albaraka Turk Katilim Bankasi AS	522,467	222,103
Anadolu Efes Biracilik ve Malt Sanayii AS	257,058	1,905,474
Arcelik AS	516,256	2,615,727
Aygaz AS	279,132	1,182,464
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	399,315
BIM Birlesik Magazalar AS	271,885	5,419,705
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	121,177	254,919
Cimsa Cimento Sanayi ve Ticaret AS	141,400	525,740
Coca-Cola Icecek AS	102,495	980,442
Dogan Sirketler Grubu Holding AS(1)	1,732,915	391,820
Dogus Otomotiv Servis ve Ticaret AS(1)	111,778	263,772
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	552,878
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	9,265,567	6,527,430
Enka Insaat ve Sanayi AS	1,229,887	1,847,404
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	6,598,981
Ford Otomotiv Sanayi AS	157,461	2,513,680
Gubre Fabrikalari TAS(1)	239,300	286,116
Haci Omer Sabanci Holding AS	498,524	1,518,543
Is Gayrimenkul Yatirim Ortakligi AS	1,603,447	617,742
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	2,079,565
KOC Holding AS	746,532	3,632,533
Koza Altin Isletmeleri AS(1)	77,300	783,444
Migros Ticaret AS(1)	75,000	523,240
Net Holding AS(1)	325,363	212,123

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Pegasus Hava Tasimaciligi AS(1)	36,600	$347,446
Petkim Petrokimya Holding AS	1,035,782	2,187,583
TAV Havalimanlari Holding AS	101,888	599,593
Tekfen Holding AS	209,373	901,974
Tofas Turk Otomobil Fabrikasi AS	266,109	2,253,744
Trakya Cam Sanayii AS	330,359	424,534
Tupras-Turkiye Petrol Rafinerileri AS	353,994	10,858,397
Turk Hava Yollari AO(1)	578,119	2,532,859
Turk Sise ve Cam Fabrikalari AS	769,408	1,021,286
Turk Telekomunikasyon AS(1)	1,467,995	2,469,495
Turkcell Iletisim Hizmetleri AS	2,156,473	8,948,998
Turkiye Garanti Bankasi AS	882,172	2,877,728
Turkiye Halk Bankasi AS	267,144	719,066
Turkiye Is Bankasi AS, Class C	563,039	1,203,077
Turkiye Sinai Kalkinma Bankasi AS	879,989	379,081
Turkiye Vakiflar Bankasi TAO, Class D	458,258	915,033
Ulker Biskuvi Sanayi AS	269,059	1,699,002
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	658,574
Yapi ve Kredi Bankasi AS(1)	313,444	387,870

		$88,866,786

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,558,421	$3,076,721
Abu Dhabi National Hotels	232,683	170,822
Agthia Group PJSC	1,013,903	1,215,170
Air Arabia PJSC	6,129,835	2,167,324
Ajman Bank PJSC(1)	825,022	251,273
Al Waha Capital PJSC	1,587,889	894,975
Aldar Properties PJSC	4,132,498	2,577,357
Arabtec Holding PJSC(1)	1,673,286	1,187,636
Dana Gas PJSC(1)	5,241,906	1,071,992
DP World, Ltd.	336,282	8,901,633
Dubai Financial Market PJSC(1)	1,928,561	586,907
Dubai Investments PJSC	1,856,227	1,219,603
Dubai Islamic Bank PJSC	982,741	1,630,348
DXB Entertainments PJSC(1)	4,892,600	853,493
Emaar Properties PJSC	2,668,666	4,775,959
Emirates Telecommunications Group Co. PJSC	577,000	2,796,119
First Abu Dhabi Bank PJSC	2,038,161	6,209,082
National Central Cooling Co. (Tabreed)	828,054	405,495
RAK Properties PJSC	2,150,800	449,672
Ras Al Khaimah Ceramics	351,660	266,630
Union National Bank PJSC	1,310,400	1,424,016

		$42,132,227

Security	Shares	Value

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC	1,188,355	$3,485,708
Bao Viet Holdings	307,150	1,108,369
Development Investment Construction Corp.	322,120	322,879
FLC Faros Construction JSC(1)	110,000	845,293
FPT Corp.	163,350	453,400
HAGL JSC(1)	1,155,511	418,854
Hoa Phat Group JSC(1)	2,676,477	7,342,090
KIDO Group Corp.	633,520	1,242,006
Kinh Bac City Development Share Holding Corp.(1)	328,860	203,632
Masan Group Corp.	408,780	1,648,980
PetroVietnam Drilling & Well Services JSC(1)	813,305	982,971
PetroVietnam Fertilizer & Chemical JSC	880,500	946,380
PetroVietnam Gas JSC	276,000	1,512,379
PetroVietnam Technical Services Corp.	1,236,400	1,498,473
Pha Lai Thermal Power JSC	483,390	435,324
Phu Nhuan Jewelry JSC	235,560	1,547,883
Refrigeration Electrical Engineering Corp.	186,753	350,563
Saigon Securities, Inc.	198,000	297,187
Tan Tao Investment & Industry JSC(1)	1,554,838	231,855
Vietjet Aviation JSC	120,000	1,019,849
Vietnam Dairy Products JSC	390,228	3,495,658
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,255,523	1,503,208
Vingroup JSC(1)	1,902,229	7,165,358

		$38,058,299

Total Common Stocks (identified cost $2,312,370,479)		$3,013,575,310

Equity-Linked Securities(3)(8) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/20/20	26,995	$893,271
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	231,101
Al Rajhi Bank	1/19/21	111,080	2,203,622
Al Tayyar	3/5/18	70,167	538,367
Alinma Bank	1/19/21	109,712	606,428
Almarai Co.	7/20/20	98,998	1,403,000
Arab National Bank	3/13/20	70,000	520,751
Bank Albilad	3/5/18	68,212	418,511
Banque Saudi Fransi	3/24/20	71,335	570,149
Dar Al Arkan Real Estate Development	7/20/18	185,500	497,094
Etihad Etisalat Co.	11/9/20	134,038	552,183
Fawaz Abdulaziz Alhokair Co.	2/28/20	43,595	360,642

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Jarir Marketing Co.	1/19/21	20,525	$906,847
Mobile Telecommunications Co.	4/30/18	123,207	237,032
National Industrialization Co.	8/26/19	62,181	283,023
Rabigh Refining and Petrochemicals Co.	7/20/20	92,400	495,463
Riyad Bank	11/9/20	161,200	592,732
Sahara Petrochemical Co.	9/14/18	43,292	193,121
Samba Financial Group	5/6/20	130,582	892,228
Saudi Airlines Catering Co.	5/28/18	5,500	116,662
Saudi Arabian Amiantit Co.	4/30/18	106,500	230,871
Saudi Arabian Fertilizer Co.	7/20/20	21,858	408,853
Saudi Arabian Mining Co.	4/30/18	44,255	664,942
Saudi Basic Industries Corp.	1/19/21	62,380	1,791,385
Saudi British Bank	3/24/20	58,524	464,247
Saudi Cable Co.(1)(2)	7/20/18	52,056	0
Saudi Cement Co.	7/20/18	14,570	189,586
Saudi Chemical Co.	4/23/18	25,900	229,107
Saudi Electricity Co.	1/19/21	268,400	1,487,862
Saudi Industrial Investment Group	12/12/19	59,263	353,332
Saudi International Petrochemical	1/19/21	40,200	201,088
Saudi Kayan Petrochemical Co.	1/19/21	123,009	412,947
Saudi Telecom Co.	4/23/18	98,200	1,928,471
Savola AB	1/24/20	88,024	925,929
Yanbu National Petrochemicals Co.	7/20/20	25,838	455,051

Total Equity-Linked Securities (identified cost $23,818,493)			$22,255,898

Rights(1) — 0.0%(5)

Security		Shares	Value
Agile Group Holdings, Ltd., Exp. 2/1/18		21,920	$0
Celsia SA ESP, Exp. 2/16/18		330,043	26,166
Flour Mills of Nigeria PLC, Exp. 2/21/18		1,157,600	12,536
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18		1,166	36,033
Mirae Asset Daewoo Co., Ltd., Exp. 2/22/18		15,220	0
Nations Trust Bank PLC, Exp. 1/29/18		65,486	0
Piramal Enterprises, Ltd., Exp. 2/26/18		3,339	18,637
Robinsons Land Corp., Exp. 2/8/18		319,182	16,799
Tata Steel, Ltd., Exp. 2/28/18		16,367	50,592
Tata Steel, Ltd. (partially paid shares), Exp. 2/28/18		8,184	21,182

Total Rights (identified cost $0)			$181,945

Short-Term Investments — 0.3%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Eurodollar Time Deposit, 0.20%, 2/1/18	$7,070	$7,070,394

Total Short-Term Investments (identified cost $7,070,394)		$7,070,394

Total Investments — 100.0% (identified cost $2,343,259,366)		$3,043,083,547

Other Assets, Less Liabilities — 0.0%(5)		$173,424

Net Assets — 100.0%		$3,043,256,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $36,130,115 or 1.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $51,123,483 or 1.7% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.0%	$305,384,462
United States Dollar	9.0	274,495,470
South African Rand	6.1	186,586,154
Brazilian Real	6.1	185,136,579
New Taiwan Dollar	6.0	182,851,932
Indian Rupee	5.9	178,687,559
South Korean Won	5.8	176,045,194
Mexican Peso	4.8	146,410,303
Malaysian Ringgit	3.1	93,228,103
Indonesian Rupiah	3.0	91,670,704
Polish Zloty	3.0	90,559,364
Chilean Peso	3.0	89,863,134
New Turkish Lira	2.9	88,866,786
Thai Baht	2.9	88,212,601
Philippine Peso	2.8	86,256,056
Euro	2.7	82,614,579
Russian Ruble	2.2	68,526,952
Kuwaiti Dinar	1.8	54,688,588
Chinese Yuan Renminbi	1.5	45,498,922
Qatari Riyal	1.5	44,312,318
Colombian Peso	1.4	42,626,107
United Arab Emirates Dirham	1.4	41,527,385
Vietnamese Dong	1.3	38,058,299
Pakistani Rupee	1.1	34,666,690
Other currency, less than 1% each	10.7	326,309,306

Total Investments	100.0%	$3,043,083,547

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.1%	$580,471,106
Materials	11.7	355,923,432
Industrials	10.4	318,649,540
Consumer Staples	10.2	310,212,311
Energy	9.3	284,391,981
Telecommunication Services	9.1	278,188,980
Consumer Discretionary	9.0	272,597,268
Information Technology	6.0	182,612,990
Utilities	6.0	182,531,866
Health Care	5.3	160,224,773
Real Estate	3.6	110,208,906
Short-Term Investments	0.3	7,070,394

Total Investments	100.0%	$3,043,083,547

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Statement of Assets and Liabilities

Assets	January 31, 2018
Unaffiliated investments, at value (identified cost, $2,343,259,366)	$3,043,083,547
Cash	1,078,625
Foreign currency, at value (identified cost, $7,016,397)	7,085,320
Dividends and interest receivable	2,393,331
Receivable for investments sold	474,355
Receivable for Fund shares sold	4,848,273
Tax reclaims receivable	102,637
Total assets	$3,059,066,088

Liabilities
Payable for investments purchased	$2,914,874
Payable for Fund shares redeemed	7,412,703
Payable to affiliates:
Investment adviser fee	2,012,994
Administration fee	383,489
Distribution and service fees	94,088
Accrued foreign capital gains taxes	874,475
Accrued expenses	2,116,494
Total liabilities	$15,809,117
Net Assets	$3,043,256,971

Sources of Net Assets
Paid-in capital	$2,723,444,359
Accumulated distributions in excess of net investment income	(23,728,662)
Accumulated net realized loss	(355,460,981)
Net unrealized appreciation	699,002,255
Total	$3,043,256,971

Investor Class Shares
Net Assets	$400,813,502
Shares Outstanding	23,788,869
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.85

Class C Shares
Net Assets	$10,151,563
Shares Outstanding	613,947
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.53

Institutional Class Shares
Net Assets	$2,030,663,169
Shares Outstanding	120,057,270
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.91

Class R6 Shares
Net Assets	$601,628,737
Shares Outstanding	35,568,081
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.91

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Statement of Operations

Investment Income	Year Ended January 31, 2018
Dividends (net of foreign taxes, $9,090,082)	$82,404,516
Interest	6,218
Total investment income	$82,410,734

Expenses
Investment adviser fee	$23,329,963
Administration fee	4,440,993
Distribution and service fees
Investor Class	1,175,499
Class C	94,847
Trustees’ fees and expenses	101,500
Custodian fee	3,204,565
Transfer and dividend disbursing agent fees	1,210,876
Legal and accounting services	147,991
Printing and postage	180,801
Registration fees	112,858
Miscellaneous	190,871
Total expenses	$34,190,764

Net investment income	$48,219,970

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $411,696)	$15,133,544
Foreign currency transactions	(246,731)
Net realized gain	$14,886,813
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $633,877)	$704,718,116
Foreign currency	53,990
Net change in unrealized appreciation (depreciation)	$704,772,106

Net realized and unrealized gain	$719,658,919

Net increase in net assets from operations	$767,878,889

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$48,219,970	$52,149,638
Net realized gain (loss)	14,886,813	(255,209,262)
Net change in unrealized appreciation (depreciation)	704,772,106	856,577,084
Net increase in net assets from operations	$767,878,889	$653,517,460
Distributions to shareholders —
From net investment income
Investor Class	$(10,183,156)	$(8,417,254)
Class C	(168,458)	(115,100)
Institutional Class	(49,803,465)	(35,968,674)
Class R6	(16,110,983)	(11,003,612)
Total distributions to shareholders	$(76,266,062)	$(55,504,640)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$55,520,901	$76,598,630
Class C	885,164	294,195
Institutional Class	420,440,001	774,512,603
Class R6	80,751,262	108,524,243
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	9,992,931	8,258,320
Class C	158,118	103,527
Institutional Class	36,505,344	27,838,794
Class R6	15,633,121	10,270,177
Cost of shares redeemed
Investor Class	(292,705,286)	(196,693,620)
Class C	(2,294,846)	(2,628,575)
Institutional Class	(756,611,346)	(1,096,484,364)
Class R6	(171,183,425)	(249,220,033)
Net decrease in net assets from Fund share transactions	$(602,908,061)	$(538,626,103)

Net increase in net assets	$88,704,766	$59,386,717

Net Assets
At beginning of year	$2,954,552,205	$2,895,165,488
At end of year	$3,043,256,971	$2,954,552,205

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(23,728,662)	$12,757,519

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Financial Highlights

	Investor Class
	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$13.340	$10.990	$13.850	$14.070	$15.260

Income (Loss) From Operations
Net investment income(1)	$0.223	$0.179	$0.185	$0.204	$0.201
Net realized and unrealized gain (loss)	3.650	2.364	(2.851)	(0.166)	(1.204)

Total income (loss) from operations	$3.873	$2.543	$(2.666)	$0.038	$(1.003)

Less Distributions
From net investment income	$(0.363)	$(0.193)	$(0.016)	$(0.180)	$(0.187)
From net realized gain	—	—	(0.178)	(0.078)	—

Total distributions	$(0.363)	$(0.193)	$(0.194)	$(0.258)	$(0.187)

Net asset value — End of year	$16.850	$13.340	$10.990	$13.850	$14.070

Total Return(2)	29.33%	23.32%	(19.59)%	0.25%	(6.62)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$400,814	$520,939	$527,198	$599,094	$755,768
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.37%	1.38%	1.37%	1.36%	1.38%
Net investment income	1.52%	1.44%	1.43%	1.34%	1.36%
Portfolio Turnover	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Financial Highlights — continued

	Class C
	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$13.120	$10.840	$13.760	$13.960	$15.130

Income (Loss) From Operations
Net investment income(1)	$0.096	$0.083	$0.096	$0.094	$0.091
Net realized and unrealized gain (loss)	3.580	2.340	(2.834)	(0.163)	(1.188)

Total income (loss) from operations	$3.676	$2.423	$(2.738)	$(0.069)	$(1.097)

Less Distributions
From net investment income	$(0.266)	$(0.143)	$(0.004)	$(0.053)	$(0.073)
From net realized gain	—	—	(0.178)	(0.078)	—

Total distributions	$(0.266)	$(0.143)	$(0.182)	$(0.131)	$(0.073)

Net asset value — End of year	$16.530	$13.120	$10.840	$13.760	$13.960

Total Return(2)	28.32%	22.50%	(20.23)%	(0.51)%	(7.27)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,152	$9,209	$9,573	$15,996	$19,779
Ratios (as a percentage of average daily net assets):
Expenses(3)	2.12%	2.13%	2.12%	2.11%	2.13%
Net investment income	0.66%	0.68%	0.74%	0.63%	0.63%
Portfolio Turnover	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$13.400	$11.040	$13.890	$14.110	$15.310

Income (Loss) From Operations
Net investment income(1)	$0.245	$0.212	$0.233	$0.243	$0.224
Net realized and unrealized gain (loss)	3.673	2.375	(2.880)	(0.162)	(1.197)

Total income (loss) from operations	$3.918	$2.587	$(2.647)	$0.081	$(0.973)

Less Distributions
From net investment income	$(0.408)	$(0.227)	$(0.025)	$(0.223)	$(0.227)
From net realized gain	—	—	(0.178)	(0.078)	—

Total distributions	$(0.408)	$(0.227)	$(0.203)	$(0.301)	$(0.227)

Net asset value — End of year	$16.910	$13.400	$11.040	$13.890	$14.110

Total Return(2)	29.56%	23.64%	(19.40)%	0.55%	(6.42)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,030,663	$1,884,610	$1,803,056	$3,227,614	$3,392,890
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.12%	1.13%	1.12%	1.11%	1.13%
Net investment income	1.65%	1.68%	1.77%	1.59%	1.52%
Portfolio Turnover	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Financial Highlights — continued

	Class R6
	Year Ended January 31,			Period Ended January 31, 2015(1)
	2018	2017	2016
Net asset value — Beginning of period	$13.400	$11.040	$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.249	$0.225	$0.223	$0.027
Net realized and unrealized gain (loss)	3.676	2.370	(2.861)	(1.842)

Total income (loss) from operations	$3.925	$2.595	$(2.638)	$(1.815)

Less Distributions
From net investment income	$(0.415)	$(0.235)	$(0.034)	$(0.227)
From net realized gain	—	—	(0.178)	(0.078)

Total distributions	$(0.415)	$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$16.910	$13.400	$11.040	$13.890

Total Return(3)	29.69%	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$601,629	$539,794	$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07%	1.08%	1.07%	1.07	%(6)
Net investment income	1.67%	1.79%	1.72%	0.31	%(6)
Portfolio Turnover	3%	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

35	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

36

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2018 and January 31, 2017 was as follows:

	Year Ended January 31,
	2018	2017

Distributions declared from:
Ordinary income	$76,266,062	$55,504,640

37

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements — continued

During the year ended January 31, 2018, accumulated net realized loss was increased by $2,249,787, accumulated distributions in excess of net investment income was increased by $8,440,089 and paid-in capital was increased by $10,689,876 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,298,242
Deferred capital losses	$(349,111,888)
Net unrealized appreciation	$667,626,258

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $349,111,888 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $349,111,888 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,374,635,363

Gross unrealized appreciation	$993,570,987
Gross unrealized depreciation	(325,122,803)

Net unrealized appreciation	$668,448,184

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2018, the investment adviser fee amounted to $23,329,963 or 0.79% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2018, the administration fee amounted to $4,440,993.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2018, EVM earned $49,084 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

38

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2018 amounted to $1,175,499 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2018, the Fund paid or accrued to EVD $71,135 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2018 amounted to $23,712 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2018, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $97,776,647 and $717,467,933, respectively, for the year ended January 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2018	2017

Sales	3,766,534	6,129,611
Issued to shareholders electing to receive payments of distributions in Fund shares	654,358	681,959
Redemptions	(19,672,231)	(15,731,257)

Net decrease	(15,251,339)	(8,919,687)

	Year Ended January 31,
Class C	2018	2017

Sales	58,977	23,292
Issued to shareholders electing to receive payments of distributions in Fund shares	10,606	8,751
Redemptions	(157,753)	(212,691)

Net decrease	(88,170)	(180,648)

39

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements — continued

	Year Ended January 31,
Institutional Class	2018	2017

Sales	28,311,462	61,768,701
Issued to shareholders electing to receive payments of distributions in Fund shares	2,369,982	2,281,417
Redemptions	(51,281,512)	(86,735,012)

Net decrease	(20,600,068)	(22,684,894)

	Year Ended January 31,
Class R6	2018	2017

Sales	5,554,714	8,646,801
Issued to shareholders electing to receive payments of distributions in Fund shares	1,015,051	839,911
Redemptions	(11,291,637)	(19,506,411)

Net decrease	(4,721,872)	(10,019,699)

At January 31, 2018, one shareholder owned 10.8% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Parametric Emerging Markets Fund

January 31, 2018

Notes to Financial Statements — continued

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$26,517,867	$1,382,610,001		$1,154,508	$1,410,282,376
Emerging Europe	24,402,993	511,820,121		0	536,223,114
Latin America	561,560,852	—		—	561,560,852
Middle East/Africa	2,739,057	502,769,911		0	505,508,968

Total Common Stocks	$615,220,769	$2,397,200,033	**	$1,154,508	$3,013,575,310

Equity-Linked Securities — Saudi Arabia	$—	$22,255,898		$0	$22,255,898
Rights	26,166	155,779		—	181,945
Short-Term Investments	—	7,070,394		—	7,070,394

Total Investments	$615,246,935	$2,426,682,104		$1,154,508	$3,043,083,547

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

41

Parametric Emerging Markets Fund

January 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

42

Parametric Emerging Markets Fund

January 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended January 31, 2018, the Fund designates approximately $54,754,637, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2018, the Fund paid foreign taxes of $9,221,797 and recognized foreign source income of $91,326,980.

43

Parametric Emerging Markets Fund

January 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

44

Parametric Emerging Markets Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

45

Parametric Emerging Markets Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited,

Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.18

Parametric International Equity Fund

Annual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2018

Parametric International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	33

Federal Tax Information	34

Management and Organization	35

Important Notices	37

Parametric International Equity Fund

January 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Developed international equity markets advanced sharply over the 12-month period ended January 31, 2018, up 27.60% as measured by the MSCI EAFE Index (the Index).2 This rally was broad-based, with every country advancing over the 12-month period, and the majority of countries returning over 20%.

2017 saw broad gains in both Europe and Japan. In Europe, signs of recovery flickered, then strengthened, over the course of the year as economic growth data turned positive and a number of bank solvency worries in the periphery of Europe were successfully resolved. Additionally, elections in France and Germany were seen as breaking the chain of far-right electoral success, causing political risk to recede from consideration by many market participants. In the U.K., the impact of Brexit continued to worry many, but the resulting fall in the British pound provided a tailwind to many U.K. banks and manufacturers, as their globally-derived revenues increased in pound-relative terms.

In Japan, markets continued to react to positive economic growth numbers and corporate earnings. Additionally, the country saw initial signs of inflation, giving indications that the country may finally be working itself out of its decades-long deflationary spiral. Near the end of the 12-month period, a successful election by Prime Minister Abe re-energized stock returns, as this was taken to mean a continuation of his economic stimulus plan.

One additional contributor to Index returns over the 12-month period was the decline in the value of the U.S. dollar. Such a decline in the value of the dollar serves to increase the value of foreign-denominated assets, when stated in U.S. dollar terms.

Fund Performance

For the 12-month period ended January 31, 2018, the Parametric International Equity Fund (the Fund) had a total return of 27.29% for Investor Class shares at net asset value (NAV), modestly underperforming the Fund’s benchmark, the MSCI EAFE Index (the Index), which had a total return of 27.60% for the same period.

Factors detracting from the Fund’s performance relative to the Index included the sector diversification6 process within Hong Kong, which resulted in an overweight to the telecommunication services, health care and utilities sectors. These defensive sectors lagged the broader Hong Kong market in the market rally. Similarly, the sector diversification process within Japan, and resulting overweights to the defensive telecommunication services and utilities sectors within the country, detracted, as Japanese equities experienced a sharp rally during the latter part of the period. The sector diversification process within Singapore also hurt relative Fund performance, partially due to the resulting underweight to the booming financials sector.

Factors contributing to the Fund’s performance relative to the Index included the Fund’s overweight to Italy. Italian equities broadly rallied over the time period, after it became apparent that the country’s weakened banking sector was going to be able to avoid insolvency. Additionally, the sector diversification process within Switzerland contributed to relative results. This was partially due to the resulting overweight to the consumer discretionary sector, which benefited from a rally in Swiss watchmakers. Finally, the sector diversification process in Australia contributed, partially due to the resulting overweight to the top-performing technology sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

January 31, 2018

Performance2,3

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	27.29%	8.13%	7.35%
Institutional Class at NAV	04/01/2010	04/01/2010	27.60	8.41	7.63
Class R at NAV	08/10/2015	04/01/2010	26.90	7.98	7.26
Class R6 at NAV	08/10/2015	04/01/2010	27.67	8.43	7.64
MSCI EAFE Index	—	—	27.60%	7.84%	6.93%

% Total Annual Operating Expense Ratios[4]		Investor Class	Institutional Class	Class R	Class R6
Gross		0.92%	0.67%	1.17%	0.65%
Net		0.75	0.50	1.00	0.47

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$89,010	N.A.
Class R	$10,000	04/01/2010	$17,327	N.A.
Class R6	$1,000,000	04/01/2010	$1,781,840	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric International Equity Fund

January 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.2%

Air Liquide SA	0.8

Compagnie Financiere Richemont SA, Class A	0.8

Total SA	0.8

Deutsche Telekom AG	0.7

CSL, Ltd.	0.7

Vodafone Group PLC	0.7

Novartis AG	0.7

Unilever NV	0.6

Orange SA	0.6

Total	7.6%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric International Equity Fund

January 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric International Equity Fund

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,105.70	$3.98	**	0.75%
Institutional Class	$1,000.00	$1,107.20	$2.66	**	0.50%
Class R	$1,000.00	$1,104.20	$5.30	**	1.00%
Class R6	$1,000.00	$1,107.00	$2.50	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.40	$3.82	**	0.75%
Institutional Class	$1,000.00	$1,022.70	$2.55	**	0.50%
Class R	$1,000.00	$1,020.20	$5.09	**	1.00%
Class R6	$1,000.00	$1,022.80	$2.40	**	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments

Common Stocks — 99.2%

Security	Shares	Value

Australia — 9.0%
Adelaide Brighton, Ltd.	13,200	$69,057
AGL Energy, Ltd.	58,765	1,107,172
Altium, Ltd.	17,033	208,834
Alumina, Ltd.	55,500	107,322
Amcor, Ltd.	17,100	199,953
AMP, Ltd.	36,161	152,740
ARB Corp., Ltd.	5,909	87,169
Aristocrat Leisure, Ltd.	24,710	474,775
Asx, Ltd.	1,485	65,343
Atlassian Corp. PLC, Class A(1)	10,100	545,299
Aurizon Holdings, Ltd.	31,941	120,163
AusNet Services	252,683	344,873
Australian Pharmaceutical Industries, Ltd.	100,174	120,674
Automotive Holdings Group, Ltd.	23,000	66,220
Bank of Queensland, Ltd.	6,700	66,742
Beach Energy, Ltd.	231,000	241,764
Bendigo & Adelaide Bank, Ltd.	14,170	133,480
Blackmores, Ltd.	1,718	214,893
BlueScope Steel, Ltd.	10,995	127,685
Boral, Ltd.	21,487	138,067
Brambles, Ltd.	44,248	351,890
BWP Trust	21,500	51,871
Caltex Australia, Ltd.	14,550	407,254
carsales.com, Ltd.	30,179	364,538
Charter Hall Retail REIT	15,800	48,724
Cimic Group, Ltd.	2,560	97,212
Class, Ltd.	17,193	41,368
Cleanaway Waste Management, Ltd.	110,518	128,379
Coca-Cola Amatil, Ltd.	25,021	168,889
Cochlear, Ltd.	3,328	464,492
Commonwealth Bank of Australia	9,235	585,922
CSL, Ltd.	14,560	1,711,955
CSR, Ltd.	25,925	104,982
Dexus	30,795	236,392
Domain Holdings Australia, Ltd.(1)	33,200	84,538
DuluxGroup, Ltd.	13,768	80,859
Elders, Ltd.	17,500	110,595
Evolution Mining, Ltd.	44,676	102,902
G8 Education, Ltd.	22,000	59,533
Goodman Group	44,165	288,202
GPT Group (The)	68,630	278,185
GrainCorp, Ltd., Class A	25,572	152,439
GUD Holdings, Ltd.	8,300	81,948
GWA Group, Ltd.	44,335	100,552

Security	Shares	Value

Australia (continued)
Hansen Technologies, Ltd.	30,805	$94,287
Harvey Norman Holdings, Ltd.	27,935	101,422
Iluka Resources, Ltd.	9,500	77,100
Incitec Pivot, Ltd.	24,973	74,751
Insurance Australia Group, Ltd.	20,689	120,490
Investa Office Fund	35,475	126,464
InvoCare, Ltd.	7,600	93,123
IOOF Holdings, Ltd.	7,250	64,344
James Hardie Industries PLC CDI	6,121	107,114
JB Hi-Fi, Ltd.	10,075	237,057
Link Administration Holdings, Ltd.	45,000	323,508
Macquarie Atlas Roads Group	33,880	156,748
Medibank Pvt, Ltd.	42,014	113,135
Metcash, Ltd.	68,363	176,303
Mirvac Group	126,845	225,396
National Australia Bank, Ltd.	15,330	359,135
Navitas, Ltd.	16,799	63,516
Newcrest Mining, Ltd.	10,706	195,794
Oil Search, Ltd.	69,256	422,395
Orica, Ltd.	5,800	89,459
Orora, Ltd.	42,869	112,230
Premier Investments, Ltd.	7,193	85,238
Qantas Airways, Ltd.	38,249	162,096
REA Group, Ltd.	4,583	272,260
Reliance Worldwide Corp, Ltd.	24,300	83,326
Rio Tinto, Ltd.	5,296	326,065
Scentre Group	133,091	446,593
Sims Metal Management, Ltd.	5,711	75,515
South32, Ltd.	79,639	244,560
Southern Cross Media Group, Ltd.	51,672	48,816
Spark Infrastructure Group	215,726	401,938
SpeedCast International, Ltd.	46,511	204,615
Star Entertainment Group, Ltd. (The)	38,085	185,758
Stockland	71,106	242,530
Suncorp Group, Ltd.	10,356	113,876
Super Retail Group, Ltd.	18,050	127,240
Sydney Airport	45,111	247,542
Tabcorp Holdings, Ltd.	89,236	371,467
Technology One, Ltd.	32,500	128,662
Telstra Corp., Ltd.	346,742	1,025,161
Tox Free Solutions, Ltd.	37,052	101,725
Transurban Group	71,615	693,340
Treasury Wine Estates, Ltd.	28,241	389,009
Vicinity Centres	132,611	288,282
Village Roadshow, Ltd.(1)	13,829	39,145
Washington H. Soul Pattinson & Co., Ltd.	17,626	244,426

7	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Australia (continued)
Webjet, Ltd.	9,738	$80,094
Wesfarmers, Ltd.	30,491	1,075,496
Westpac Banking Corp.	18,462	459,980
WiseTech Global, Ltd.	13,825	172,692
Woodside Petroleum, Ltd.	31,976	853,725

		$23,220,789

Austria — 1.1%
ams AG	2,617	$241,824
ANDRITZ AG	2,354	141,320
AT&S Austria Technologie & Systemtechnik AG	1,392	44,399
BUWOG AG	5,424	194,953
CA Immobilien Anlagen AG	4,051	124,447
DO & Co. AG	1,870	124,757
Erste Group Bank AG	4,915	247,568
EVN AG	2,151	44,060
Lenzing AG	409	52,041
Oesterreichische Post AG	3,050	145,269
OMV AG	5,153	331,783
Porr AG	1,731	59,737
Rhi Magnesita NV(1)	2,046	132,237
S IMMO AG	2,800	52,415
S&T AG	1,638	45,049
Telekom Austria AG	19,133	184,961
UNIQA Insurance Group AG	4,365	53,764
Verbund AG	13,823	383,374
Vienna Insurance Group	2,101	74,549
Wienerberger AG	6,800	185,556

		$2,864,063

Belgium — 2.2%
Ackermans & van Haaren NV	418	$77,903
Aedifica SA	3,049	293,363
Ageas	2,473	130,756
AGFA-Gevaert NV(1)	8,433	42,336
Anheuser-Busch InBev SA/NV	6,652	753,402
Barco NV	1,818	224,228
Bekaert SA	2,430	110,392
Biocartis NV(1)(2)	6,300	113,569
bpost SA	11,153	370,825
Cofinimmo	2,089	280,948
Colruyt SA	750	41,520
Econocom Group SA/NV	26,944	224,908
Elia System Operator SA/NV	2,190	134,584
Euronav SA	10,959	93,347

Security	Shares	Value

Belgium (continued)
Gimv NV	1,583	$101,250
Groupe Bruxelles Lambert SA	1,360	160,213
Ion Beam Applications	3,519	107,539
KBC Group NV	1,609	154,699
Kinepolis Group NV	1,796	132,586
Ontex Group NV	977	28,867
Orange Belgium SA	1,888	39,893
Proximus SA	13,655	460,499
Retail Estates NV	755	69,316
Sofina SA	347	60,494
Solvay SA	1,639	237,318
Telenet Group Holding NV(1)	4,666	358,951
UCB SA	4,872	424,656
Umicore SA	6,674	351,346
Van de Velde NV	1,568	83,464

		$5,663,172

Denmark — 2.2%
Alm Brand A/S	4,100	$50,534
Bakkafrost P/F	2,234	91,040
Carlsberg A/S, Class B	3,846	494,360
Chr. Hansen Holding A/S	4,046	353,504
Coloplast A/S, Class B	1,302	115,750
Danske Bank A/S	12,233	496,744
Dfds A/S	1,122	67,325
DSV A/S	1,975	162,384
H Lundbeck AS	1,459	74,372
ISS A/S	1,926	75,146
Matas A/S	4,212	52,912
Nets A/S(1)(2)	9,300	256,027
Nilfisk Holding A/S(1)	1,020	59,170
NKT A/S(1)	809	35,273
Novo Nordisk A/S, Class B	10,335	573,575
Novozymes A/S, Class B	6,973	386,827
Orsted A/S(2)	11,758	713,750
Pandora A/S	6,625	627,818
Ringkjoebing Landbobank A/S	795	43,832
Rockwool International A/S	246	68,717
Royal Unibrew A/S	2,936	178,428
TDC A/S	55,343	369,392
Topdanmark A/S(1)	2,527	120,724
Vestas Wind Systems A/S	2,869	195,689
William Demant Holding A/S(1)	1,895	59,925

		$5,723,218

8	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Finland — 2.3%
Amer Sports Oyj	8,339	$235,422
Caverion OYJ(1)	4,767	40,186
Citycon Oyj	50,397	139,906
Cramo Oyj	3,655	89,169
DNA Oyj	6,160	115,547
Elisa Oyj	9,357	398,265
Ferratum Oyj	2,041	76,044
Fortum Oyj	26,787	580,894
Huhtamaki Oyj	1,924	82,134
Kemira Oyj	3,783	53,555
Kesko Oyj, Class B	7,618	444,320
Kone Oyj, Class B	4,394	251,536
Metsa Board Oyj	9,623	87,552
Neste Oyj	9,906	685,586
Nokia Oyj	93,952	453,182
Nokian Renkaat Oyj	4,149	209,619
Oriola Oyj, Series B	21,185	75,390
Orion Oyj, Class B	11,915	477,960
Raisio Oyj, Class V	9,946	55,131
Sampo Oyj, Class A	8,646	502,314
Technopolis Oyj	15,622	78,687
Tieto Oyj	2,033	70,668
Tokmanni Group Corp.	7,975	74,758
UPM-Kymmene Oyj	10,178	343,187
Uponor Oyj	4,213	89,181
Valmet Oyj	3,811	85,510

		$5,795,703

France — 8.8%
Aeroports de Paris	489	$101,561
Air Liquide SA	15,495	2,089,436
Airbus SE	3,305	380,070
Alstom SA	2,298	100,801
Alten SA	1,710	173,113
Altran Technologies SA	7,912	147,204
Amundi SA(2)	1,276	120,402
Atos SE	2,791	440,158
AXA SA	18,417	605,688
BioMerieux	780	73,847
BNP Paribas SA	10,149	838,244
Bollore SA	11,284	65,511
Bouygues SA	2,581	143,448
Bureau Veritas SA	4,718	138,252
CNP Assurances	5,800	148,653
Danone SA	11,316	973,928
Dassault Systemes SE	4,173	481,075

Security	Shares	Value

France (continued)
Eiffage SA	672	$81,470
Elior Group SA(2)	3,613	83,156
Engie SA	57,248	994,059
Essilor International Cie Generale d’Optique SA	2,822	400,624
Euler Hermes Group	672	101,724
Eurazeo SA	460	48,427
Eutelsat Communications SA	5,093	112,096
Fnac Darty SA(1)	617	71,970
Gecina SA	1,819	355,430
Getlink SE	4,517	63,346
Hermes International	349	192,910
ICADE	2,907	315,263
Iliad SA	2,351	608,268
Ingenico Group SA	1,627	185,192
Kering	624	316,085
Korian SA	2,511	80,842
L’Oreal SA	4,819	1,095,139
Lagardere SCA	3,693	115,175
Legrand SA	2,162	179,874
LVMH Moet Hennessy Louis Vuitton SE	1,956	612,719
Mercialys SA	6,623	150,531
Nexity SA	4,423	266,514
Orange SA	83,127	1,502,078
Orpea	1,348	168,239
Publicis Groupe SA	1,902	131,442
Rubis SCA	3,910	288,368
Safran SA	2,043	230,821
Sanofi	14,239	1,256,614
Sartorius Stedim Biotech	786	68,087
SCOR SE	2,300	102,944
SEB SA	492	101,648
Societe BIC SA	456	52,219
Sodexo SA	863	110,621
SOITEC(1)	1,589	130,343
Sopra Steria Group	819	166,212
Suez	14,012	208,870
Teleperformance	618	93,660
Thales SA	1,146	128,459
Total SA	33,738	1,956,127
Ubisoft Entertainment SA(1)	2,315	198,126
Unibail-Rodamco SE	3,794	973,177
Veolia Environnement SA	19,808	499,332
Vinci SA	3,092	334,180
Vivendi SA	6,567	192,410
Wendel SA	602	112,247
Worldline SA(1)(2)	2,397	135,514

		$22,593,943

9	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Germany — 8.8%
1&1 Drillisch AG	1,305	$108,555
adidas AG	1,442	335,085
ADO Properties SA(2)	4,405	237,353
Allianz SE	4,074	1,030,421
alstria office REIT AG	16,144	254,934
AURELIUS Equity Opportunities SE & Co. KGaA	1,200	88,170
Aurubis AG	1,067	112,124
Axel Springer SE	773	67,929
BASF SE	9,480	1,111,793
Bayer AG	9,834	1,288,621
Bayerische Motoren Werke AG, PFC Shares	1,536	150,131
Bechtle AG	2,306	210,314
Beiersdorf AG	3,580	424,463
Brenntag AG	1,852	120,228
CANCOM SE	1,114	105,248
Capital Stage AG	18,946	163,137
Continental AG	968	290,795
Covestro AG(2)	1,700	195,755
Daimler AG	7,929	726,191
Delivery Hero AG(1)(2)	2,000	85,896
Deutsche Boerse AG	2,447	314,479
Deutsche Lufthansa AG	2,062	73,660
Deutsche Pfandbriefbank AG(2)	4,793	88,592
Deutsche Post AG	8,239	389,164
Deutsche Telekom AG	103,156	1,809,359
Deutsche Wohnen SE, Bearer Shares	16,314	737,646
E.ON SE	109,140	1,147,178
Evonik Industries AG	2,553	100,883
Fielmann AG	567	49,646
Fraport AG	716	84,773
Freenet AG	4,137	158,638
Fresenius Medical Care AG & Co. KGaA	2,362	272,248
Fresenius SE & Co. KGaA	5,187	454,000
Fuchs Petrolub SE, PFC Shares	1,895	103,729
GEA Group AG	2,527	125,686
Gerresheimer AG	913	79,746
Grand City Properties SA	12,766	310,726
GRENKE AG	857	102,206
Hannover Rueck SE	1,092	149,346
Hella GmbH & Co. KGaA	898	63,994
Henkel AG & Co. KGaA	4,580	573,300
Henkel AG & Co. KGaA, PFC Shares	7,797	1,090,370
Hochtief AG	363	65,646
Hugo Boss AG	1,223	112,324
Innogy SE(2)	7,900	301,171
KION Group AG	994	91,363

Security	Shares	Value

Germany (continued)
KWS Saat SE	383	$161,689
LEG Immobilien AG	3,814	430,432
Linde AG	1,381	315,088
Linde AG, Tendered Shares(1)	772	189,566
MAN SE	587	69,839
Merck KGaA	1,900	207,972
MTU Aero Engines AG	567	101,645
Muenchener Rueckversicherungs-Gesellschaft AG	1,785	419,951
Osram Licht AG	742	64,849
ProSiebenSat.1 Media SE	3,293	126,154
Rational AG	114	80,190
RWE AG, PFC Shares	10,176	177,976
SAP SE	11,135	1,259,820
Siemens AG	5,978	907,485
Software AG	2,606	141,446
Symrise AG	1,730	144,977
Talanx AG	1,940	85,892
Telefonica Deutschland Holding AG(2)	22,223	112,334
TLG Immobilien AG	9,950	280,177
TUI AG	5,129	115,958
Uniper SE	12,515	373,611
United Internet AG	1,626	118,634
VERBIO Vereinigte BioEnergie AG	4,576	41,829
Volkswagen AG	452	100,282
Wirecard AG	2,394	298,481
Zalando SE(1)(2)	3,599	210,945

		$22,494,238

Hong Kong — 4.5%
AIA Group, Ltd.	107,400	$917,357
ASM Pacific Technology, Ltd.	19,100	260,152
Beijing Gas Blue Sky Holdings, Ltd.(1)	1,400,000	105,577
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	38,000	56,962
BOC Hong Kong (Holdings), Ltd.	31,500	160,652
Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	25,119
Cafe de Coral Holdings, Ltd.	18,000	47,619
Canvest Environmental Protection Group Co., Ltd.	100,000	57,910
China Cord Blood Corp.(1)	15,000	156,150
China Goldjoy Group, Ltd.	996,000	88,843
China Innovationpay Group, Ltd.(1)	1,120,000	55,723
China Regenerative Medicine International, Ltd.(1)	3,140,000	72,793
Chow Tai Fook Jewellery Group, Ltd.	78,600	87,974
CK Asset Holdings, Ltd.	33,500	318,772
CK Infrastructure Holdings, Ltd.	35,500	315,929
CLP Holdings, Ltd.	66,500	677,536
Esprit Holdings, Ltd.(1)	121,300	48,808

10	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
First Pacific Co., Ltd.	108,000	$77,028
Fortune REIT	70,000	87,875
Future World Financial Holdings, Ltd.(1)	1,996,000	62,476
G-Resources Group, Ltd.(1)	5,688,000	69,593
Hang Lung Group, Ltd.	21,000	79,710
Hang Seng Bank, Ltd.	6,700	159,188
HC International, Inc.	134,000	100,334
Henderson Land Development Co., Ltd.	18,320	127,848
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	134,352
HKBN, Ltd.	105,000	132,151
HKT Trust and HKT, Ltd.	339,000	423,952
Honbridge Holdings, Ltd.(1)	640,000	135,190
Hong Kong & China Gas Co., Ltd.	281,100	555,209
Hong Kong Exchanges and Clearing, Ltd.	10,900	411,210
Hongkong Land Holdings, Ltd.	23,200	167,071
Hopewell Highway Infrastructure, Ltd.	120,000	73,577
Hysan Development Co., Ltd.	18,000	100,430
Jardine Matheson Holdings, Ltd.	9,000	571,281
Jardine Strategic Holdings, Ltd.	7,900	314,282
Johnson Electric Holdings, Ltd.	38,000	155,060
Kerry Logistics Network, Ltd.	37,000	53,234
Kerry Properties, Ltd.	26,500	126,733
KuangChi Science, Ltd.(1)	301,000	86,876
Landing International Development, Ltd.(1)	6,370,000	283,556
Lee’s Pharmaceutical Holdings, Ltd.	53,000	88,161
Li & Fung, Ltd.	266,000	135,508
Link REIT	25,000	221,261
Macau Legend Development, Ltd.(1)	273,000	43,136
Madison Holdings Group, Ltd.(1)	192,000	36,464
Man Wah Holdings, Ltd.	68,800	73,178
Melco International Development, Ltd.	36,000	107,777
MGM China Holdings, Ltd.	31,600	97,164
MTR Corp., Ltd.	47,500	271,656
New World Development Co., Ltd.	69,000	111,226
Nexteer Automotive Group, Ltd.	48,000	102,207
NWS Holdings, Ltd.	91,000	176,871
Pacific Textiles Holdings, Ltd.	81,000	84,923
RM Group Holdings, Ltd.(1)	720,000	121,493
Sands China, Ltd.	35,600	211,559
Shangri-La Asia, Ltd.	50,000	126,779
Sino Land Co., Ltd.	70,000	129,103
SJM Holdings, Ltd.	111,000	110,689
Stella International Holdings, Ltd.	23,000	33,317
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	9,500	94,820
Swire Properties, Ltd.	25,400	88,923

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co., Ltd.	43,500	$289,843
Television Broadcasts, Ltd.	13,800	49,238
Texwinca Holdings, Ltd.	70,000	38,292
Town Health International Medical Group, Ltd.(3)	604,000	42,621
Vitasoy International Holdings, Ltd.	96,000	245,462
VTech Holdings, Ltd.	14,500	200,013
Wharf Real Estate Investment Co., Ltd.(1)	15,000	103,641
Yue Yuen Industrial Holdings, Ltd.	21,500	97,164

		$11,474,581

Ireland — 2.2%
Bank of Ireland Group PLC(1)	85,370	$833,598
C&C Group PLC	23,800	89,160
Cairn Homes PLC(1)	59,850	141,003
CRH PLC	18,510	687,428
DCC PLC	4,921	517,231
Grafton Group PLC	33,399	374,900
Greencore Group PLC	42,726	118,018
Hibernia REIT PLC	202,785	386,449
ICON PLC(1)	5,330	583,741
Irish Residential Properties REIT PLC	93,395	173,832
Kerry Group PLC, Class A	6,123	652,468
Paddy Power Betfair PLC	6,261	726,593
Smurfit Kappa Group PLC	4,388	153,992
UDG Healthcare PLC	25,978	302,600

		$5,741,013

Israel — 2.3%
ADO Group, Ltd.(1)	2,500	$49,832
Amot Investments, Ltd.	22,481	134,357
Azrieli Group, Ltd.	2,874	156,425
Bank Hapoalim B.M.	24,638	184,075
Bayside Land Corp.	83	41,726
Bezeq The Israeli Telecommunication Corp., Ltd.	347,644	572,998
Brack Capital Properties NV(1)	537	63,690
Check Point Software Technologies, Ltd.(1)	3,250	336,082
Delek Automotive Systems, Ltd.	13,963	108,432
Delta-Galil Industries, Ltd.	1,119	39,586
El Al Israel Airlines	154,187	63,545
Elbit Systems, Ltd.	2,388	360,676
Electra, Ltd.	291	77,693
First International Bank of Israel, Ltd.	4,135	93,290
Frutarom Industries, Ltd.	5,892	614,219
IDI Insurance Co., Ltd.	672	48,572
Inrom Construction Industries, Ltd.	18,751	92,818

11	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Israel (continued)
Israel Discount Bank, Ltd., Series A(1)	46,000	$137,603
Jerusalem Oil Exploration(1)	1,706	105,752
Kenon Holdings, Ltd.(1)	3,095	92,464
Melisron, Ltd.	1,766	78,956
Mizrahi Tefahot Bank, Ltd.	7,050	137,215
Nice, Ltd.	1,437	130,820
Nova Measuring Instruments, Ltd.(1)	2,500	68,000
Oil Refineries, Ltd.	389,192	184,332
Orbotech, Ltd.(1)	1,735	92,406
Paz Oil Co., Ltd.	1,888	325,226
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,600	152,413
Reit 1, Ltd.	19,864	90,466
Shufersal, Ltd.	34,218	246,337
SodaStream International, Ltd.(1)	5,100	401,013
Teva Pharmaceutical Industries, Ltd. ADR	28,370	579,032
Tower Semiconductor, Ltd.(1)	1	29

		$5,860,080

Italy — 4.4%
Amplifon SpA	18,720	$332,895
Anima Holding SpA(2)	11,048	92,694
Ansaldo STS SpA(1)	6,279	95,082
Assicurazioni Generali SpA	10,926	216,762
ASTM SpA	2,449	66,497
Atlantia SpA	11,722	387,994
Autogrill SpA	4,891	68,105
Banca Mediolanum SpA	7,021	68,880
Banca Popolare di Sondrio SCPA	17,850	72,102
Beni Stabili SpA SIIQ	132,963	123,177
Brembo SpA	4,505	72,757
Buzzi Unicem SpA	1,362	39,990
Cementir Holding SpA	30,224	283,715
Cerved Information Solutions SpA	2,550	35,962
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	60,303
Davide Campari-Milano SpA	50,493	402,183
De’Longhi SpA	1,326	44,608
Ei Towers SpA	8,167	499,043
Enav SpA(2)	13,855	72,513
Enel SpA	134,561	855,457
ENI SpA	49,309	887,671
ERG SpA	5,150	106,728
EXOR NV	1,123	86,815
Ferrari NV(4)	400	47,800
Ferrari NV(4)	2,400	286,340
FinecoBank Banca Fineco SpA	4,180	51,970
Hera SpA	14,846	54,262

Security	Shares	Value

Italy (continued)
Industria Macchine Automatiche SpA	1,000	$87,508
Infrastrutture Wireless Italiane SpA(2)	90,346	652,927
International Game Technology PLC	2,666	77,501
Interpump Group SpA	2,600	93,735
Intesa Sanpaolo SpA	112,599	442,417
Intesa Sanpaolo SpA, PFC Shares	26,600	101,533
Iren SPA	22,040	71,316
Italgas SpA	13,643	84,295
Leonardo SpA	13,286	160,357
Luxottica Group SpA	3,446	221,574
MARR SpA	2,736	75,680
Mediaset SpA(1)	17,964	71,502
Moncler SpA	4,402	145,069
OVS SpA(2)	7,513	55,650
Parmalat SpA	31,548	122,480
Poste Italiane SpA(2)	12,640	104,599
Prada SpA	18,400	75,384
Prysmian SpA	4,968	174,767
Recordati SpA	12,842	584,804
Reply SpA	2,652	172,280
Retelit SpA(1)	57,000	128,180
Salvatore Ferragamo SpA	1,935	54,508
Saras SpA	30,643	66,942
Snam SpA	43,650	212,325
Societa Iniziative Autostradali e Servizi SpA	2,769	52,144
STMicroelectronics NV	50,109	1,197,887
Tenaris SA	8,771	153,208
Terna Rete Elettrica Nazionale SpA	25,640	154,461
Tod’s SpA	613	46,192
Unipol Gruppo SpA	15,281	84,296
UnipolSai Assicurazioni SpA	28,030	72,471
Yoox Net-A-Porter Group SpA(1)	2,038	95,724

		$11,306,021

Japan — 13.3%
Activia Properties, Inc.	43	$191,623
Advance Residence Investment Corp.	88	225,603
Air Water, Inc.	6,900	148,066
Aisin Seiki Co., Ltd.	2,800	163,888
Ajinomoto Co., Inc.	7,400	140,762
Asahi Group Holdings, Ltd.	5,500	277,874
Asahi Kasei Corp.	19,000	249,280
Astellas Pharma, Inc.	24,800	326,150
Bandai Namco Holdings, Inc.	4,000	130,902
Bridgestone Corp.	4,200	204,985
Calbee, Inc.	3,300	116,595

12	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Canon, Inc.	7,200	$287,280
Central Japan Railway Co.	1,100	208,957
Chiba Bank, Ltd. (The)	10,000	87,057
Chugai Pharmaceutical Co., Ltd.	3,600	190,268
Chugoku Bank, Ltd. (The)	4,200	55,362
Chugoku Electric Power Co., Inc. (The)	12,600	139,580
Citizen Watch Co., Ltd.	12,000	92,200
Coca-Cola Bottlers Japan Holdings, Inc.	3,200	113,364
Concordia Financial Group, Ltd.	12,500	76,221
Cosmo Energy Holdings Co., Ltd.	2,500	98,429
Dai Nippon Printing Co., Ltd.	3,000	67,084
Daicel Corp.	9,200	111,873
Daido Steel Co., Ltd.	1,200	70,982
Daikin Industries, Ltd.	1,300	156,859
Daito Trust Construction Co., Ltd.	1,600	280,422
Daiwa House Industry Co., Ltd.	11,100	439,655
Daiwa House REIT Investment Corp.	92	226,151
Daiwa Securities Group, Inc.	14,000	100,779
DeNA Co., Ltd.	2,800	60,813
Denka Co., Ltd.	2,400	95,924
Denso Corp.	3,500	220,030
Dentsu, Inc.	2,100	94,226
Disco Corp.	300	70,751
East Japan Railway Co.	1,600	159,704
Eisai Co., Ltd.	4,000	227,644
Ezaki Glico Co., Ltd.	2,200	112,265
FamilyMart UNY Holdings Co., Ltd.	1,800	121,058
FANUC Corp.	800	217,135
Fast Retailing Co., Ltd.	500	223,792
FUJIFILM Holdings Corp.	4,000	154,188
Fukuoka Financial Group, Inc.	19,000	110,558
GLP J-Reit	123	142,588
Hachijuni Bank, Ltd. (The)	13,400	79,679
Hankyu Hanshin Holdings, Inc.	2,700	109,084
Hirose Electric Co., Ltd.	800	120,455
Hiroshima Bank, Ltd. (The)	9,500	79,846
Hisamitsu Pharmaceutical Co., Inc.	2,700	185,048
Hokkaido Electric Power Co., Inc.	16,300	106,317
Hokuhoku Financial Group, Inc.	4,000	60,162
Hokuriku Electric Power Co.	14,300	117,021
Hulic Co., Ltd.	10,000	127,135
Idemitsu Kosan Co., Ltd.	7,100	266,524
ITOCHU Corp.	8,400	165,284
Iyo Bank, Ltd. (The)	9,200	75,959
Japan Airlines Co., Ltd.	2,000	75,575
Japan Exchange Group, Inc.	7,500	135,433

Security	Shares	Value

Japan (continued)
Japan Hotel REIT Investment Corp.	191	$141,699
Japan Post Holdings Co., Ltd.	8,000	95,634
Japan Prime Realty Investment Corp.	62	219,155
Japan Real Estate Investment Corp.	34	174,839
Japan Retail Fund Investment Corp.	95	189,617
Japan Tobacco, Inc.	10,400	344,654
JSR Corp.	6,500	154,506
JXTG Holdings, Inc.	110,500	735,665
Kajima Corp.	9,000	89,353
Kakaku.com, Inc.	3,700	65,007
Kaneka Corp.	9,000	83,777
Kansai Electric Power Co., Inc. (The)	27,800	346,408
Kansai Paint Co., Ltd.	2,900	71,731
Kao Corp.	4,700	326,597
KDDI Corp.	53,400	1,355,201
Keikyu Corp.	5,900	116,608
Keio Corp.	3,000	142,848
Kewpie Corp.	2,900	82,970
Keyence Corp.	600	366,664
Kikkoman Corp.	4,500	186,840
Kintetsu Group Holdings Co., Ltd.	2,700	106,904
Kirin Holdings Co., Ltd.	9,900	247,996
Kobayashi Pharmaceutical Co., Ltd.	1,400	92,732
Konami Holdings Corp.	2,400	138,297
Kuraray Co., Ltd.	6,400	120,213
Kyocera Corp.	2,200	146,862
Kyowa Hakko Kirin Co., Ltd.	8,900	173,626
Kyushu Electric Power Co., Inc.	11,900	130,823
Lawson, Inc.	1,600	108,505
Lion Corp.	5,000	93,819
M3, Inc.	4,500	164,960
Makita Corp.	2,000	94,488
Marubeni Corp.	12,600	94,764
Maruichi Steel Tube, Ltd.	3,000	90,291
Mebuki Financial Group, Inc.	21,500	98,156
MEIJI Holdings Co., Ltd.	2,200	184,517
Miraca Holdings, Inc.	2,700	123,328
Mitsubishi Gas Chemical Co., Inc.	5,000	141,729
Mitsubishi Motors Corp.	16,700	124,264
Mitsubishi Tanabe Pharma Corp.	6,300	128,125
Mitsui & Co., Ltd.	8,900	156,591
Mizuho Financial Group, Inc.	180,000	341,235
MS&AD Insurance Group Holdings, Inc.	6,300	215,202
NEC Corp.	4,500	136,057
NH Foods, Ltd.	6,000	144,527
Nidec Corp.	1,500	241,416

13	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Nintendo Co., Ltd.	800	$362,332
Nippon Building Fund, Inc.	44	236,050
Nippon Express Co., Ltd.	1,400	100,885
Nippon Kayaku Co., Ltd.	5,000	73,823
Nippon Paper Industries Co., Ltd.	5,100	97,098
Nippon Prologis REIT, Inc.	100	229,565
Nippon Shinyaku Co., Ltd.	2,000	137,168
Nippon Shokubai Co., Ltd.	1,400	99,696
Nippon Steel & Sumitomo Metal Corp.	10,400	265,430
Nippon Telegraph & Telephone Corp.	22,600	1,082,194
Nissan Chemical Industries, Ltd.	3,100	126,750
Nissan Motor Co., Ltd.	15,900	170,329
Nisshin Seifun Group, Inc.	7,100	142,727
Nissin Foods Holdings Co., Ltd.	2,500	185,490
Nitori Holdings Co., Ltd.	800	127,643
Nomura Real Estate Master Fund, Inc.	74	103,014
Nomura Research Institute, Ltd.	2,400	110,808
NTT Data Corp.	12,500	147,567
NTT DoCoMo, Inc.	43,100	1,070,923
Obic Co., Ltd.	1,700	132,864
Odakyu Electric Railway Co., Ltd.	4,900	108,229
Okinawa Electric Power Co., Inc. (The)	4,730	120,754
Omron Corp.	2,900	181,767
Ono Pharmaceutical Co., Ltd.	9,000	222,365
Oracle Corp. Japan	900	72,692
Oriental Land Co., Ltd.	1,300	127,066
ORIX Corp.	11,000	206,048
Orix JREIT, Inc.	116	178,951
Osaka Gas Co., Ltd.	13,200	262,584
Otsuka Holdings Co., Ltd.	6,700	297,631
Rakuten, Inc.	9,100	82,354
Recruit Holdings Co., Ltd.	6,600	161,177
Relo Group, Inc.	3,100	92,060
Resona Holdings, Inc.	27,900	168,960
Ricoh Co., Ltd.	15,500	152,782
Rinnai Corp.	800	75,535
Santen Pharmaceutical Co., Ltd.	10,000	162,375
Sawai Pharmaceutical Co., Ltd.	1,900	86,508
SECOM Co., Ltd.	1,300	99,638
Sekisui Chemical Co., Ltd.	7,200	137,667
Sekisui House, Ltd.	6,100	112,077
Seven Bank, Ltd.	26,300	97,206
Shimadzu Corp.	4,000	101,607
Shimamura Co., Ltd.	1,000	117,565
Shimano, Inc.	800	114,671
Shimizu Corp.	6,000	61,717

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co., Ltd.	4,300	$491,988
Shionogi & Co., Ltd.	3,900	215,867
Shizuoka Bank, Ltd. (The)	8,000	85,548
Showa Denko K.K.	3,100	144,228
Showa Shell Sekiyu K.K.	15,300	217,507
Sompo Holdings, Inc.	3,000	120,462
Sumitomo Corp.	6,000	103,744
Sumitomo Electric Industries, Ltd.	6,400	109,537
Sumitomo Metal Mining Co., Ltd.	2,600	122,079
Sumitomo Mitsui Financial Group, Inc.	10,000	450,360
Sumitomo Osaka Cement Co., Ltd.	12,000	56,493
Suntory Beverage & Food, Ltd.	2,200	105,518
Suruga Bank, Ltd.	5,000	101,371
Suzuki Motor Corp.	2,500	143,588
T&D Holdings, Inc.	8,800	157,786
Taiheiyo Cement Corp.	1,600	67,902
Taisei Corp.	2,100	107,185
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	114,030
Takashimaya Co., Ltd.	6,000	62,432
Takeda Pharmaceutical Co., Ltd.	8,800	515,449
TEIJIN, Ltd.	5,500	121,944
Terumo Corp.	4,100	200,673
Toho Gas Co., Ltd.	3,800	111,578
Tohoku Electric Power Co., Inc.	19,200	248,500
Tokio Marine Holdings, Inc.	4,600	217,497
Tokyo Electron, Ltd.	1,000	188,642
Tokyo Gas Co., Ltd.	12,900	307,802
Tokyu Corp.	6,500	109,027
Toray Industries, Inc.	17,900	178,569
Toshiba Corp.(1)	34,000	97,295
Tosoh Corp.	3,400	78,276
Toyota Motor Corp.	11,100	764,760
Trend Micro, Inc.	1,300	70,373
Tsuruha Holdings, Inc.	600	83,796
Ube Industries, Ltd.	3,200	95,586
United Urban Investment Corp.	160	253,015
USS Co., Ltd.	5,000	111,982
West Japan Railway Co.	1,300	97,789
Yahoo! Japan Corp.	24,900	120,102
Yakult Honsha Co., Ltd.	2,100	176,304
Yamaguchi Financial Group, Inc.	8,000	94,051
Yamato Holdings Co., Ltd.	3,300	85,222
Yamazaki Baking Co., Ltd.	4,400	86,809
Yaskawa Electric Corp.	2,800	144,910
Zeon Corp.	6,000	90,552

		$34,054,119

14	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Netherlands — 4.5%
Aalberts Industries NV	2,908	$158,773
ABN AMRO Group NV(2)	4,855	164,332
Accell Group	4,836	139,902
Akzo Nobel NV	8,135	761,375
Altice NV, Class B(1)	6,916	74,190
AMG Advanced Metallurgical Group NV	4,069	217,586
ASM International NV	2,469	177,682
ASML Holding NV	6,736	1,365,646
ASR Nederland NV	2,400	104,834
Cimpress NV(1)	1,473	187,675
Corbion NV	6,263	204,747
Eurocommercial Properties NV	1,439	67,885
Euronext NV(2)	1,764	119,502
Flow Traders(2)	2,849	71,225
Gemalto NV(4)	975	60,143
Gemalto NV(4)	2,249	138,970
GrandVision NV(2)	5,474	127,484
IMCD Group NV	2,169	144,891
ING Groep NV	53,109	1,042,809
InterXion Holding NV(1)	3,300	207,075
Koninklijke Ahold Delhaize NV	24,123	538,907
Koninklijke KPN NV	143,773	503,817
Koninklijke Philips NV	25,141	1,024,741
Koninklijke Vopak NV	2,501	112,896
NN Group NV	5,540	261,293
NSI NV	1,162	51,297
Philips Lighting NV(2)	3,321	130,581
PostNL NV	28,142	140,308
QIAGEN NV(1)	6,909	231,088
Refresco Group NV(2)	7,754	191,346
RELX NV	17,050	377,547
SBM Offshore NV	6,486	121,137
TKH Group NV	1,737	115,472
TomTom NV(1)	13,510	147,085
Unilever NV	28,425	1,640,751
Vastned Retail NV	1,000	50,436
Wolters Kluwer NV	6,570	347,752

		$11,523,180

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	51,923	$353,282
Air New Zealand, Ltd.	34,574	78,381
Auckland International Airport, Ltd.	40,500	199,540
Contact Energy, Ltd.	43,411	178,806
Fisher & Paykel Healthcare Corp., Ltd.	11,759	115,305
Fletcher Building, Ltd.	49,043	282,920

Security	Shares	Value

New Zealand (continued)
Goodman Property Trust	65,888	$66,057
Heartland Bank, Ltd.	76,907	117,215
Infratil, Ltd.	16,238	38,831
Kiwi Property Group, Ltd.	70,000	71,280
Mercury NZ, Ltd.	47,223	119,862
Precinct Properties New Zealand, Ltd.	121,300	118,018
Restaurant Brands New Zealand, Ltd.	8,227	45,598
Ryman Healthcare, Ltd.	12,285	99,196
SKYCITY Entertainment Group, Ltd.	41,260	125,967
Spark New Zealand, Ltd.	98,888	261,581
Summerset Group Holdings, Ltd.	16,945	71,791
Trade Me, Ltd.	28,289	94,017
Xero, Ltd.(1)	10,956	273,957
Z Energy, Ltd.	43,700	246,062

		$2,957,666

Norway — 2.2%
Aker BP ASA	3,100	$89,708
Atea ASA	18,187	281,544
Austevoll Seafood ASA	16,139	126,793
Borregaard ASA	13,595	121,369
DNB ASA	16,445	334,249
Entra ASA(2)	16,712	252,591
Europris ASA(2)	11,200	50,083
Gjensidige Forsikring ASA	7,400	139,598
Golar LNG, Ltd.	2,320	63,313
Kongsberg Gruppen ASA	11,096	226,103
Marine Harvest ASA	19,910	344,757
Nordic American Tankers, Ltd.	13,100	30,261
Nordic Nanovector ASA(1)	4,831	48,134
Nordic Semiconductor ASA(1)	40,251	239,607
Norsk Hydro ASA	33,693	245,330
Norwegian Finans Holding ASA(1)	8,625	98,479
Salmar ASA	5,471	148,754
Scatec Solar ASA(2)	8,900	52,176
Schibsted ASA, Class B	13,669	413,008
Ship Finance International, Ltd.	5,500	84,150
SpareBank 1 SMN	4,478	50,834
SpareBank 1 SR-Bank ASA	4,300	51,326
Statoil ASA	17,807	417,241
Telenor ASA	27,010	631,484
Tomra Systems ASA	20,574	348,475
Veidekke ASA	7,872	84,222
Wilh Wilhelmsen Holding ASA, Class A	1,536	50,712
XXL ASA(2)	21,116	261,040
Yara International ASA	8,282	398,370

		$5,683,711

15	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Portugal — 1.1%
Banco Comercial Portugues SA(1)	1,107,823	$442,326
CTT-Correios de Portugal SA	69,614	297,835
EDP Renovaveis SA	9,550	83,546
EDP-Energias de Portugal SA	87,593	307,337
Galp Energia SGPS SA, Class B	19,320	369,056
Jeronimo Martins SGPS SA	19,002	404,747
Navigator Co. SA (The)	61,000	342,498
NOS SGPS SA	65,302	444,553
Pharol SGPS SA(1)	189,661	54,250
REN - Redes Energeticas Nacionais SGPS SA	15,211	47,416
Semapa-Sociedade de Investimento e Gestao	4,106	93,761

		$2,887,325

Singapore — 2.2%
Ascendas Real Estate Investment Trust	69,500	$145,979
Best World International, Ltd.	76,000	78,164
BOC Aviation, Ltd.(2)	11,800	69,291
CapitaLand Commercial Trust, Ltd.	39,500	56,262
CapitaLand Mall Trust	45,800	73,383
CDL Hospitality Trusts	40,000	55,451
China Aviation Oil Singapore Corp, Ltd.	40,000	49,599
ComfortDelGro Corp., Ltd.	49,300	78,829
DBS Group Holdings, Ltd.	17,700	355,258
Ezion Holdings, Ltd.(1)(3)	226,000	16,970
Flex, Ltd.(1)	24,978	449,854
Frasers Logistics & Industrial Trust	49,500	43,063
Genting Singapore PLC	374,400	384,440
Hutchison Port Holdings Trust	196,200	81,144
IGG, Inc.	53,000	58,788
Keppel Infrastructure Trust	291,400	126,728
Keppel REIT	66,000	64,809
M1, Ltd.	44,000	62,031
Mapletree Commercial Trust	35,100	45,173
Mapletree Greater China Commercial Trust	46,100	44,305
Mapletree Industrial Trust	34,200	55,290
Mapletree Logistics Trust	70,400	73,575
Metro Holdings, Ltd.	53,000	46,777
Midas Holdings, Ltd.(1)	480,000	64,672
mm2 Asia, Ltd.(1)	142,500	55,364
Olam International, Ltd.	50,200	85,192
Raffles Medical Group, Ltd.	140,800	119,041
Sheng Siong Group, Ltd.	91,200	64,674
Singapore Airlines, Ltd.	22,900	197,230
Singapore Airport Terminal Services, Ltd.	25,700	108,073
Singapore Exchange, Ltd.	29,500	184,105
Singapore Post, Ltd.	72,300	71,133

Security	Shares	Value

Singapore (continued)
Singapore Press Holdings, Ltd.	123,000	$246,996
Singapore Technologies Engineering, Ltd.	47,600	122,121
Singapore Telecommunications, Ltd.(4)	105,000	283,917
Singapore Telecommunications, Ltd.(4)	144,100	388,794
StarHub, Ltd.	21,000	46,205
Suntec Real Estate Investment Trust	45,000	70,882
United Engineers, Ltd.	17,000	34,188
United Overseas Bank, Ltd.	15,700	327,705
Venture Corp., Ltd.	13,300	232,994
Wilmar International, Ltd.	213,500	519,950

		$5,738,399

Spain — 4.4%
Abertis Infraestructuras SA	14,178	$343,964
Acerinox SA	8,856	130,230
Aena SME SA(2)	1,300	283,081
Almirall SA	16,800	182,381
Amadeus IT Group SA	14,490	1,123,393
Axiare Patrimonio SOCIMI SA	8,785	191,901
Banco Bilbao Vizcaya Argentaria SA	38,700	363,182
Banco de Sabadell SA	53,823	127,927
Bankia SA	20,510	103,822
Bankinter SA	11,334	130,314
Bolsas y Mercados Espanoles SHMSF SA	1,920	65,489
CaixaBank SA	34,214	184,554
Cellnex Telecom SA(2)	3,584	96,763
Cia de Distribucion Integral Logista Holdings SA	4,197	102,579
Coca-Cola European Partners PLC	19,000	763,040
Construcciones y Auxiliar de Ferrocarriles SA	2,050	95,411
Ebro Foods SA	12,141	299,034
Enagas SA	6,668	181,645
Endesa SA	5,685	127,614
Ercros SA	35,810	131,974
Gestamp Automocion SA(1)(2)	12,257	93,845
Grifols SA	20,691	665,463
Grifols SA ADR	12,300	305,655
Grupo Catalana Occidente SA	2,596	121,474
Hispania Activos Inmobiliarios SOCIMI SA	12,545	262,636
Iberdrola SA(4)	1,969	16,031
Iberdrola SA(4)	90,570	737,220
Industria de Diseno Textil SA	22,598	808,633
Inmobiliaria Colonial Socimi SA	34,895	389,803
Lar Espana Real Estate Socimi SA	14,031	158,718
Mapfre SA	26,500	94,099
Neinor Homes SA(1)(2)	4,963	113,929
Prosegur Cash SA(2)	18,590	64,197

16	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)
Prosegur Cia de Seguridad SA	16,517	$137,317
Red Electrica Corp. SA	7,578	159,839
Repsol SA	43,006	809,412
Saeta Yield SA	4,126	57,514
Siemens Gamesa Renewable Energy SA	5,400	84,254
Tecnicas Reunidas SA	1,615	55,060
Telefonica SA	96,683	991,825
Tubacex SA(1)	34,340	147,074

		$11,302,296

Sweden — 4.5%
Alfa Laval AB	3,749	$98,392
Arjo AB(1)	13,601	44,532
Assa Abloy AB, Class B	9,306	206,283
Atlas Copco AB, Class B	2,941	122,748
Attendo AB(2)	14,762	155,901
Axfood AB	7,649	153,805
BillerudKorsnas AB	16,002	246,383
BioGaia AB, Class B	2,949	116,560
Bonava AB, Class B	4,887	69,718
Capio AB(2)	22,400	127,347
Castellum AB	23,503	405,256
Catena Media PLC(1)	6,265	100,412
Cloetta AB, Class B	24,800	102,411
Com Hem Holding AB	17,822	309,724
D Carnegie & Co. AB(1)	6,188	96,517
Dometic Group AB(2)	18,000	194,806
Elekta AB, Class B	33,916	323,998
Essity Aktiebolag, Class B(1)	22,241	666,244
Fabege AB	12,900	282,447
Getinge AB, Class B	20,810	285,155
Granges AB	7,960	83,763
Hennes & Mauritz AB, Class B	25,700	454,821
Hexpol AB	20,200	216,896
Holmen AB, Class B	4,163	219,305
Hufvudstaden AB, Class A	11,335	182,428
Industrivarden AB, Class A	3,290	92,712
Industrivarden AB, Class C	3,570	95,106
Kindred Group PLC SDR	8,056	134,519
Kungsleden AB	20,778	147,188
L E Lundbergforetagen, Class B	2,000	161,397
LeoVegas AB(2)	4,400	62,724
Lundin Petroleum AB(1)	14,116	352,178
Medivir AB, Class B(1)	11,060	60,870
Modern Times Group MTG AB, Class B	2,700	123,843

Security	Shares	Value

Sweden (continued)
Mycronic AB	12,782	$144,346
NCC AB, Class B	1,905	37,768
NetEnt AB	26,464	150,320
Nibe Industrier AB, Class B	15,288	148,867
Nordea Bank AB	29,485	363,995
Pandox AB	5,668	106,491
RaySearch Laboratories AB(1)	6,321	126,072
Scandic Hotels Group AB(2)	6,000	66,387
Securitas AB, Class B	6,225	115,228
Skanska AB, Class B	3,995	81,199
SKF AB, Class B	3,418	84,482
Starbreeze AB(1)	33,624	39,453
Svenska Cellulosa AB SCA, Class B	43,531	450,422
Svenska Handelsbanken AB, Class A	16,280	236,942
Swedbank AB, Class A	10,493	268,353
Swedish Match AB	8,034	325,413
Telefonaktiebolaget LM Ericsson, Class B	114,300	735,158
Telia Co. AB	196,135	984,536
Trelleborg AB, Class B	2,484	66,302
Volvo AB	12,900	263,296
Wihlborgs Fastigheter AB	5,892	143,396

		$11,434,815

Switzerland — 9.1%
Allreal Holding AG	1,304	$226,879
ALSO Holding AG	1,183	174,298
Ascom Holding AG	5,950	153,929
Autoneum Holding AG	372	123,010
Baloise Holding AG	1,432	234,279
Banque Cantonale Vaudoise	202	169,911
Belimo Holding AG	28	131,263
BKW AG	1,604	102,577
Burckhardt Compression Holdings AG	260	96,645
Cembra Money Bank AG	1,074	105,946
Clariant AG	17,063	488,390
Comet Holding AG	1,329	231,661
Compagnie Financiere Richemont SA, Class A	21,335	2,046,368
Daetwyler Holding AG, Bearer Shares	436	92,575
DKSH Holding AG	1,552	145,122
dormakaba Holding AG	136	125,132
EFG International AG	8,368	94,086
Emmi AG	245	185,770
Ems-Chemie Holding AG	842	618,967
Flughafen Zurich AG	707	180,116
Forbo Holding AG	79	133,592

17	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)
Geberit AG	841	$398,323
Georg Fischer AG	150	217,148
Givaudan SA	368	885,869
Helvetia Holding AG	372	221,623
Inficon Holding AG	320	200,249
Intershop Holding AG	234	123,244
Julius Baer Group, Ltd.	4,417	303,431
Kardex AG	528	71,822
Komax Holding AG	326	112,428
Kuehne & Nagel International AG	1,725	316,801
Landis+Gyr Group AG(1)	2,198	181,689
LEM Holding SA	53	95,199
Mobimo Holding AG	577	161,415
Nestle SA	34,744	3,001,254
Novartis AG	18,787	1,695,659
Panalpina Welttransport Holding AG	731	120,963
Pargesa Holding SA, Bearer Shares	1,628	148,412
Partners Group Holding AG	326	253,320
Roche Holding AG	473	118,194
Roche Holding AG PC	5,093	1,258,348
Schindler Holding AG	842	204,928
Schindler Holding AG PC	1,220	305,687
Schmolz & Bickenbach AG(1)	96,337	82,729
SFS Group AG	1,027	129,049
SGS SA	131	352,149
Sika AG, Bearer Shares	133	1,152,153
Sonova Holding AG	585	94,273
Straumann Holding AG	149	113,729
Sulzer AG	739	105,024
Swatch Group AG (The)	3,577	308,993
Swatch Group AG (The), Bearer Shares	1,354	619,441
Swiss Life Holding AG	703	263,975
Swiss Prime Site AG	4,888	473,219
Swiss Re AG	4,990	492,181
Swisscom AG	1,936	1,057,229
Temenos Group AG	4,001	552,924
Valiant Holding AG	1,138	137,455
Valora Holding AG	268	98,626
VAT Group AG(2)	929	148,414
Vontobel Holding AG	2,114	152,732
Zurich Insurance Group AG	2,123	698,356

		$23,289,173

United Kingdom — 9.0%
3i Group PLC	7,509	$99,292
Admiral Group PLC	3,026	79,466

Security	Shares	Value

United Kingdom (continued)
Assura PLC	171,909	$150,556
AstraZeneca PLC	11,023	765,142
Aveva Group PLC	2,063	87,477
Aviva PLC	25,000	182,385
Babcock International Group PLC	11,872	115,639
BAE Systems PLC	21,824	184,131
Bellway PLC	1,558	73,447
Berkeley Group Holdings PLC	1,364	76,801
BHP Billiton PLC	16,329	363,650
Big Yellow Group PLC	8,638	106,313
British American Tobacco PLC	11,655	796,580
BTG PLC(1)	19,439	205,254
Bunzl PLC	2,708	79,216
Carnival PLC	1,436	101,316
Compass Group PLC	13,137	276,598
ConvaTec Group PLC(2)	54,000	154,988
Croda International PLC	1,321	84,072
Daily Mail & General Trust PLC, Class A	7,483	67,779
Dignity PLC	2,785	32,303
Direct Line Insurance Group PLC	15,813	82,905
DS Smith PLC	15,415	110,175
easyJet PLC	5,421	127,695
Elementis PLC	29,679	121,974
Essentra PLC	15,665	113,708
Experian PLC	5,985	137,941
F&C Commercial Property Trust, Ltd.	51,629	105,901
Ferguson PLC	1,572	121,396
Fidessa Group PLC	2,212	74,015
FirstGroup PLC(1)	47,376	69,875
Fresnillo PLC	4,298	82,288
G4S PLC	22,268	89,876
GlaxoSmithKline PLC	44,465	827,675
Grainger PLC	28,961	118,910
Great Portland Estates PLC	13,736	129,931
Greene King PLC	15,057	111,597
Halma PLC	11,352	206,031
Hammerson PLC	22,747	159,337
Howden Joinery Group PLC	17,122	112,905
HSBC Holdings PLC	62,500	666,790
Imperial Brands PLC	7,136	293,671
Indivior PLC(1)	15,000	85,698
Informa PLC	7,581	74,931
Inmarsat PLC	40,064	264,075
Intertek Group PLC	2,463	175,737
John Wood Group PLC	28,791	265,401
Johnson Matthey PLC	1,835	90,190

18	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Just Eat PLC(1)	12,902	$149,123
Kingfisher PLC	16,823	82,815
Land Securities Group PLC	20,525	292,215
Legal & General Group PLC	21,208	81,468
Lloyds Banking Group PLC	221,427	218,769
London Stock Exchange Group PLC	3,749	209,138
LondonMetric Property PLC	65,200	166,072
Marks & Spencer Group PLC	21,900	93,651
Meggitt PLC	11,454	75,455
Melrose Industries PLC	47,201	151,691
Merlin Entertainments PLC(2)	18,929	88,290
Micro Focus International PLC	18,295	559,260
Mimecast, Ltd.(1)	2,500	76,875
Mondi PLC	5,400	143,927
Moneysupermarket.com Group PLC	19,945	95,909
National Grid PLC	100,230	1,148,451
NCC Group PLC	32,556	92,904
NEPI Rockcastle PLC	8,700	118,611
Next PLC	2,030	146,578
Pearson PLC	10,040	98,819
Pennon Group PLC	27,207	278,118
Persimmon PLC	4,000	142,194
Playtech PLC	15,021	169,053
Provident Financial PLC	10,491	100,439
Randgold Resources, Ltd.	1,380	139,421
Reckitt Benckiser Group PLC	4,336	418,728
RELX PLC	7,273	160,950
Rentokil Initial PLC	17,999	75,921
Rightmove PLC	3,180	199,332
Rio Tinto PLC	9,070	504,863
Rolls-Royce Holdings PLC	12,632	156,745
Royal Dutch Shell PLC, Class A	25,050	878,219
Royal Dutch Shell PLC, Class B	25,957	920,759
Royal Mail PLC	12,695	84,582
RPC Group PLC	11,288	136,372
RSA Insurance Group PLC	15,015	132,121
Sage Group PLC (The)	38,000	404,609
Savills PLC	11,000	160,223
Segro PLC	29,923	247,469
Severn Trent PLC	13,453	373,852
Shaftesbury PLC	10,274	146,011
Sky PLC(1)	6,960	104,677
Spirax-Sarco Engineering PLC	959	77,240
St. James’s Place PLC	4,600	77,663
Standard Life Aberdeen PLC	27,303	165,033
Synthomer PLC	17,348	116,792

Security	Shares	Value

United Kingdom (continued)
TalkTalk Telecom Group PLC	75,000	$126,690
Tate & Lyle PLC	16,484	150,263
Travis Perkins PLC	3,350	69,472
Tritax Big Box REIT PLC	51,456	108,979
UBM PLC	7,535	97,144
Unilever PLC	8,140	460,694
UNITE Group PLC (The)	9,707	109,935
United Utilities Group PLC	30,732	322,368
Victrex PLC	3,358	121,835
Vodafone Group PLC	536,500	1,710,273
WH Smith PLC	2,540	77,040
Whitbread PLC	1,688	93,034
William Hill PLC	12,074	53,092
WPP PLC	11,945	216,324

		$23,081,583

Total Common Stocks (identified cost $203,659,433)		$254,689,088

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(5)	2,188,721	$2,188,941

Total Short-Term Investments (identified cost $2,188,722)		$2,188,941

Total Investments — 100.1% (identified cost $205,848,155)		$256,878,029

Other Assets, Less Liabilities — (0.1)%		$(181,742)

Net Assets — 100.0%		$256,696,287

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $6,907,522 or 2.7% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018.

19	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.3%	$98,252,552
Japanese Yen	13.3	34,054,119
British Pound Sterling	9.5	24,314,804
Swiss Franc	9.2	23,530,997
Australian Dollar	8.8	22,675,490
Swedish Krona	4.5	11,434,815
Hong Kong Dollar	4.1	10,469,260
United States Dollar	3.2	8,309,641
Danish Krone	2.2	5,632,178
Norwegian Krone	2.2	5,597,027
Singapore Dollar	2.0	5,079,322
Israeli Shekel	1.7	4,451,547
New Zealand Dollar	1.1	2,957,666
South African Rand	0.0 *	118,611

Total Investments	100.1%	$256,878,029

*	Amount is less than 0.1%.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.1%	$28,560,047
Industrials	10.7	27,475,987
Consumer Discretionary	10.4	26,800,963
Consumer Staples	10.4	26,545,682
Health Care	9.5	24,406,197
Information Technology	9.4	24,155,746
Materials	9.4	23,979,071
Real Estate	8.2	21,057,568
Telecommunication Services	8.1	20,788,328
Utilities	6.7	17,299,496
Energy	5.3	13,620,003
Short-Term Investments	0.9	2,188,941

Total Investments	100.1%	$256,878,029

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

20	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Statement of Assets and Liabilities

Assets	January 31, 2018
Unaffiliated investments, at value (identified cost, $203,659,433)	$254,689,088
Affiliated investment, at value (identified cost, $2,188,722)	2,188,941
Foreign currency, at value (identified cost, $236,423)	236,716
Dividends receivable	211,294
Dividends receivable from affiliated investment	2,852
Receivable for Fund shares sold	706,590
Tax reclaims receivable	331,879
Receivable from affiliates	31,377
Total assets	$258,398,737

Liabilities
Payable for investments purchased	$1,381,325
Payable for Fund shares redeemed	58,152
Payable to affiliates:
Investment adviser and administration fee	84,833
Distribution and service fees	12,761
Accrued expenses	165,379
Total liabilities	$1,702,450
Net Assets	$256,696,287

Sources of Net Assets
Paid-in capital	$205,880,760
Accumulated distributions in excess of net investment income	(1,383,428)
Accumulated net realized gain	1,142,923
Net unrealized appreciation	51,056,032
Total	$256,696,287

Investor Class Shares
Net Assets	$59,857,569
Shares Outstanding	4,171,996
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.35

Institutional Class Shares
Net Assets	$86,446,496
Shares Outstanding	6,000,047
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.41

Class R Shares
Net Assets	$1,166,724
Shares Outstanding	81,629
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.29

Class R6 Shares
Net Assets	$109,225,498
Shares Outstanding	7,581,766
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.41

21	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Statement of Operations

Investment Income	Year Ended January 31, 2018
Dividends (net of foreign taxes, $627,481)	$6,526,987
Dividends from affiliated investment	19,240
Total investment income	$6,546,227

Expenses
Investment adviser and administration fee	$912,507
Distribution and service fees
Investor Class	126,115
Class R	5,432
Trustees’ fees and expenses	11,738
Custodian fee	140,128
Transfer and dividend disbursing agent fees	89,928
Legal and accounting services	56,914
Printing and postage	23,807
Registration fees	86,524
Miscellaneous	43,287
Total expenses	$1,496,380
Deduct —
Allocation of expenses to affiliates	$250,576
Total expense reductions	$250,576

Net expenses	$1,245,804

Net investment income	$5,300,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,582,905
Investment transactions — affiliated investment	(127)
Foreign currency transactions	3,362
Net realized gain	$5,586,140
Change in unrealized appreciation (depreciation) —
Investments	$43,425,421
Investments — affiliated investment	219
Foreign currency	32,127
Net change in unrealized appreciation (depreciation)	$43,457,767

Net realized and unrealized gain	$49,043,907

Net increase in net assets from operations	$54,344,330

22	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$5,300,423	$2,836,157
Net realized gain (loss)	5,586,140	(2,158,297)
Net change in unrealized appreciation (depreciation)	43,457,767	11,245,579
Net increase in net assets from operations	$54,344,330	$11,923,439
Distributions to shareholders —
From net investment income
Investor Class	$(1,486,587)	$(467,005)
Institutional Class	(2,196,786)	(820,850)
Class R	(25,865)	(11,227)
Class R6	(2,816,034)	(1,351,722)
From net realized gain
Investor Class	—	(10,744)
Institutional Class	—	(28,437)
Class R	—	(4)
Class R6	—	(58,408)
Total distributions to shareholders	$(6,525,272)	$(2,748,397)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$33,141,322	$28,247,632
Institutional Class	35,797,290	29,423,191
Class R	463,484	844,401
Class R6	48,292,478	39,653,684
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,162,366	401,787
Institutional Class	1,799,165	654,313
Class R	25,865	11,215
Class R6	2,215,954	343,621
Cost of shares redeemed
Investor Class	(19,269,279)	(7,455,796)
Institutional Class	(21,722,920)	(8,314,075)
Class R	(343,580)	(74,649)
Class R6	(48,038,853)	(21,042,590)
Net increase in net assets from Fund share transactions	$33,523,292	$62,692,734

Net increase in net assets	$81,342,350	$71,867,776

Net Assets
At beginning of year	$175,353,937	$103,486,161
At end of year	$256,696,287	$175,353,937

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(1,383,428)	$(252,648)

23	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Financial Highlights

	Investor Class
	Year Ended January 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$11.570	$10.750	$11.410	$11.960		$11.180

Income (Loss) From Operations
Net investment income(1)	$0.272	$0.198	$0.217	$0.355	(2)	$0.195
Net realized and unrealized gain (loss)	2.869	0.810	(0.607)	(0.242)		0.822

Total income (loss) from operations	$3.141	$1.008	$(0.390)	$0.113		$1.017

Less Distributions
From net investment income	$(0.361)	$(0.178)	$(0.266)	$(0.251)		$(0.237)
From net realized gain	—	(0.010)	(0.004)	(0.412)		—

Total distributions	$(0.361)	$(0.188)	$(0.270)	$(0.663)		$(0.237)

Net asset value — End of year	$14.350	$11.570	$10.750	$11.410		$11.960

Total Return(3)(4)	27.29%	9.55%	(3.73)%	1.01%		9.04%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,858	$34,386	$12,069	$8,503		$14,007
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.75%	0.84%	0.90%	0.97%		1.05%
Net investment income	2.06%	1.75%	1.86%	2.83	%(2)	1.65%
Portfolio Turnover	36%	22%	34%	63%		35%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.23%, 0.35%, 0.32%, and 0.29% of average daily net assets for the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$11.610	$10.770	$11.430	$11.990		$11.200

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.257	$0.325	$0.333	(2)	$0.259
Net realized and unrealized gain (loss)	2.874	0.788	(0.693)	(0.184)		0.790

Total income (loss) from operations	$3.186	$1.045	$(0.368)	$0.149		$1.049

Less Distributions
From net investment income	$(0.386)	$(0.195)	$(0.288)	$(0.297)		$(0.259)
From net realized gain	—	(0.010)	(0.004)	(0.412)		—

Total distributions	$(0.386)	$(0.205)	$(0.292)	$(0.709)		$(0.259)

Net asset value — End of year	$14.410	$11.610	$10.770	$11.430		$11.990

Total Return(3)(4)	27.60%	9.78%	(3.37)%	1.22%		9.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,446	$55,324	$30,808	$84,195		$68,911
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.50%	0.60%	0.65%	0.72%		0.80%
Net investment income	2.36%	2.26%	2.72%	2.66	%(2)	2.20%
Portfolio Turnover	36%	22%	34%	63%		35%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.24%, 0.35%, 0.32%, and 0.29% of average daily net assets for the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Financial Highlights — continued

	Class R
	Year Ended January 31,		Period Ended January 31, 2016(1)
	2018	2017
Net asset value — Beginning of period	$11.530	$10.740	$12.340

Income (Loss) From Operations
Net investment income(2)	$0.259	$0.064	$0.044
Net realized and unrealized gain (loss)	2.827	0.919	(1.384)

Total income (loss) from operations	$3.086	$0.983	$(1.340)

Less Distributions
From net investment income	$(0.326)	$(0.183)	$(0.256)
From net realized gain	—	(0.010)	(0.004)

Total distributions	$(0.326)	$(0.193)	$(0.260)

Net asset value — End of period	$14.290	$11.530	$10.740

Total Return(3)(4)	26.90%	9.22%	(10.98	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,167	$786	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00%	1.04%	1.15	%(6)
Net investment income	1.98%	0.56%	0.82	%(6)
Portfolio Turnover	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.19% and 0.35% of average daily net assets for the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Financial Highlights — continued

	Class R6
	Year Ended January 31,		Period Ended January 31, 2016(1)
	2018	2017
Net asset value — Beginning of period	$11.610	$10.770	$12.380

Income (Loss) From Operations
Net investment income(2)	$0.319	$0.267	$0.059
Net realized and unrealized gain (loss)	2.875	0.780	(1.374)

Total income (loss) from operations	$3.194	$1.047	$(1.315)

Less Distributions
From net investment income	$(0.394)	$(0.197)	$(0.291)
From net realized gain	—	(0.010)	(0.004)

Total distributions	$(0.394)	$(0.207)	$(0.295)

Net asset value — End of period	$14.410	$11.610	$10.770

Total Return(3)(4)	27.67%	9.79%	(10.77	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,225	$84,858	$60,608
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.47%	0.58%	0.62	%(6)
Net investment income	2.42%	2.34%	1.10	%(6)
Portfolio Turnover	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.25% and 0.35% of average daily net assets for the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

27	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Parametric International Equity Fund

January 31, 2018

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2018 and January 31, 2017 was as follows:

	Year Ended January 31,
	2018	2017

Distributions declared from:
Ordinary income	$6,525,272	$2,651,163
Long-term capital gains	$—	$97,234

During the year ended January 31, 2018, accumulated net realized gain was decreased by $1,774,757, accumulated distributions in excess of net investment income was decreased by $94,069 and paid-in capital was increased by $1,680,688 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,225,288
Undistributed long-term capital gains	$1,296,443
Net unrealized appreciation	$47,293,796

29

Parametric International Equity Fund

January 31, 2018

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$209,609,760

Gross unrealized appreciation	$51,846,125
Gross unrealized depreciation	(4,577,856)

Net unrealized appreciation	$47,268,269

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2018, the investment adviser and administration fee amounted to $912,507 or 0.40% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM and Parametric were allocated $250,576 in total of the Fund’s operating expenses for the year ended January 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2018, EVM earned $4,127 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2018 amounted to $126,115 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2018, the Fund paid or accrued to EVD $2,716 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2018 amounted to $2,716 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

30

Parametric International Equity Fund

January 31, 2018

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $111,535,385 and $79,846,383, respectively, for the year ended January 31, 2018.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2018	2017

Sales	2,564,884	2,461,899
Issued to shareholders electing to receive payments of distributions in Fund shares	84,844	36,143
Redemptions	(1,449,992)	(648,992)

Net increase	1,199,736	1,849,050

	Year Ended January 31,
Institutional Class	2018	2017

Sales	2,743,459	2,578,901
Issued to shareholders electing to receive payments of distributions in Fund shares	130,848	58,663
Redemptions	(1,640,319)	(732,346)

Net increase	1,233,988	1,905,218

	Year Ended January 31,
Class R	2018	2017

Sales	38,290	73,744
Issued to shareholders electing to receive payments of distributions in Fund shares	1,895	1,012
Redemptions	(26,742)	(6,651)

Net increase	13,443	68,105

	Year Ended January 31,
Class R6	2018	2017

Sales	3,754,669	3,485,699
Issued to shareholders electing to receive payments of distributions in Fund shares	161,160	30,806
Redemptions	(3,643,473)	(1,835,321)

Net increase	272,356	1,681,184

At January 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 22.1% of the value of the outstanding shares of the Fund.

31

Parametric International Equity Fund

January 31, 2018

Notes to Financial Statements — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2018.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$1,460,975	$75,899,869		$84,710	$77,445,554
Developed Europe	3,599,796	167,783,658		—	171,383,454
Developed Middle East	1,408,533	4,451,547		—	5,860,080

Total Common Stocks	$6,469,304	$248,135,074	**	$84,710	$254,689,088

Short-Term Investments	$—	$2,188,941		$—	$2,188,941

Total Investments	$6,469,304	$250,324,015		$84,710	$256,878,029

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

32

Parametric International Equity Fund

January 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Parametric International Equity Fund

January 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2018, the Fund designates approximately $6,082,326, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2018, the Fund paid foreign taxes of $577,917 and recognized foreign source income of $7,154,468.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2018, $1,915,061 or, if subsequently determined to be different, the net capital gain of such year.

34

Parametric International Equity Fund

January 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

35

Parametric International Equity Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.18

Parametric Volatility Risk Premium - Defensive Fund

Annual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2018

Parametric Volatility Risk Premium - Defensive Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	27

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets delivered strong returns in the nearly 12-month period beginning with the Fund’s inception on February 9, 2017, through January 31, 2018. Despite numerous distractions both domestically and overseas, investors focused on the virtuous circle of rising markets, wealth expansion, perceived absence of risk, and tax reform. During this period, the S&P 500 Index2 was up 24.69%.

The period began with a strong start in February 2017, with the S&P 500 Index up 3.97%, continuing on the momentum post-U.S. presidential election. In the following months, the market was up in each of the 12 months of calendar year 2017 and the strength carried into January 2018, with the S&P 500 Index posting 5.73%. While the strong returns of the S&P 500 Index are notable, what is more extraordinary is the path the S&P 500 Index followed to achieve those returns. For the first time in 90 years, in 2017 the S&P 500 Index had a positive return for all 12 months of a calendar year. Statistically, this is expected less than 2% of the time.

U.S. stocks were flat in March 2017, with the S&P 500 Index up only 0.12%, as the failure of President Trump’s health care bill in Congress raised concerns about prospects for the rest of the administration’s policy agenda, including tax reform and infrastructure spending. But U.S. stocks quickly regained their upward momentum, advancing steadily despite additional U.S. Federal Reserve rate hikes in March 2017 and again in June 2017. Encouraged by a range of favorable economic indicators, particularly U.S. job market gains, many investors viewed the rate hikes as a sign of a strengthening economy.

U.S. equity markets briefly pulled back in August 2017 with the S&P 500 up only 0.31% amid the North Korea stand-off and the devastation in Texas left by Hurricane Harvey. Stocks soon resumed their upward trend, propelled by strong corporate earnings and a range of strengthening economic indicators. Major U.S. indexes reached multiple record highs during the final three months of the period ended January 31, 2018. In terms of economic sectors, information technology strongly led the market advance during the reporting period.

Amid the calm, implied volatility, as measured by the CBOE Volatility Index (VIX), averaged just 11.03% during the reporting period, remaining low relative to long-term levels throughout the period. Realized volatility for the S&P 500 Index continued to be low for the reporting period, falling as low as 3.4% in mid-October and averaging just 6.8% for the reporting period – levels not seen in several decades. Further evidence of the low volatility in the S&P 500 Index was evidenced by the maximum drawdown during the 12-month period of 2.6%, the second lowest since the index began in 1928.

Fund Performance

For the period from its inception on February 9, 2017 through January 31, 2018, Parametric Volatility Risk Premium — Defensive Fund (the Fund) had a total return of 10.79% for Institutional Class shares at net asset value (NAV), outperforming the Fund’s primary benchmark, the CBOE S&P 500 BuyWrite Index (the Index), which had a total return of 10.77% for the same period. The Fund underperformed its secondary benchmark, a custom index consisting of 50% S&P 500 Index / 50% ICE BofAML 3-Month U.S. Treasury Bill Index (the Secondary Index), which had a total return of 12.28% for the period.

The Fund’s investment strategy is to structurally de-risk the portfolio by holding a base portfolio of 50% equity and 50% cash-equivalents, and to write out-of-the money equity index calls and puts to enhance returns by harvesting the volatility risk premium (VRP). The VRP is the difference between implied volatility and subsequently realized volatility, and is historically positive and uncorrelated with other sources of returns. The implied-to-realized volatility spread averaged +4.5 volatility points over the reporting period. The Index is a passive covered call-writing index. The Fund performed in line with this options-writing Index, outperforming it by 0.02%.

Relative to the Secondary Index, the Fund’s options strategy, consisting of the systematic sale of out-of-the-money call and put options, was the primary detractor from performance, as would generally be expected during a period of significantly positive equity market performance. The strong rally in equities especially in the last three months of the period, in which the S&P 500 Index was up 10.18%, led to losses on call options. Options profits had been positive from the Fund’s inception through the third quarter of 2017 and contributed positively to returns through the third quarter.

The Fund’s common stock portfolio underperformed the S&P 500 Index and also detracted from returns relative to the Secondary Index with security selection in the energy and information technology sectors detracting from relative results. In particular, the Fund’s lack of exposure to Netflix, Inc. (Netflix) detracted from returns as Netflix’s return was 93.4% for the period. In addition, the Fund’s lack of exposure to PayPal Holdings, Inc. (PayPal) was also a detractor, as PayPal was up 105.2% during the reporting period. In addition, the Fund’s overweight to General Electric Co. (GE) relative to the Secondary Index was also a detractor, as GE was down -44.3% for the period.

In contrast, stock selection in the consumer staples and financials sectors aided performance relative to the Secondary Index. In addition, the Fund’s overweight to the Boeing Co. contributed to returns as the stock was up 109.5% over the reporting period.

As a reminder, the stock portfolio is passively managed to approximate the S&P 500 Index but actively managed to mitigate tax impact.

The Fund is performing as expected in the current market environment. Our thesis remains intact and we remain steadfast in our disciplines and confident that the Fund is well-positioned to continue producing attractive risk adjusted returns and deliver more attractive relative returns as markets normalize. Moreover, as volatility moved higher toward the end of January 2018, it has the positive effect of increasing option premium collection and widening out strikes on the newly established positions. A higher volatility environment will generally be favorable for harvesting the volatility risk premium moving forward into 2018.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

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Performance2,3

Portfolio Managers Thomas Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	—	—	10.79%
CBOE S&P 500 BuyWrite Index	—	—	11.60%	8.51%	10.77%
Blended Index	—	—	13.05	7.96	12.28

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					0.68%
Net					0.55

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Volatility Risk Premium - Defensive Fund

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Fund Profile

Common Stock Sector Allocation (% of net assets)

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)5

U.S. Treasury Note, 1.00%, 9/15/18	7.7%

U.S. Treasury Note, 1.00%, 5/15/18	6.7

U.S. Treasury Note, 1.25%, 10/31/18	5.1

U.S. Treasury Note, 1.00%, 3/15/18	4.5

Apple, Inc.	1.9

Microsoft Corp.	1.7

Amazon.com, Inc.	1.4

Berkshire Hathaway, Inc., Class B	1.0

JPMorgan Chase & Co.	1.0

Facebook, Inc., Class A	1.0

Total	32.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE Data Indices, LLC not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indicies, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 50% S&P 500 Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective October 23, 2017, the BofA Merrill Lynch indices have been rebranded as Intercontinental Exchange’s (“ICE”) BofAML indices.

5

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,053.10	$2.85	**	0.55%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.40	$2.80	**	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric Volatility Risk Premium - Defensive Fund

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Portfolio of Investments

Common Stocks — 51.0%

Security	Shares	Value

Aerospace & Defense — 1.4%
Boeing Co. (The)	3,345	$1,185,368
Harris Corp.	2,299	366,414
Raytheon Co.	2,739	572,287
United Technologies Corp.	4,859	670,590

		$2,794,659

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	2,720	$248,771
Expeditors International of Washington, Inc.	4,712	306,045

		$554,816

Airlines — 0.2%
Alaska Air Group, Inc.	3,750	$246,488
American Airlines Group, Inc.	3,176	172,520
Southwest Airlines Co.	865	52,592

		$471,600

Auto Components — 0.2%
BorgWarner, Inc.	5,600	$315,056

		$315,056

Banks — 3.6%
Bank of America Corp.	49,561	$1,585,952
Citigroup, Inc.	14,807	1,162,053
Citizens Financial Group, Inc.	4,594	210,865
Fifth Third Bancorp	2,835	93,838
JPMorgan Chase & Co.	16,764	1,939,092
People’s United Financial, Inc.	1,616	31,787
U.S. Bancorp	8,845	505,403
Wells Fargo & Co.	22,105	1,454,067
Zions Bancorporation	1,172	63,323

		$7,046,380

Beverages — 1.1%
Brown-Forman Corp., Class B	66	$4,574
Coca-Cola Co. (The)	22,299	1,061,209
Constellation Brands, Inc., Class A	437	95,908
Monster Beverage Corp.(1)	1,189	81,126
PepsiCo, Inc.	8,316	1,000,415

		$2,243,232

Security	Shares	Value

Biotechnology — 1.8%
AbbVie, Inc.	8,249	$925,703
Amgen, Inc.	4,727	879,458
Celgene Corp.(1)	2,098	212,234
Gilead Sciences, Inc.	8,559	717,244
Incyte Corp.(1)	3,115	281,253
Regeneron Pharmaceuticals, Inc.(1)	480	175,992
Vertex Pharmaceuticals, Inc.(1)	1,866	311,380

		$3,503,264

Building Products — 0.2%
A.O. Smith Corp.	481	$32,121
Allegion PLC	720	61,999
Fortune Brands Home & Security, Inc.	2,068	146,684
Masco Corp.	4,506	201,238

		$442,042

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	159	$31,741
Ameriprise Financial, Inc.	429	72,372
Cboe Global Markets, Inc.	511	68,673
Charles Schwab Corp. (The)	10,267	547,642
E*TRADE Financial Corp.(1)	5,242	276,253
Goldman Sachs Group, Inc. (The)	2,435	652,312
Invesco, Ltd.	3,013	108,860
Morgan Stanley	11,561	653,775
Nasdaq, Inc.	4,164	336,909
Northern Trust Corp.	3,554	374,556
Raymond James Financial, Inc.	677	65,256
S&P Global, Inc.	1,315	238,147

		$3,426,496

Chemicals — 1.1%
Air Products and Chemicals, Inc.	1,745	$293,806
Albemarle Corp.	1,137	126,878
CF Industries Holdings, Inc.	4,816	204,391
DowDuPont, Inc.	6,576	497,014
Eastman Chemical Co.	528	52,367
Ecolab, Inc.	366	50,391
FMC Corp.	2,601	237,549
International Flavors & Fragrances, Inc.	405	60,872
LyondellBasell Industries NV, Class A	3,254	389,959
Sherwin-Williams Co. (The)	393	163,924

		$2,077,151

7	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Commercial Services & Supplies — 0.1%
Cintas Corp.	394	$66,369
Republic Services, Inc.	1,084	74,579

		$140,948

Communications Equipment — 0.6%
Cisco Systems, Inc.	26,415	$1,097,279

		$1,097,279

Construction & Engineering — 0.0%(2)
Fluor Corp.	1,090	$66,163
Jacobs Engineering Group, Inc.	418	29,034

		$95,197

Containers & Packaging — 0.2%
Avery Dennison Corp.	326	$39,994
Sealed Air Corp.	5,857	277,329
WestRock Co.	2,020	134,592

		$451,915

Distributors — 0.0%(2)
LKQ Corp.(1)	763	$32,069

		$32,069

Diversified Consumer Services — 0.1%
H&R Block, Inc.	9,531	$252,953

		$252,953

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	9,104	$1,951,716

		$1,951,716

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	22,305	$835,322
Verizon Communications, Inc.	21,456	1,160,126

		$1,995,448

Electric Utilities — 0.7%
Alliant Energy Corp.	3,205	$127,399
Entergy Corp.	2,613	205,617
Exelon Corp.	7,122	274,268
FirstEnergy Corp.	3,214	105,740
NextEra Energy, Inc.	3,491	553,044
Pinnacle West Capital Corp.	1,048	83,788

		$1,349,856

Security	Shares	Value

Electrical Equipment — 0.3%
AMETEK, Inc.	909	$69,357
Eaton Corp. PLC	5,502	462,003

		$531,360

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	1,201	$61,503
TE Connectivity, Ltd.	3,728	382,232

		$443,735

Energy Equipment & Services — 0.4%
National Oilwell Varco, Inc.	10,441	$382,976
Schlumberger, Ltd.	4,289	315,584

		$698,560

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	240	$31,128
American Tower Corp.	2,132	314,896
Digital Realty Trust, Inc.	1,685	188,636
Duke Realty Corp.	3,054	80,656
Essex Property Trust, Inc.	311	72,457
Extra Space Storage, Inc.	3,077	256,868
Federal Realty Investment Trust	766	92,533
Host Hotels & Resorts, Inc.	2,960	61,450
Iron Mountain, Inc.	781	27,358
Kimco Realty Corp.	15,181	241,530
Macerich Co. (The)	4,840	312,519
Public Storage	1,200	234,912
Realty Income Corp.	3,060	162,761
Regency Centers Corp.	1,016	63,917
SL Green Realty Corp.	598	60,111
UDR, Inc.	1,383	50,521
Weyerhaeuser Co.	4,234	158,944

		$2,411,197

Food & Staples Retailing — 1.1%
CVS Health Corp.	2,538	$199,715
Kroger Co. (The)	16,032	486,732
Sysco Corp.	7,172	450,904
Wal-Mart Stores, Inc.	8,577	914,308

		$2,051,659

Food Products — 0.6%
Hormel Foods Corp.	2,394	$82,186
JM Smucker Co. (The)	3,020	383,208

8	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Food Products (continued)
McCormick & Co., Inc.	3,348	$364,162
Tyson Foods, Inc., Class A	4,929	375,146

		$1,204,702

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)	8,282	$231,565
Cooper Cos., Inc. (The)	276	67,529
IDEXX Laboratories, Inc.(1)	2,236	418,221
Intuitive Surgical, Inc.(1)	1,053	454,548
Medtronic PLC	9,228	792,593
Varian Medical Systems, Inc.(1)	594	75,735

		$2,040,191

Health Care Providers & Services — 1.8%
Aetna, Inc.	2,676	$499,930
Cardinal Health, Inc.	6,327	454,215
Centene Corp.(1)	654	70,135
Cigna Corp.	2,146	447,119
Envision Healthcare Corp.(1)	5,687	204,675
Express Scripts Holding Co.(1)	5,739	454,414
Henry Schein, Inc.(1)	2,606	197,222
Patterson Cos., Inc.	763	27,384
UnitedHealth Group, Inc.	5,012	1,186,742

		$3,541,836

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	4,006	$685,587
Royal Caribbean Cruises, Ltd.	2,692	359,517
Starbucks Corp.	8,055	457,604
Wyndham Worldwide Corp.	1,441	178,871
Wynn Resorts, Ltd.	756	125,186

		$1,806,765

Household Durables — 0.2%
Garmin, Ltd.	2,078	$130,789
Leggett & Platt, Inc.	598	27,813
Lennar Corp., Class A	1,467	91,922
Lennar Corp., Class B	29	1,469
PulteGroup, Inc.	2,356	74,992

		$326,985

Household Products — 0.7%
Clorox Co. (The)	1,632	$231,238
Procter & Gamble Co. (The)	13,919	1,201,767

		$1,433,005

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%(2)
NRG Energy, Inc.	2,933	$76,287

		$76,287

Industrial Conglomerates — 1.1%
3M Co.	3,455	$865,478
General Electric Co.	22,572	364,989
Honeywell International, Inc.	5,184	827,729
Roper Technologies, Inc.	144	40,405

		$2,098,601

Insurance — 1.3%
Aflac, Inc.	4,961	$437,560
Arthur J. Gallagher & Co.	488	33,340
Assurant, Inc.	308	28,176
Brighthouse Financial, Inc.(1)	416	26,732
Chubb, Ltd.	3,564	556,519
Cincinnati Financial Corp.	1,699	130,653
Hartford Financial Services Group, Inc.	4,457	261,893
Lincoln National Corp.	1,238	102,506
Marsh & McLennan Cos., Inc.	2,174	181,573
Progressive Corp. (The)	2,744	148,450
Torchmark Corp.	1,762	160,078
Travelers Cos., Inc. (The)	2,329	349,164
Unum Group	1,433	76,221

		$2,492,865

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	1,882	$2,730,575
Priceline Group, Inc. (The)(1)	97	185,469
TripAdvisor, Inc.(1)	3,538	122,662

		$3,038,706

Internet Software & Services — 2.7%
Akamai Technologies, Inc.(1)	930	$62,301
Alphabet, Inc., Class A(1)	1,435	1,696,486
Alphabet, Inc., Class C(1)	1,385	1,620,367
Facebook, Inc., Class A(1)	10,267	1,918,799
VeriSign, Inc.(1)	523	60,103

		$5,358,056

IT Services — 1.9%
Accenture PLC, Class A	4,111	$660,638
Fidelity National Information Services, Inc.	4,004	409,849
Global Payments, Inc.	975	108,985

9	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	1,853	$303,336
Mastercard, Inc., Class A	5,005	845,845
Total System Services, Inc.	1,195	106,188
Visa, Inc., Class A	9,485	1,178,322
Western Union Co.	1,453	30,208

		$3,643,371

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	2,006	$160,801

		$160,801

Machinery — 0.9%
Cummins, Inc.	1,796	$337,648
Flowserve Corp.	1,387	62,859
Fortive Corp.	2,243	170,513
Illinois Tool Works, Inc.	3,050	529,694
Ingersoll-Rand PLC	353	33,404
PACCAR, Inc.	5,722	426,632
Pentair PLC	1,318	94,237
Xylem, Inc.	915	66,118

		$1,721,105

Media — 1.6%
Comcast Corp., Class A	26,697	$1,135,423
Discovery Communications, Inc., Class A(1)	9,024	226,232
News Corp., Class A	18,862	322,729
News Corp., Class B	1,881	32,824
Scripps Networks Interactive, Inc., Class A	3,117	274,265
Twenty-First Century Fox, Inc., Class B	2,260	82,467
Walt Disney Co. (The)	9,142	993,461

		$3,067,401

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.(1)	8,076	$157,482
Nucor Corp.	1,454	97,360

		$254,842

Multi-Utilities — 0.5%
Centerpoint Energy, Inc.	9,562	$269,457
CMS Energy Corp.	4,167	186,473
NiSource, Inc.	3,423	84,480
SCANA Corp.	5,903	239,898
WEC Energy Group, Inc.	3,613	232,316

		$1,012,624

Security	Shares	Value

Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	2,251	$258,865
Kohl’s Corp.	1,427	92,427

		$351,292

Oil, Gas & Consumable Fuels — 2.7%
Andeavor	2,749	$297,332
Cabot Oil & Gas Corp.	6,405	168,772
Chesapeake Energy Corp.(1)	7,091	24,819
Chevron Corp.	10,516	1,318,181
Cimarex Energy Co.	2,817	316,067
Concho Resources, Inc.(1)	1,219	191,919
EQT Corp.	3,165	171,828
Exxon Mobil Corp.	21,298	1,859,315
Hess Corp.	1,840	92,938
Marathon Oil Corp.	7,552	137,371
Newfield Exploration Co.(1)	7,306	231,308
Noble Energy, Inc.	7,679	234,363
ONEOK, Inc.	3,909	230,084

		$5,274,297

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,089	$146,971

		$146,971

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	9,605	$601,273
Johnson & Johnson	13,340	1,843,455
Merck & Co., Inc.	13,530	801,653
Mylan NV(1)	3,386	145,090
Pfizer, Inc.	33,060	1,224,542

		$4,616,013

Professional Services — 0.3%
Equifax, Inc.	1,811	$226,248
Robert Half International, Inc.	65	3,762
Verisk Analytics, Inc.(1)	3,497	349,875

		$579,885

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,422	$110,661

		$110,661

10	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	1,150	$138,955
Kansas City Southern	1,110	125,574
Union Pacific Corp.	5,483	731,980

		$996,509

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	2,192	$201,401
Applied Materials, Inc.	7,374	395,468
Broadcom, Ltd.	2,771	687,291
Intel Corp.	25,405	1,222,997
NVIDIA Corp.	2,920	717,736
Qorvo, Inc.(1)	473	33,947
QUALCOMM, Inc.	429	29,279
Texas Instruments, Inc.	3,778	414,333

		$3,702,452

Software — 2.6%
CA, Inc.	9,838	$352,692
Microsoft Corp.	34,504	3,278,225
Oracle Corp.	17,113	882,860
Red Hat, Inc.(1)	2,737	359,587
Symantec Corp.	6,659	181,325

		$5,054,689

Specialty Retail — 1.1%
Best Buy Co., Inc.	969	$70,795
CarMax, Inc.(1)	1,743	124,398
Foot Locker, Inc.	670	32,930
Home Depot, Inc. (The)	6,412	1,288,171
L Brands, Inc.	1,325	66,369
Ross Stores, Inc.	4,329	356,666
Signet Jewelers, Ltd.	505	26,715
Tiffany & Co.	844	90,013

		$2,056,057

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	22,502	$3,767,510
NetApp, Inc.	2,400	147,600
Seagate Technology PLC	2,048	113,049

		$4,028,159

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	15,742	$341,916
Michael Kors Holdings, Ltd.(1)	470	31,020

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	2,492	$386,460
Ralph Lauren Corp.	1,633	186,668
Tapestry, Inc.	1,403	65,997
Under Armour, Inc., Class A(1)	7,388	102,398
Under Armour, Inc., Class C(1)	5,671	72,872

		$1,187,331

Tobacco — 0.5%
Altria Group, Inc.	3,071	$216,014
Philip Morris International, Inc.	6,706	719,085

		$935,099

Trading Companies & Distributors — 0.2%
Fastenal Co.	960	$52,762
United Rentals, Inc.(1)	1,096	198,496
W.W. Grainger, Inc.	386	104,089

		$355,347

Water Utilities — 0.1%
American Water Works Co., Inc.	1,952	$162,348

		$162,348

Total Common Stocks (identified cost $84,368,803)		$99,213,841

U.S. Treasury Obligations — 24.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.00%, 3/15/18(3)	$8,830	$8,826,470
1.00%, 5/15/18	13,000	12,982,571
1.00%, 9/15/18	15,000	14,930,566
1.25%, 10/31/18(3)	10,000	9,957,422

Total U.S. Treasury Obligations (identified cost $46,762,255)		$46,697,029

Short-Term Investments — 25.3%

U.S. Treasury Obligations — 19.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 3/29/18(3)	$5,500	$5,488,878
0.00%, 4/26/18	3,600	3,588,135

11	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 6/21/18	$10,000	$9,941,861
0.00%, 9/13/18	10,000	9,898,367
0.00%, 1/3/19	10,000	9,836,247

Total U.S. Treasury Obligations (identified cost $38,794,728)		$38,753,488

Other — 5.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(4)	10,587,532	$10,588,590

Total Other (identified cost $10,587,768)		$10,588,590

Total Short-Term Investments (identified cost $49,382,496)		$49,342,078

Total Investments — 100.3% (identified cost $180,513,554)		$195,252,948

Total Options Written — (0.5)% (premiums received $607,686)		$(916,480)

Other Assets, Less Liabilities — 0.2%		$254,605

Net Assets — 100.0%		$194,591,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018.

Call Options Written — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	27	$7,624,287	$2,785	2/2/18	$(120,555)
S&P 500 Index	28	7,906,668	2,790	2/5/18	(117,460)
S&P 500 Index	30	8,471,430	2,795	2/7/18	(121,500)
S&P 500 Index	29	8,189,049	2,835	2/9/18	(51,185)
S&P 500 Index	29	8,189,049	2,835	2/12/18	(55,680)
S&P 500 Index	25	7,059,525	2,860	2/14/18	(27,000)
S&P 500 Index	29	8,189,049	2,860	2/16/18	(37,265)
S&P 500 Index	31	8,753,811	2,880	2/20/18	(23,715)
S&P 500 Index	32	9,036,192	2,900	2/21/18	(13,760)
S&P 500 Index	31	8,753,811	2,920	2/23/18	(8,293)
S&P 500 Index	29	8,189,049	2,930	2/26/18	(6,235)
S&P 500 Index	30	8,471,430	2,880	2/28/18	(32,550)

Total					$(615,198)

Put Options Written — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	27	$7,624,287	$2,690	2/2/18	$(1,012)
S&P 500 Index	29	8,189,049	2,700	2/5/18	(1,595)
S&P 500 Index	30	8,471,430	2,695	2/7/18	(3,075)
S&P 500 Index	29	8,189,049	2,730	2/9/18	(9,135)
S&P 500 Index	29	8,189,049	2,720	2/12/18	(9,860)
S&P 500 Index	25	7,059,525	2,740	2/14/18	(15,625)
S&P 500 Index	29	8,189,049	2,745	2/16/18	(24,360)
S&P 500 Index	29	8,189,049	2,765	2/20/18	(34,655)
S&P 500 Index	32	9,036,192	2,775	2/21/18	(46,720)
S&P 500 Index	31	8,753,811	2,795	2/23/18	(64,325)
S&P 500 Index	29	8,189,049	2,785	2/26/18	(55,970)
S&P 500 Index	30	8,471,430	2,730	2/28/18	(34,950)

Total					$(301,282)

12	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Statement of Assets and Liabilities

Assets	January 31, 2018
Unaffiliated investments, at value (identified cost, $169,925,786)	$184,664,358
Affiliated investment, at value (identified cost, $10,587,768)	10,588,590
Dividends receivable	65,960
Interest receivable	151,626
Dividends receivable from affiliated investment	10,571
Receivable for premiums on written options	66,540
Receivable for Fund shares sold	347,418
Total assets	$195,895,063

Liabilities
Written options outstanding, at value (premiums received, $607,686)	$916,480
Payable for closed written options	206,696
Payable for Fund shares redeemed	7,592
Payable to affiliates:
Investment adviser and administration fee	63,814
Due to affiliates	7,961
Accrued expenses	101,447
Total liabilities	$1,303,990
Net Assets	$194,591,073

Sources of Net Assets
Paid-in capital	$184,116,900
Accumulated undistributed net investment income	47,369
Accumulated net realized loss	(4,003,796)
Net unrealized appreciation	14,430,600
Total	$194,591,073

Institutional Class Shares
Net Assets	$194,591,073
Shares Outstanding	17,651,843
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.02

13	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Statement of Operations

Investment Income	Period Ended January 31, 2018(1)
Dividends	$1,030,291
Dividends from affiliated investment	77,301
Interest	567,153
Total investment income	$1,674,745

Expenses
Investment adviser and administration fee	$431,627
Trustees’ fees and expenses	7,350
Custodian fee	79,444
Transfer and dividend disbursing agent fees	4,000
Legal and accounting services	68,773
Printing and postage	8,883
Registration fees	69,446
Miscellaneous	9,895
Total expenses	$679,418
Deduct —
Allocation of expenses to affiliates	$85,136
Total expense reductions	$85,136

Net expenses	$594,282

Net investment income	$1,080,463

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,899,962)
Investment transactions — affiliated investment	(2,564)
Written options	(2,110,678)
Net realized loss	$(4,013,204)
Change in unrealized appreciation (depreciation) —
Investments	$14,738,572
Investments — affiliated investment	822
Written options	(308,794)
Net change in unrealized appreciation (depreciation)	$14,430,600

Net realized and unrealized gain	$10,417,396

Net increase in net assets from operations	$11,497,859

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

14	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2018(1)
From operations —
Net investment income	$1,080,463
Net realized loss	(4,013,204)
Net change in unrealized appreciation (depreciation)	14,430,600
Net increase in net assets from operations	$11,497,859
Distributions to shareholders —
From net investment income	$(912,813)
Total distributions to shareholders	$(912,813)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$216,359,045
Net asset value of shares issued to shareholders in payment of distributions declared	873,797
Cost of shares redeemed	(33,226,815)
Net increase in net assets from Fund share transactions	$184,006,027

Net increase in net assets	$194,591,073

Net Assets
At beginning of period	$—
At end of period	$194,591,073

Accumulated undistributed net investment income included in net assets
At end of period	$47,369

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

15	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Financial Highlights

	Institutional Class
	Period Ended January 31, 2018(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.104
Net realized and unrealized gain	0.974

Total income from operations	$1.078

Less Distributions
From net investment income	$(0.058)

Total distributions	$(0.058)

Net asset value — End of period	$11.020

Total Return(3)(4)	10.79	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$194,591
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.55	%(6)
Net investment income	1.00	%(6)
Portfolio Turnover	26	%(5)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

16	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 9, 2017. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended January 31, 2018 was as follows:

Period Ended January 31, 2018

Distributions declared from:
Ordinary income	$912,813

During the period ended January 31, 2018, accumulated net realized loss was decreased by $9,408, accumulated undistributed net investment income was decreased by $120,281 and paid-in capital was increased by $110,873 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for accretion of market discount, distributions from real estate investment trusts (REITs) and non-deductible expenses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$47,347
Deferred capital losses	$(4,312,213)
Net unrealized appreciation	$14,739,039

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, option contracts, distributions from REITs and accretion of market discount.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $4,312,213 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred

18

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Notes to Financial Statements — continued

capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $2,866,373 are short-term and $1,445,840 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,513,909

Gross unrealized appreciation	$15,373,957
Gross unrealized depreciation	(634,918)

Net unrealized appreciation	$14,739,039

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended January 31, 2018, the investment adviser and administration fee amounted to $431,627 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.55% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM and Parametric were allocated $85,136 in total of the Fund’s operating expenses for the period ended January 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended January 31, 2018, EVM earned $375 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $107,341,805 and $21,079,706, respectively, for the period ended January 31, 2018.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Period Ended January 31, 2018(1)

Sales	20,659,414
Issued to shareholders electing to receive payments of distributions in Fund shares	80,386
Redemptions	(3,087,957)

Net increase	17,651,843

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

At January 31, 2018, one shareholder owned 29.2% of the outstanding shares of the Fund.

19

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Notes to Financial Statements — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2018 is included in the Portfolio of Investments. At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(916,480)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended January 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(2,110,678)	$(308,794)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the period ended January 31, 2018, which is indicative of the volume of this derivative type, was 448 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2018.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

20

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$99,213,841 *	$—	$—	$99,213,841
U.S. Treasury Obligations	—	46,697,029	—	46,697,029
Short-Term Investments —
U.S. Treasury Obligations	—	38,753,488	—	38,753,488
Other	—	10,588,590	—	10,588,590

Total Investments	$99,213,841	$96,039,107	$—	$195,252,948

Liability Description

Call Options Written	$(615,198)	$—	$—	$(615,198)
Put Options Written	(301,282)	—	—	(301,282)

Total	$(916,480)	$—	$—	$(916,480)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

21

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2018, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, February 9, 2017, to January 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, February 9, 2017, to January 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal period ended January 31, 2018, the Fund designates approximately $902,064, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 81.08% qualifies for the corporate dividends received deduction.

23

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

24

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

25

Parametric Volatility Risk Premium - Defensive Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24691    1.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 33 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2017 and January 31, 2018 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund

Fiscal Years Ended	1/31/17	1/31/18
Audit Fees	$80,670	$80,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,686	$18,235
All Other Fees(3)	$0	$0

Total	$104,356	$98,905

Parametric International Equity Fund

Fiscal Years Ended	1/31/17	1/31/18
Audit Fees	$33,910	$36,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,125	$14,549
All Other Fees(3)	$0	$0

Total	$47,035	$51,459

Parametric Volatility Risk Premium — Defensive Fund

Fiscal Period Ended *	1/31/18
Audit Fees	$37,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$20,100
All Other Fees(3)	$0

Total	$57,150

*	This fund commenced operations on February 9, 2017.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17	8/31/17	9/30/17	10/31/17	12/31/17	1/31/18
Audit Fees	$22,650	$48,950	$97,730	$570,575	$105,320	$114,580	$25,850	$48,950	$99,675	$571,663	$105,320	$154,630
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744	$12,420	$25,606	$351,829	$63,439	$52,884
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$32,298	$61,209	$122,730	$931,558	$166,734	$151,391	$35,594	$61,370	$125,281	$923,492	$168,759	$207,514

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17	8/31/17	9/30/17	10/31/17	12/31/17	1/31/18
Registrant(1)	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744	$12,420	$25,606	$351,829	$63,439	$52,884
Eaton Vance(2)	$56,434	$56,434	$56,434	$56,434	$46,000	$46,000	$46,000	$148,018	$148,018	$148,018	$148,018	$148,018

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018